Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (5.5%)
*	Sandfire Resources Ltd.	1,670,243	22,664
	Ramelius Resources Ltd.	6,877,318	21,181
*	Genesis Minerals Ltd.	3,874,633	19,133
	Perseus Mining Ltd.	4,918,806	18,945
	Westgold Resources Ltd.	3,297,687	15,736
*	Paladin Energy Ltd.	1,543,935	14,476
*	Vault Minerals Ltd.	3,754,096	14,366
*	Greatland Resources Ltd.	1,736,215	14,262
	Regis Resources Ltd.	2,712,123	14,136
*	Capricorn Metals Ltd.	1,448,880	13,571
	Eagers Automotive Ltd.	627,090	11,641
	Ventia Services Group Pty Ltd.	2,890,283	11,575
*	Liontown Ltd.	9,038,625	11,475
	Codan Ltd.	373,230	9,828
	AUB Group Ltd. (XASX)	423,544	8,890
	Chorus Ltd.	1,546,115	8,791
*	Emerald Resources NL	1,829,333	8,601
	National Storage REIT	4,449,471	8,527
*	Zip Co. Ltd.	4,607,003	8,499
[1]	Breville Group Ltd.	368,458	8,210
	nib holdings Ltd.	1,755,075	8,186
	Reliance Worldwide Corp. Ltd.	2,826,394	7,345
	Monadelphous Group Ltd.	340,936	7,336
	Pinnacle Investment Management Group Ltd.	598,710	7,021
*	Resolute Mining Ltd.	7,631,566	6,837
	Charter Hall Long Wale REIT	2,484,857	6,721
*,1	DroneShield Ltd.	2,853,524	6,548
*	Deep Yellow Ltd.	3,267,230	6,380
*	Bellevue Gold Ltd.	5,261,060	6,169
*	Austal Ltd.	1,257,400	6,064
*	Mesoblast Ltd.	3,392,070	5,950
	HomeCo Daily Needs REIT	6,483,801	5,818
	Perenti Ltd.	3,002,284	5,780
	Super Retail Group Ltd.	564,904	5,764
	Champion Iron Ltd.	1,412,623	5,705
	Charter Hall Retail REIT	2,078,504	5,660
	NRW Holdings Ltd.	1,564,040	5,643
	BWP Property Group Ltd.	2,046,923	5,318
	Centuria Industrial REIT	2,281,004	5,154
*	Tuas Ltd.	1,036,695	5,127
*,1	Southern Cross Gold Consolidated Ltd. GDR	713,668	5,115
	Tabcorp Holdings Ltd.	8,295,757	5,093
[2]	Viva Energy Group Ltd.	3,946,558	4,940
*,1	IperionX Ltd.	983,422	4,928
	ARB Corp. Ltd.	274,613	4,911
	Ingenia Communities Group	1,480,059	4,853
	Lovisa Holdings Ltd.	225,218	4,831
*	Judo Capital Holdings Ltd.	3,825,738	4,821
	Nick Scali Ltd.	282,421	4,797
*	Catalyst Metals Ltd.	830,148	4,708
*	Megaport Ltd.	585,084	4,672
*	PEXA Group Ltd.	485,068	4,638
	Imdex Ltd.	1,770,167	4,576
*	Neuren Pharmaceuticals Ltd.	394,805	4,571
	Generation Development Group Ltd.	1,211,638	4,507
	Nickel Industries Ltd.	7,104,809	4,498
	SRG Global Ltd.	2,004,832	4,204
[1]	IDP Education Ltd.	948,931	4,129
	Bega Cheese Ltd.	954,037	4,038
*	Predictive Discovery Ltd.	7,219,012	3,989

		Shares	Market Value ($000)
*	WEB Travel Group Ltd.	1,228,988	3,933
*,1	Silex Systems Ltd.	827,013	3,922
*	Alkane Resources Ltd.	3,592,261	3,890
	Waypoint REIT Ltd.	2,266,787	3,864
	Helia Group Ltd.	943,494	3,815
*	Pantoro Gold Ltd.	1,147,831	3,808
	GrainCorp Ltd. Class A	754,324	3,782
	IRESS Ltd.	661,236	3,723
	EVT Ltd.	429,788	3,721
[1,3]	Corporate Travel Management Ltd.	408,628	3,658
	Nine Entertainment Co. Holdings Ltd.	4,602,836	3,650
*	Ora Banda Mining Ltd.	4,319,605	3,621
	Data#3 Ltd.	522,360	3,538
	Elders Ltd.	685,962	3,514
	Arena REIT	1,422,589	3,503
	Centuria Capital Group	2,472,319	3,315
	Service Stream Ltd.	2,074,617	3,288
*	SiteMinder Ltd.	906,237	3,179
*	Develop Global Ltd.	876,782	3,150
	Premier Investments Ltd.	337,850	3,129
[1]	Guzman y Gomez Ltd.	203,690	3,127
	Karoon Energy Ltd.	2,633,690	3,118
*,1	Vulcan Energy Resources Ltd.	1,135,057	3,112
	Regis Healthcare Ltd.	656,282	3,077
*	Temple & Webster Group Ltd.	362,643	3,016
	Collins Foods Ltd.	399,192	2,962
[1]	HMC Capital Ltd.	981,909	2,865
*	Superloop Ltd.	1,747,458	2,784
	SmartGroup Corp. Ltd.	468,371	2,747
	DigiCo Infrastructure REIT	1,530,485	2,728
	Amotiv Ltd.	459,756	2,682
	Aussie Broadband Ltd.	838,069	2,629
*,1	Weebit Nano Ltd.	708,257	2,591
*,1	Elevra Lithium Ltd.	542,723	2,506
*	Nanosonics Ltd.	927,413	2,504
	McMillan Shakespeare Ltd.	210,760	2,499
	Charter Hall Social Infrastructure REIT	1,206,875	2,439
*	Gemlife Communities Group	690,900	2,416
	Inghams Group Ltd.	1,363,284	2,370
	Stanmore Resources Ltd.	1,124,341	2,354
	Credit Corp. Group Ltd.	236,856	2,327
*	Macquarie Technology Group Ltd.	47,434	2,307
	Dicker Data Ltd.	329,146	2,295
	IPH Ltd.	880,147	2,284
*,1	Clarity Pharmaceuticals Ltd.	1,061,461	2,252
	Hansen Technologies Ltd.	648,235	2,239
	Integral Diagnostics Ltd.	1,224,373	2,225
*	Catapult Sports Ltd.	870,286	2,111
	Dexus Industria REIT	1,172,854	2,092
*	St. Barbara Ltd.	4,238,809	2,077
*	Amplitude Energy Ltd.	947,063	2,057
[1]	Maas Group Holdings Ltd.	533,501	2,017
[1]	PWR Holdings Ltd.	311,064	2,010
[1]	Supply Network Ltd.	77,723	1,984
*	Nufarm Ltd.	1,204,609	1,967
	Rural Funds Trust	1,389,310	1,960
*,1	Boss Energy Ltd.	1,464,780	1,941
	Ridley Corp. Ltd.	1,091,855	1,895
	MyState Ltd.	602,090	1,877
*	Chalice Mining Ltd.	1,231,077	1,851
	Navigator Global Investments Ltd. (XASX)	833,689	1,836
	Kelsian Group Ltd.	669,918	1,819
*	Virgin Australia Holdings Ltd.	836,519	1,817
	Regal Partners Ltd.	821,422	1,793
	Cromwell Property Group	5,970,157	1,702
	oOh!media Ltd.	1,959,533	1,699
	EQT Holdings Ltd.	97,565	1,664
*	Gentrack Group Ltd.	352,123	1,598
	Abacus Storage King	1,472,003	1,584
*,1	PolyNovo Ltd.	2,250,978	1,581

		Shares	Market Value ($000)
*	Select Harvests Ltd.	511,529	1,577
*,1,3	Opthea Ltd.	4,172,663	1,569
	Bapcor Ltd.	1,050,368	1,553
*	Alpha HPA Ltd.	3,028,274	1,537
	Growthpoint Properties Australia Ltd.	957,519	1,525
	Bravura Solutions Ltd.	1,064,093	1,510
*	Arafura Rare Earths Ltd.	9,312,139	1,462
*,1	Core Lithium Ltd.	9,009,201	1,443
	Redox Ltd.	637,956	1,403
[1]	Jumbo Interactive Ltd.	195,714	1,397
	GWA Group Ltd.	754,579	1,396
	Vulcan Steel Ltd.	281,939	1,357
*	Myer Holdings Ltd.	4,479,367	1,352
*,1	Lifestyle Communities Ltd.	352,122	1,352
	Centuria Office REIT	1,812,052	1,348
	Australian Clinical Labs Ltd.	692,756	1,313
	Healius Ltd.	2,055,908	1,287
	Abacus Group	1,532,792	1,232
	Cedar Woods Properties Ltd.	218,299	1,230
	Fleetpartners Group Ltd.	600,378	1,193
[1]	Clinuvel Pharmaceuticals Ltd.	154,860	1,183
*	Tyro Payments Ltd.	1,758,181	1,161
[1]	L1 Group Ltd.	1,351,357	1,151
	G8 Education Ltd.	2,471,199	1,148
*	Omni Bridgeway Ltd.	1,000,232	1,074
	Australian Ethical Investment Ltd.	327,010	1,040
*	AUB Group Ltd.	49,407	1,039
*,1	29Metals Ltd. (XASX)	2,991,878	986
*	Aurelia Metals Ltd.	4,646,051	984
	Australian Finance Group Ltd.	661,287	946
*	Emeco Holdings Ltd.	1,027,274	939
*	Fineos Corp. Ltd. GDR	596,305	929
*	Nuix Ltd.	773,855	926
*	Wildcat Resources Ltd.	3,573,000	893
	Accent Group Ltd.	1,382,408	888
*,1	Audinate Group Ltd.	271,824	817
*	ioneer Ltd.	7,707,012	800
	GDI Property Group Partnership	1,879,489	798
*,1	HealthCo REIT	1,519,579	773
	Praemium Ltd.	1,460,324	767
*	EML Payments Ltd.	1,338,774	763
*	Baby Bunting Group Ltd.	446,506	743
*,1	Star Entertainment Group Ltd.	7,896,191	734
	Kogan.com Ltd.	284,966	726
	Solvar Ltd.	528,700	685
*,1	Novonix Ltd.	2,585,372	674
*,1	Strike Energy Ltd.	8,680,795	663
*,1	BrainChip Holdings Ltd.	6,343,533	639
*,3	AVZ Minerals Ltd.	8,431,227	587
*	Mayne Pharma Group Ltd.	276,576	538
	Webjet Group Ltd.	963,108	538
*	Coast Entertainment Holdings Ltd.	1,327,454	502
*,1	Syrah Resources Ltd.	3,008,033	484
	Humm Group Ltd.	847,477	440
*	Australian Agricultural Co. Ltd.	461,316	438
*	Carnarvon Energy Ltd.	5,083,153	345
*	WA1 Resources Ltd.	29,249	345
*	Metals X Ltd.	361,289	322
*	OFX Group Ltd.	740,020	258
	MA Financial Group Ltd.	16,549	119
*,3	Leo Lithium Ltd.	3,703,310	86
*	FireFly Metals Ltd.	48,527	67
*,3	Firefinch Ltd.	4,116,778	58
*,3	ESG Minerals	183,648	—
			725,274
Austria (0.6%)
	voestalpine AG	437,128	20,757
	Wienerberger AG	387,909	12,822
	Vienna Insurance Group AG Wiener Versicherung Gruppe	129,130	10,150

		Shares	Market Value ($000)
	UNIQA Insurance Group AG	404,847	7,505
	DO & Co. AG	27,872	6,518
[1]	Oesterreichische Post AG	116,990	4,563
	EVN AG	130,830	4,408
*	AT&S Austria Technologie & Systemtechnik AG	91,479	4,113
	CA Immobilien Anlagen AG	111,201	3,318
	Porr AG	60,257	2,478
	Palfinger AG	53,384	2,294
*	CPI Europe AG	119,816	2,210
*,1	Lenzing AG	67,823	2,048
[1]	SBO AG	38,334	1,440
[1]	Agrana Beteiligungs AG	43,331	586
			85,210
Belgium (1.3%)
	Umicore SA	759,029	18,044
	Financiere de Tubize SA	70,462	17,974
	Aedifica SA	174,242	15,343
	Cofinimmo SA	139,646	14,520
	KBC Ancora	138,973	12,771
	Solvay SA	263,545	7,759
	Montea NV	76,301	6,463
	Azelis Group NV	643,939	6,377
	VGP NV	49,107	6,022
	Fagron	223,904	5,886
	Melexis NV	73,687	5,571
	Bekaert SA	111,887	5,489
[1]	CMB Tech NV	409,388	5,305
	Deme Group NV	23,885	4,761
	Xior Student Housing NV	142,136	4,730
	Gimv NV	86,154	4,653
	Shurgard Self Storage Ltd. (XBRU)	119,403	4,334
	Proximus SADP	459,964	4,197
	Colruyt Group NV	99,626	3,818
	Retail Estates NV	42,483	3,256
	Barco NV	219,356	3,011
	Tessenderlo Group SA	70,736	2,295
	Kinepolis Group NV	50,635	1,604
*,1	Ontex Group NV	207,413	1,206
*	Vastned NV	29,937	1,065
*	bpost SA	358,121	924
			167,378
Brazil (1.1%)
	Cia de Saneamento de Minas Gerais Copasa MG.	694,223	6,747
	Cogna Educacao SA	7,321,389	6,330
	Kinea Rendimentos Imobiliarios FII (BVMF)	280,705	5,705
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	952,809	5,413
	Kinea Indice de Precos FII	294,204	5,132
	Xp Malls Fdo Inv Imob Fii	206,752	4,351
	Iguatemi SA (BVMF)	732,582	3,967
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	124,642	3,730
	Direcional Engenharia SA	1,393,289	3,693
	FII BTLG	182,810	3,564
	Kinea Renda Imobiliaria FII	104,012	3,273
	Cury Construtora e Incorporadora SA	491,900	3,229
	Maxi Renda FII (BVMF)	1,620,677	2,963
	Fleury SA	888,738	2,807
*	Orizon Valorizacao de Residuos SA	197,071	2,788
	EcoRodovias Infraestrutura e Logistica SA	1,226,461	2,755
	Magazine Luiza SA	1,374,450	2,557
	Vivara Participacoes SA	452,804	2,425
	Azzas 2154 SA	473,700	2,407
	YDUQS Participacoes SA	847,825	2,363
	XP Log FII (BVMF)	115,970	2,292
*	IRB Brasil Resseguros SA	202,694	2,228
	Kinea High Yield CRI - FII	115,754	2,201
	Vinci Shopping Centers FII (BVMF)	105,447	2,190
	Trx Real Estate FII	120,621	2,186
*	MRV Engenharia e Participacoes SA	1,396,600	2,142
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	86,643	2,125

		Shares	Market Value ($000)
	Odontoprev SA	934,199	1,995
	JHSF Participacoes SA	1,083,700	1,967
	Minerva SA	1,656,588	1,948
	Capitania Securities II FII (BVMF)	1,193,687	1,853
*	Kinea Rendimentos Imobiliarios REIT	90,535	1,840
	Hedge Brasil Shopping FII	482,139	1,832
	Construtora Tenda SA	346,989	1,820
	Dexco SA	1,601,824	1,744
*	Hidrovias do Brasil SA (BVMF)	2,191,485	1,682
	Fras-Le SA	355,399	1,641
	Fundo De Investimento Imobiliario VBI Prime Properties	101,268	1,606
	Iridium Fundo De Investimento Imobiliario	119,390	1,559
	Fii UBS Br Receb Imob	97,730	1,541
	Vulcabras SA	441,876	1,513
	Sao Martinho SA	516,100	1,497
*	Cia Brasileira de Aluminio	750,798	1,452
	Ez Tec Empreendimentos e Participacoes SA	472,510	1,359
	SIMPAR SA	1,068,100	1,358
	Tres Tentos Agroindustrial SA	415,824	1,315
	Fundo De Investimento Imobiliario TG Ativo Real	87,053	1,294
	Mahle-Metal Leve SA	195,400	1,276
	C&A Modas SA	524,200	1,188
	LOG Commercial Properties e Participacoes SA	209,765	1,109
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,436,600	1,089
	Mills Locacao Servicos e Logistica SA	364,005	1,072
[2]	LWSA SA	1,131,883	1,052
	Petroreconcavo SA	483,970	1,039
	Iochpe Maxion SA	490,044	1,026
	Grendene SA	1,035,783	976
	Grupo SBF SA	355,908	974
*	CVC Brasil Operadora e Agencia de Viagens SA	1,924,900	958
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	226,412	918
*	Oncoclinicas do Brasil Servicos Medicos SA	1,817,500	822
*	Tupy SA	337,831	802
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	338,200	793
*	Cia Brasileira de Distribuicao	935,523	683
*	Log-in Logistica Intermodal SA	101,219	625
*	Uniao Pet Participacoes SA	865,360	579
*	Banco ABC Brasil SA	21,307	109
*	Azul SA	200,502,000	—
			141,469
Canada (10.1%)
*	Equinox Gold Corp.	2,707,357	38,732
	Toromont Industries Ltd.	297,326	37,874
*	IAMGOLD Corp.	1,994,523	36,195
	First Majestic Silver Corp.	1,674,268	34,859
	Hudbay Minerals Inc.	1,387,298	32,857
*	Eldorado Gold Corp.	735,849	31,571
	Finning International Inc.	485,628	30,454
	OceanaGold Corp.	851,234	27,582
*	NexGen Energy Ltd.	2,185,895	27,451
*	Aritzia Inc.	345,466	27,231
*	Capstone Copper Corp.	2,376,837	26,340
	Capital Power Corp.	569,078	24,971
	OR Royalties Inc.	624,381	24,619
	B2Gold Corp.	4,609,797	22,446
	Colliers International Group Inc.	159,551	21,802
	South Bow Corp.	757,385	21,515
	Brookfield Infrastructure Corp. Class A	436,441	20,872
	Brookfield Renewable Corp.	494,458	20,593
	Algonquin Power & Utilities Corp.	2,811,565	18,460
	PrairieSky Royalty Ltd.	847,041	18,438
*	New Gold Inc.	1,810,654	18,191
	Onex Corp.	210,358	17,924
	DPM Metals Inc.	511,932	17,862
	Definity Financial Corp.	353,850	17,318
*	SSR Mining Inc.	737,442	16,811
	Chartwell Retirement Residences	1,108,225	16,457
	Torex Gold Resources Inc.	340,352	16,382

		Shares	Market Value ($000)
	Canadian Apartment Properties REIT	574,822	16,278
	Boyd Group Inc.	99,119	16,245
	RioCan REIT	1,086,792	15,572
	Granite REIT	221,163	14,269
	IGM Financial Inc.	291,302	14,090
	Stella-Jones Inc.	203,471	13,643
*	G Mining Ventures Corp.	417,430	13,234
	Northland Power Inc.	954,384	13,156
	West Fraser Timber Co. Ltd.	191,872	13,103
	TransAlta Corp.	986,431	12,605
	Centerra Gold Inc.	730,245	12,233
	Gibson Energy Inc.	596,373	11,742
	Atco Ltd. Class I	269,523	11,702
	Methanex Corp.	245,254	11,702
*	Galaxy Digital Inc. Class A	408,480	11,550
	Choice Properties REIT	1,015,044	11,361
	First Capital REIT	776,572	11,287
	Orla Mining Ltd.	714,817	10,783
*	K92 Mining Inc.	561,089	10,532
*	Kinaxis Inc.	101,876	10,287
	Premium Brands Holdings Corp.	148,726	10,223
	Dream Industrial REIT	1,045,540	9,875
	Topaz Energy Corp.	450,785	9,667
*	Novagold Resources Inc.	1,098,214	9,574
	SmartCentres REIT	473,266	9,277
	BRP Inc.	122,479	9,244
	Linamar Corp.	142,170	9,013
*	ATS Corp.	302,235	8,590
*	Discovery Silver Corp.	1,207,485	8,495
	Baytex Energy Corp.	2,447,872	8,449
	Peyto Exploration & Development Corp.	465,345	8,387
*	Denison Mines Corp.	2,116,078	8,361
*	MDA Space Ltd.	287,974	8,128
	Tamarack Valley Energy Ltd.	1,148,454	7,768
*	BlackBerry Ltd.	2,122,735	7,561
*	Endeavour Silver Corp.	689,774	7,528
	H&R REIT	950,978	7,508
*	ERO Copper Corp.	223,774	7,507
	Boardwalk REIT	148,100	7,488
*	Air Canada	531,622	7,359
	Russel Metals Inc.	203,023	7,194
*	Fortuna Mining Corp.	724,635	7,089
	Boralex Inc. Class A	374,290	6,941
	Quebecor Inc. Class B	189,493	6,912
*	Allied Gold Corp.	212,817	6,716
*	Athabasca Oil Corp.	1,141,013	6,695
*	NGEx Minerals Ltd.	320,381	6,626
*	Skeena Resources Ltd.	230,671	6,581
	Secure Waste Infrastructure Corp.	509,337	6,572
	Sprott Inc.	51,070	6,262
	North West Co. Inc.	175,056	6,249
*	Seabridge Gold Inc.	208,801	5,904
*	Wesdome Gold Mines Ltd.	357,801	5,857
*	NuVista Energy Ltd.	424,283	5,808
	Vermilion Energy Inc.	561,800	5,430
*	Bausch Health Cos. Inc.	932,412	5,348
*	Perpetua Resources Corp.	200,621	5,332
	Primaris REIT	432,187	5,253
	Parex Resources Inc.	347,829	5,160
	Paramount Resources Ltd. Class A	271,353	5,118
	Maple Leaf Foods Inc.	273,957	5,076
	EQB Inc.	64,955	5,066
	Triple Flag Precious Metals Corp.	148,962	5,022
	Freehold Royalties Ltd.	394,336	4,744
*	Lightspeed Commerce Inc.	439,146	4,741
	Allied Properties REIT	456,247	4,708
	Transcontinental Inc. Class A	271,909	4,613
	Superior Plus Corp.	799,304	4,285
	Exchange Income Corp.	59,480	4,150
	TerraVest Industries Inc.	37,733	3,909

		Shares	Market Value ($000)
	Killam Apartment REIT	285,917	3,683
	Richelieu Hardware Ltd.	121,048	3,620
*	International Petroleum Corp.	166,776	3,478
	Birchcliff Energy Ltd.	635,059	3,414
	Sienna Senior Living Inc.	219,063	3,412
*	Trisura Group Ltd.	110,498	3,370
	Altus Group Ltd.	98,699	3,349
	Labrador Iron Ore Royalty Corp.	152,451	3,305
	Pet Valu Holdings Ltd.	161,336	3,235
	InterRent REIT	329,344	3,224
*	Advantage Energy Ltd.	384,024	3,105
	Winpak Ltd.	96,611	3,052
	Crombie REIT	258,145	2,957
	Brookfield Wealth Solutions Ltd.	63,631	2,903
*	NFI Group Inc.	226,331	2,749
	goeasy Ltd.	29,558	2,716
	OR Royalties Inc. (XTSE)	65,199	2,571
	Westshore Terminals Investment Corp.	118,730	2,531
	CT REIT	180,443	2,163
	Enghouse Systems Ltd.	156,808	2,155
*	Canfor Corp.	199,259	2,098
*	IAMGOLD Corp. (XTSE)	107,066	1,946
	Brookfield Business Corp. Class A	54,122	1,921
	Cargojet Inc.	27,205	1,857
	Cogeco Communications Inc.	37,222	1,794
	Strathcona Resources Ltd.	91,716	1,751
	Leon's Furniture Ltd.	49,786	1,006
	Canada Packers Inc.	54,746	642
*	Montage Gold Corp.	55,300	497
*	Aris Mining Corp.	27,000	467
*	Taseko Mines Ltd.	46,975	357
	Enerflex Ltd.	18,500	340
	Silvercorp Metals Inc.	28,773	290
	Headwater Exploration Inc.	32,741	264
	Aecon Group Inc.	8,964	232
*	Vizsla Silver Corp.	45,398	230
	Badger Infrastructure Solutions Ltd.	3,000	170
*	Lightspeed Commerce Inc. (XTSE)	14,700	159
	CES Energy Solutions Corp.	10,100	105
			1,337,662
Chile (0.2%)
	Parque Arauco SA	2,447,417	10,402
	Inversiones La Construccion SA	115,434	2,879
	Engie Energia Chile SA	1,558,297	2,762
	Empresa Nacional de Telecomunicaciones SA	502,242	2,696
	Salfacorp SA	1,577,029	2,597
	SMU SA	12,947,021	2,426
*	CAP SA	212,853	2,010
	Vina Concha y Toro SA	1,677,283	1,912
	Inversiones Aguas Metropolitanas SA	1,439,243	1,827
	Ripley Corp. SA	3,411,753	1,715
	SONDA SA	1,344,746	515
			31,741
China (7.5%)
[1]	China Gold International Resources Corp. Ltd.	871,500	22,067
*,1	UBTech Robotics Corp. Ltd. Class H	984,300	17,570
*,1	XtalPi Holdings Ltd.	10,900,000	16,837
	XD Inc.	1,010,000	11,092
	Atour Lifestyle Holdings Ltd. ADR	301,402	10,772
[1]	China Nonferrous Mining Corp. Ltd.	4,777,000	9,468
*	Hesai Group ADR	362,493	8,653
	Dongyue Group Ltd.	5,376,000	8,428
*,1	Kingsoft Cloud Holdings Ltd.	9,020,275	8,014
*,2	Mobvista Inc.	3,557,000	6,784
	Wanguo Gold Group Ltd.	4,451,500	6,763
*,1	Phancy Group Co. Ltd. Class H	1,026,900	6,582
*,2	InnoCare Pharma Ltd. Class H	4,230,000	6,346
	Harbin Electric Co. Ltd. Class H	2,405,813	6,111
*,2	Ascentage Pharma Group International	971,500	5,978

		Shares	Market Value ($000)
	TCL Electronics Holdings Ltd.	3,711,122	5,705
*,1	RoboSense Technology Co. Ltd.	1,243,100	5,406
*,2	Keymed Biosciences Inc.	758,000	5,392
	Chinasoft International Ltd.	7,894,304	5,081
	Wasion Holdings Ltd.	1,650,000	5,039
[1]	Shanghai Conant Optical Co. Ltd. Class H	625,400	5,013
	Fufeng Group Ltd.	4,607,864	4,986
*,1	Shanghai MicroPort MedBot Group Co. Ltd. Class H	1,340,500	4,839
*,2	Everest Medicines Ltd.	956,000	4,764
*,1	XXF Group Holdings Ltd.	3,252,500	4,734
[2]	Simcere Pharmaceutical Group Ltd.	3,004,000	4,498
*,1	Sunac China Holdings Ltd.	29,012,000	4,492
*,1,2	CALB Group Co. Ltd. Class H	1,318,300	4,157
	China Tungsten & Hightech Materials Co. Ltd. Class A	587,020	4,071
	Consun Pharmaceutical Group Ltd.	1,693,000	3,914
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	457,836	3,859
	Shenzhen Envicool Technology Co. Ltd. Class A	249,088	3,835
[3]	ANE Cayman Inc.	2,435,500	3,804
*,1,2	Weimob Inc.	12,160,000	3,759
[1]	Grand Pharmaceutical Group Ltd.	3,706,240	3,709
[1]	China Tobacco International HK Co. Ltd.	700,000	3,453
[1,2]	Yixin Group Ltd.	9,338,000	3,388
[1]	West China Cement Ltd.	6,983,200	3,355
[1]	Shoucheng Holdings Ltd.	12,869,246	3,354
*,2	Tuhu Car Inc.	1,661,000	3,311
*	Biwin Storage Technology Co. Ltd. Class A	118,718	3,170
	CIMC Enric Holdings Ltd.	2,214,000	3,140
*	Newborn Town Inc.	2,104,685	3,095
*	Lifetech Scientific Corp.	13,094,058	3,067
	Sihuan Pharmaceutical Holdings Group Ltd.	15,121,000	3,056
*,2	Evergrande Property Services Group Ltd.	19,198,500	2,973
	Shannon Semiconductor Technology Co. Ltd. Class A	119,900	2,882
	Sharetronic Data Technology Co. Ltd. Class A	88,200	2,881
	JinkoSolar Holding Co. Ltd. ADR	111,222	2,851
	Lonking Holdings Ltd.	6,920,313	2,839
	Hello Group Inc. ADR	416,060	2,838
	Greentown Service Group Co. Ltd.	4,843,255	2,816
	China Water Affairs Group Ltd.	4,051,600	2,797
[1]	Weilong Delicious Global Holdings Ltd.	1,699,600	2,685
[2]	Genertec Universal Medical Group Co. Ltd.	3,365,809	2,645
*	Abbisko Cayman Ltd.	1,646,000	2,635
	Yuanjie Semiconductor Technology Co. Ltd. Class A	22,122	2,602
*	FIH Mobile Ltd.	1,014,100	2,592
	China Overseas Property Holdings Ltd.	4,640,000	2,583
*,1,2	CARsgen Therapeutics Holdings Ltd.	1,301,500	2,583
	Shenzhen Megmeet Electrical Co. Ltd. Class A	140,850	2,557
	China Datang Corp. Renewable Power Co. Ltd. Class H	9,133,000	2,443
*	DPC Dash Ltd.	283,200	2,399
	Sinofert Holdings Ltd.	11,020,000	2,398
*	Vnet Group Inc. ADR	227,084	2,391
*	Skyverse Technology Co. Ltd. Class A	89,266	2,380
*	QuantumCTek Co. Ltd. Class A	26,507	2,371
[1]	JF SmartInvest Holdings Ltd.	526,200	2,329
*	EHang Holdings Ltd. ADR	180,920	2,310
[1]	Tianneng Power International Ltd.	2,446,468	2,289
[1]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	261,500	2,266
*	CICT Mobile Communication Technology Co. Ltd. Class A	848,590	2,254
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	58,040	2,245
	Bank of Chongqing Co. Ltd. Class H	2,211,843	2,225
	Poly Property Group Co. Ltd.	7,285,000	2,194
*	Dosilicon Co. Ltd. Class A	113,880	2,187
*	COFCO Joycome Foods Ltd.	10,066,000	2,161
[1]	Onewo Inc. Class H	860,700	2,157
*	Sunshine Lake Pharma Co. Ltd. Class H	393,008	2,149
	China Overseas Grand Oceans Group Ltd.	6,258,500	2,118
	Geovis Technology Co. Ltd. Class A	207,982	2,116
*,2	Alphamab Oncology	1,749,000	1,994
[1]	Tiangong International Co. Ltd.	4,558,000	1,991
*	Skyworth Group Ltd.	2,144,710	1,953
	China BlueChemical Ltd. Class H	5,604,000	1,948

		Shares	Market Value ($000)
[1]	Gushengtang Holdings Ltd.	510,500	1,927
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	237,900	1,919
[1]	China Resources Beverage Holdings Co. Ltd.	1,465,800	1,888
	Q Technology Group Co. Ltd.	1,579,000	1,883
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	134,400	1,860
[1]	JNBY Design Ltd.	721,000	1,783
*	Founder Technology Group Corp. Class A	1,094,000	1,775
[1]	China Modern Dairy Holdings Ltd.	8,772,000	1,743
*,1,2	Yidu Tech Inc.	2,351,000	1,743
	Neway Valve Suzhou Co. Ltd. Class A	198,200	1,726
	Broadex Technologies Co. Ltd. Class A	74,400	1,725
*	Sensteed Hi-tech Group Class A	2,573,400	1,723
[1]	First Tractor Co. Ltd. Class H	1,462,954	1,719
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	43,328	1,681
	Sinopec Kantons Holdings Ltd.	2,995,962	1,663
	Olympic Circuit Technology Co. Ltd. Class A	185,400	1,660
*,1,2	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	876,800	1,657
	Sichuan Expressway Co. Ltd. Class H	2,284,000	1,632
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	130,400	1,629
	Yuexiu Transport Infrastructure Ltd.	2,674,000	1,619
	XTC New Energy Materials Xiamen Co. Ltd. Class A	130,281	1,617
*	Sichuan Huafeng Technology Co. Ltd. Class A	118,820	1,604
	PAX Global Technology Ltd.	2,539,062	1,602
[1,2]	Asiainfo Technologies Ltd.	1,454,000	1,594
*	Sichuan Hongda Co. Ltd. Class A	680,300	1,579
[1]	Tianli International Holdings Ltd.	4,373,202	1,574
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	157,200	1,565
	Henan Shijia Photons Technology Co. Ltd. Class A	118,094	1,565
[1]	Fu Shou Yuan International Group Ltd.	4,724,000	1,562
	Hainan Jinpan Smart Technology Co. Ltd. Class A	118,794	1,558
	Leader Harmonious Drive Systems Co. Ltd. Class A	47,150	1,554
	SSY Group Ltd.	4,095,324	1,551
	Hubei Dinglong Co. Ltd. Class A	241,812	1,550
	Kingsemi Co. Ltd. Class A	51,820	1,548
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	34,887	1,512
	Health & Happiness H&H International Holdings Ltd.	771,500	1,510
[2]	AK Medical Holdings Ltd.	2,008,000	1,500
	Shengda Resources Co. Ltd. Class A	178,300	1,495
	China Education Group Holdings Ltd.	3,827,000	1,491
	Advanced Fiber Resources Zhuhai Ltd. Class A	64,090	1,482
	CGN New Energy Holdings Co. Ltd.	4,384,720	1,477
	China Foods Ltd.	2,666,000	1,477
*,2	Bairong Inc.	1,038,000	1,475
[1]	China Risun Group Ltd.	4,189,000	1,474
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	434,700	1,470
	Dajin Heavy Industry Co. Ltd. Class A	166,100	1,470
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,306,495	1,457
[1,2]	Maoyan Entertainment	1,528,000	1,434
	Chervon Holdings Ltd.	463,500	1,433
[2]	China East Education Holdings Ltd.	1,956,500	1,429
	Jiangsu Etern Co. Ltd. Class A	377,800	1,429
	Dazhong Mining Co. Ltd.	349,788	1,426
	Zhejiang Cfmoto Power Co. Ltd. Class A	39,300	1,423
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	93,900	1,420
	Delton Technology Guangzhou Inc. Class A	94,000	1,418
*	Sai Micro Electronics Inc. Class A	189,000	1,417
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	177,958	1,415
*	Henan Zhongfu Industry Co. Ltd. Class A	1,030,200	1,414
*	Orbbec Inc. Class A	102,824	1,410
	Fujian Wanchen Food Group Co. Ltd. Class A	48,200	1,404
	Guangdong Hongda Holdings Group Co. Ltd. Class A	196,274	1,384
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	72,292	1,378
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,866,362	1,372
	North Copper Co. Ltd. Class A	490,800	1,351
	Hangcha Group Co. Ltd. Class A	338,425	1,350
*,1	Xinte Energy Co. Ltd. Class H	1,386,000	1,350
*,1	Fenbi Ltd.	4,771,000	1,324
	Qilu Bank Co. Ltd. Class A	1,558,027	1,304
[1]	Ming Yuan Cloud Group Holdings Ltd.	3,237,000	1,295
	Anhui Yingliu Electromechanical Co. Ltd. Class A	174,400	1,293

		Shares	Market Value ($000)
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	238,104	1,286
	Qingdao East Steel Tower Stock Co. Ltd. Class A	322,800	1,281
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	65,907	1,277
[1,2]	Linklogis Inc. Class B	4,458,000	1,276
*	China First Heavy Industries Co. Ltd. Class A	1,727,090	1,273
	Red Avenue New Materials Group Co. Ltd. Class A	154,900	1,270
*	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	292,000	1,261
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	157,500	1,258
[1]	China Resources Medical Holdings Co. Ltd.	3,024,291	1,254
	Easy Click Worldwide Network Technology Co. Ltd. Class A	121,100	1,246
	China Shineway Pharmaceutical Group Ltd.	1,026,343	1,244
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	254,066	1,229
	Castech Inc. Class A	121,140	1,227
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	92,263	1,217
	Wuhan Dameng Database Co. Ltd. Class A	29,719	1,210
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	78,886	1,198
	Kehua Data Co. Ltd. Class A	133,100	1,194
	LexinFintech Holdings Ltd. ADR	417,851	1,191
	Tong Ren Tang Technologies Co. Ltd. Class H	2,155,516	1,187
	Shenzhen Sunlord Electronics Co. Ltd. Class A	208,970	1,183
*	Sohu.com Ltd. ADR	69,858	1,183
	Loncin Motor Co. Ltd. Class A	534,900	1,180
	Western Region Gold Co. Ltd. Class A	194,867	1,177
[1]	Xinyi Energy Holdings Ltd.	7,546,000	1,168
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	231,214	1,165
	Jiangxi Jovo Energy Co. Ltd. Class A	177,700	1,156
	Beijing Sifang Automation Co. Ltd. Class A	215,000	1,155
*,1,2	Ocumension Therapeutics	1,219,000	1,153
	Shui On Land Ltd.	13,031,500	1,151
	Xiamen Amoytop Biotech Co. Ltd. Class A	105,111	1,150
	Zhejiang Yinlun Machinery Co. Ltd. Class A	214,800	1,137
	China Hainan Rubber Industry Group Co. Ltd. Class A	1,071,300	1,133
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,382,200	1,131
*	DingDong Cayman Ltd. ADR	395,101	1,130
	Xi'an Bright Laser Technologies Co. Ltd. Class A	69,929	1,121
	CIG Shanghai Co. Ltd. Class A	68,900	1,120
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	559,000	1,109
[3]	Konfoong Materials International Co. Ltd. Class A	68,300	1,102
	Shanghai Huace Navigation Technology Ltd. Class A	196,704	1,098
*,1	Qunabox Group Ltd.	331,964	1,093
	NetDragon Websoft Holdings Ltd.	849,090	1,092
	Linktel Technologies Co. Ltd. Class A	34,200	1,092
	Giantec Semiconductor Corp. Class A	40,677	1,080
	Espressif Systems Shanghai Co. Ltd. Class A	44,476	1,076
	Fulin Precision Co. Ltd. Class A	438,840	1,070
	Sichuan EM Technology Co. Ltd. Class A	260,099	1,064
	FinVolution Group ADR	207,019	1,062
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	116,600	1,056
*	Yanlord Land Group Ltd.	1,843,187	1,052
	T&S Communications Co. Ltd. Class A	58,400	1,048
	Henan Pinggao Electric Co. Ltd. Class A	344,600	1,047
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	61,980	1,043
*	Hainan Meilan International Airport Co. Ltd. Class H	783,000	1,038
*,1,2	Haichang Ocean Park Holdings Ltd.	15,582,000	1,037
*	Gaotu Techedu Inc. ADR	458,489	1,036
	Ningbo Zhenyu Technology Co. Ltd. Class A	44,831	1,025
*	Bohai Leasing Co. Ltd. Class A	1,590,100	1,018
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,402,300	1,017
	Yuexiu REIT	9,327,013	1,014
	Tibet Huayu Mining Co. Ltd. Class A	211,100	1,014
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	309,613	1,005
	Anhui XDLK Microsystem Corp. Ltd. Class A	103,092	1,001
	Digital China Group Co. Ltd. Class A	182,900	999
	Ningbo Huaxiang Electronic Co. Ltd. Class A	209,500	996
	Shanghai AtHub Co. Ltd. Class A	184,645	994
[1,2]	Sunac Services Holdings Ltd.	5,386,000	992
[1]	Zhongyu Energy Holdings Ltd.	2,713,000	990
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	341,705	990
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	70,399	985
	China Railway Construction Heavy Industry Corp. Ltd. Class A	1,295,882	979

		Shares	Market Value ($000)
	Hand Enterprise Solutions Co. Ltd. Class A	257,000	978
	Shanghai Huafon Aluminium Corp. Class A	257,800	974
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	118,119	968
	Nantong Jianghai Capacitor Co. Ltd. Class A	220,300	967
*	Jushri Technologies Inc. Class A	160,800	957
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	473,700	955
	Guizhou Chanhen Chemical Corp. Class A	157,700	953
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	433,000	949
*	Youdao Inc. ADR	91,064	947
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	218,220	947
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	147,458	945
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	82,730	943
	Advanced Technology & Materials Co. Ltd. Class A	275,500	941
*	Shanghai DZH Ltd. Class A	515,800	941
*	Transwarp Technology Shanghai Co. Ltd. Class A	30,980	935
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	248,700	920
*	CETC Chips Technology Inc. Class A	292,800	919
	Jilin Electric Power Co. Ltd. Class A	940,964	918
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	80,750	906
	Grandblue Environment Co. Ltd. Class A	211,772	901
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	67,200	900
	China Yongda Automobiles Services Holdings Ltd.	4,492,500	898
	Huada Automotive Technology Corp. Ltd. Class A	121,400	898
[1,2]	Medlive Technology Co. Ltd.	683,500	896
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	852,152	895
	Tongyu Communication Inc. Class A	133,530	894
	Quectel Wireless Solutions Co. Ltd. Class A	67,313	893
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	302,375	888
*	Geo-Jade Petroleum Corp. Class A	1,126,500	885
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	76,800	885
*	Beijing BDStar Navigation Co. Ltd. Class A	138,973	873
*	Vantone Neo Development Group Co. Ltd. Class A	487,400	872
	China National Gold Group Gold Jewellery Co. Ltd. Class A	413,100	871
	Jiangsu Leili Motor Co. Ltd. Class A	115,400	871
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	295,143	868
	Shanghai Belling Co. Ltd. Class A	183,200	867
	Wuxi Taiji Industry Ltd. Co. Class A	537,068	867
	State Grid Information & Communication Co. Ltd. Class A	311,000	867
	Sigmastar Technology Ltd. Class A	86,500	866
	Henan Yuguang Gold & Lead Co. Ltd. Class A	278,100	865
	Guangdong Aofei Data Technology Co. Ltd. Class A	252,831	865
	Sichuan Development Lomon Co. Ltd. Class A	487,800	864
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	68,131	864
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	165,000	862
*	JoulWatt Technology Co. Ltd. Class A	115,049	861
	Servyou Software Group Co. Ltd. Class A	81,700	859
*,1,2	JS Global Lifestyle Co. Ltd.	3,738,500	858
	Beibuwan Port Co. Ltd. Class A	609,819	858
*	COL Group Co. Ltd. Class A	187,800	858
	Wuhan DR Laser Technology Corp. Ltd. Class A	67,224	851
[1,2]	Jiumaojiu International Holdings Ltd.	3,112,000	851
	Guangdong Dowstone Technology Co. Ltd. Class A	200,900	848
	Beijing Teamsun Technology Co. Ltd. Class A	281,800	848
	POCO Holding Co. Ltd. Class A	74,200	845
	BOE Varitronix Ltd.	1,352,065	840
	Fujian Longking Co. Ltd. Class A	318,700	840
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	167,800	839
*	Suzhou Everbright Photonics Co. Ltd. Class A	45,220	839
[1,2]	A-Living Smart City Services Co. Ltd. Class H	2,794,290	838
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	205,897	835
	INESA Intelligent Tech Inc. Class A	273,300	833
	Sinotruk Jinan Truck Co. Ltd. Class A	305,139	830
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	69,300	828
*	Guocheng Mining Co. Ltd. Class A	217,475	827
	Infore Environment Technology Group Co. Ltd. Class A	817,165	825
	Hainan Strait Shipping Co. Ltd. Class A	539,550	824
*	Pengxin International Mining Co. Ltd. Class A	571,000	822
	Zhejiang Orient Holdings Group Co. Ltd. Class A	881,705	820
	Dalian Bio-Chem Co. Ltd. Class A	181,700	820
	Zhuhai CosMX Battery Co. Ltd. Class A	293,387	817

		Shares	Market Value ($000)
	Fibocom Wireless Inc. Class A	195,995	814
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	104,920	808
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	312,700	806
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	714,354	803
	Shanghai Zhonggu Logistics Co. Ltd. Class A	542,492	798
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	76,103	797
*	Antong Holdings Co. Ltd. Class A	1,093,348	795
	COFCO Capital Holdings Co. Ltd. Class A	484,600	790
	Jack Technology Co. Ltd. Class A	123,500	790
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	415,800	789
*	Risen Energy Co. Ltd. Class A	274,300	787
*,2	AInnovation Technology Group Co. Ltd. Class H	1,065,200	785
	Xi'an Triangle Defense Co. Ltd. Class A	142,520	782
	CETC Potevio Science&Technology Co. Ltd. Class A	173,252	781
	Guangdong Advertising Group Co. Ltd. Class A	447,800	780
	Henan Mingtai Al Industrial Co. Ltd. Class A	324,996	780
*	Sichuan Hexie Shuangma Co. Ltd. Class A	199,500	775
	Mloptic Corp. Class A	13,576	763
	Shuanglin Co. Ltd. Class A	146,980	762
	Concord New Energy Group Ltd.	18,600,000	761
	Changshu Tianyin Electromechanical Co. Ltd. Class A	106,300	761
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	370,100	761
	Shanghai Longcheer Technology Co. Ltd.	116,700	760
	Arcsoft Corp. Ltd. Class A	102,927	756
*	Estun Automation Co. Ltd. Class A (XSEC)	223,000	755
	Shenzhen FRD Science & Technology Co. Ltd. Class A	150,343	754
	China Wafer Level CSP Co. Ltd. Class A	165,120	751
	Shanghai Pret Composites Co. Ltd. Class A	287,564	746
*	TRS Information Technology Corp. Ltd. Class A	226,800	746
	INESA Intelligent Tech Inc. Class B	1,060,506	742
	Tinergy Chemical Co. Ltd. Class A	986,447	742
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	67,900	742
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	490,900	740
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	219,200	740
	Shenzhen CECport Technologies Co. Ltd. Class A	193,700	737
	Qingdao Sentury Tire Co. Ltd. Class A	249,922	736
	Andon Health Co. Ltd. Class A	122,711	734
	BrightGene Bio-Medical Technology Co. Ltd. Class A	108,628	731
*,1	HealthyWay Inc.	1,190,500	731
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	185,600	730
	Bank of Chongqing Co. Ltd. Class A	483,639	730
	Anhui Heli Co. Ltd. Class A	231,000	725
	Sinofibers Technology Co. Ltd. Class A	113,400	724
	Jiangsu Azure Corp. Class A	295,900	723
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	722
*	Zhewen Interactive Group Co. Ltd. Class A	383,900	721
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	207,500	721
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	399,742	714
*	Shenyang Machine Tool Co. Ltd. Class A	652,500	712
*,1	Yeahka Ltd.	694,000	711
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	56,600	710
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	343,592	710
	CETC Digital Technology Co. Ltd. Class A	176,950	708
*	Forehope Electronic Ningbo Co. Ltd. Class A	105,194	706
	Jiayou International Logistics Co. Ltd. Class A	355,280	705
	Hexing Electrical Co. Ltd. Class A	124,862	704
	DBG Technology Co. Ltd. Class A	197,160	703
	Guangdong Provincial Expressway Development Co. Ltd. Class A	400,459	703
	IKD Co. Ltd. Class A	254,300	701
	China Petroleum Engineering Corp. Class A	1,165,266	701
	K Wah International Holdings Ltd.	2,105,398	700
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	328,700	700
	Keli Sensing Technology Ningbo Co. Ltd. Class A	72,800	700
	Sineng Electric Co. Ltd. Class A	130,845	698
	Grinm Advanced Materials Co. Ltd. Class A	217,900	697
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	325,700	696
	Shantui Construction Machinery Co. Ltd. Class A	389,500	694
	Fortior Technology Shenzhen Co. Ltd. Class A	23,795	694
	Baowu Magnesium Technology Co. Ltd. Class A	258,800	693
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	109,523	693

		Shares	Market Value ($000)
	Shanghai Beite Technology Co. Ltd. Class A	86,800	692
	Yankershop Food Co. Ltd. Class A	70,550	691
	Xiamen Bank Co. Ltd. Class A	684,010	689
	Goldenmax International Group Ltd. Class A	186,900	688
	Zhende Medical Co. Ltd. Class A	69,100	684
	Wuxi NCE Power Co. Ltd. Class A	103,203	684
	Hanwei Electronics Group Corp. Class A	85,700	683
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	110,282	682
*	Hwa Create Co. Ltd. Class A	173,600	677
	Ningbo Xusheng Group Co. Ltd. Class A	262,790	677
*	Wondershare Technology Group Co. Ltd. Class A	50,305	674
*	Nanjing Tanker Corp. Class A	1,269,168	674
	Electric Connector Technology Co. Ltd. Class A	109,400	672
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	670
	Hubei Yihua Chemical Industry Co. Ltd. Class A	280,100	669
	China Automotive Engineering Research Institute Co. Ltd. Class A	244,200	666
	Xinxiang Richful Lube Additive Co. Ltd. Class A	76,500	666
	Ferrotec Anhui Technology Development Co. Ltd. Class A	112,800	666
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	68,500	665
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	76,798	665
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	903,100	664
	Innovation New Material Technology Co. Ltd. Class A	976,600	663
*	Shandong Iron & Steel Co. Ltd. Class A	2,787,248	663
	Hydsoft Technology Co. Ltd. Class A	103,800	663
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	208,196	661
	Shenzhen Yinghe Technology Co. Ltd. Class A	167,496	660
	Chengdu Hi-tech Development Co. Ltd. Class A	90,700	660
	Sino-Platinum Metals Co. Ltd. Class A	199,463	658
	Shanghai Chinafortune Co. Ltd. Class A	274,730	658
	Jiaze Renewables Co. Ltd.	792,100	658
	Hangzhou Zhongheng Electric Co. Ltd. Class A	145,500	655
	Changzheng Engineering Technology Co. Ltd. Class A	132,800	655
	Changzhou Fusion New Material Co. Ltd. Class A	62,334	655
	Shanghai Vital Microtech Co. Ltd. Class A	240,000	654
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	52,689	653
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	350,171	650
	China Coal Xinji Energy Co. Ltd. Class A	616,210	650
	MotoMotion China Corp. Class A	50,500	650
	China Railway Materials Co. Ltd. Class A	1,549,096	649
	Dongfang Electronics Co. Ltd. Class A	340,000	645
	China Oriental Group Co. Ltd.	3,608,000	642
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	145,700	640
	GCL Energy Technology Co. Ltd. Class A	422,400	638
	Eastern Communications Co. Ltd. Class A	239,400	637
	Weaver Network Technology Co. Ltd. Class A	67,000	636
*	AECC Aero Science & Technology Co. Ltd. Class A	85,000	635
	Zhejiang Wanma Co. Ltd. Class A	263,400	631
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	741,880	630
	Chengdu CORPRO Technology Co. Ltd. Class A	144,900	630
	China Kings Resources Group Co. Ltd. Class A	220,935	629
*	Shenzhen Forms Syntron Information Co. Ltd. CVR Class A	136,400	627
	Jiangsu Lihua Foods Group Co. Ltd.	216,240	626
	Xinhuanet Co. Ltd. Class A	173,840	626
*	Greatoo Intelligent Equipment Inc. Class A	562,900	626
	TDG Holdings Co. Ltd. Class A	320,900	626
	Huaming Power Equipment Co. Ltd. Class A	146,100	626
	Primarius Technologies Co. Ltd. Class A	111,452	626
	Shenzhen Bluetrum Technology Co. Ltd. Class A	30,957	626
*	Zhihu Inc. ADR	164,571	620
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	339,500	619
	Foryou Corp. Class A	135,200	619
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	484,500	619
*	Hybio Pharmaceutical Co. Ltd. Class A	227,000	618
[2]	Zhou Hei Ya International Holdings Co. Ltd.	2,936,000	616
*	Merit Interactive Co. Ltd. Class A	100,700	614
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	222,600	613
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	360,000	613
	Fujian Star-net Communication Co. Ltd. Class A	148,500	612
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	205,800	611
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	684,256	610

		Shares	Market Value ($000)
	Focus Technology Co. Ltd. Class A	81,600	609
	Gaona Aero Material Co. Ltd. Class A	208,006	608
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	110,833	608
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	121,000	605
*	Zotye Automobile Co. Ltd. Class A	1,296,500	603
	Wasu Media Holding Co. Ltd. Class A	477,797	598
*,1	Adicon Holdings Ltd.	891,356	598
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	180,500	596
	Nanjing Gaoke Co. Ltd. Class A	459,000	596
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	903,300	595
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	243,800	595
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	235,500	593
	Shenzhen Topband Co. Ltd. Class A	321,500	593
	Huangshan Tourism Development Co. Ltd. Class B	827,465	592
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	196,500	592
	Lianhe Chemical Technology Co. Ltd. Class A	234,200	591
*	Roshow Technology Co. Ltd. Class A	477,200	591
	Wuhu Token Science Co. Ltd. Class A	645,910	590
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	374,028	590
	Ningbo Boway Alloy Material Co. Ltd. Class A	209,100	590
	Sichuan Jiuzhou Electric Co. Ltd. Class A	262,600	588
*	RongFa Nuclear Equipment Co. Ltd. Class A	546,900	587
	Yusys Technologies Co. Ltd. Class A	180,680	585
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	54,355	585
	Semitronix Corp. Class A	51,400	584
	HBIS Resources Co. Ltd. Class A	170,300	584
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	178,570	582
	PhiChem Corp. Class A	145,300	581
	Moon Environment Technology Co. Ltd. Class A	250,510	579
	Windey Energy Technology Group Co. Ltd. Class A	206,132	577
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	300,000	576
	Guobang Pharma Ltd. Class A	145,598	575
	China Tianying Inc. Class A	653,200	574
	Hefei Chipmore Technology Co. Ltd. Class A	266,985	574
*	Venustech Group Inc. Class A	280,926	573
	Ningbo Yunsheng Co. Ltd. Class A	282,300	572
	Sumec Corp. Ltd. Class A	339,900	571
	Beijing GeoEnviron Engineering & Technology Inc. Class A	389,926	569
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	165,295	569
	Citic Offshore Helicopter Co. Ltd. Class A	199,800	569
	Jinko Power Technology Co. Ltd. Class A	923,200	567
	Jiangsu ToLand Alloy Co. Ltd. Class A	105,790	567
*	ApicHope Pharmaceutical Group Co. Ltd.	116,200	563
*	Beijing Relpow Technology Co. Ltd. Class A	135,988	562
*	Fujian Snowman Group Co. Ltd. Class A	198,700	561
	XGD Inc. Class A	146,000	559
	Yantai China Pet Foods Co. Ltd. Class A	78,000	558
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	94,400	557
*	PCI Technology Group Co. Ltd. Class A	563,100	556
	Huatu Cendes Co. Ltd. Class A	49,840	555
	China Lilang Ltd.	1,291,000	554
	Fangda Special Steel Technology Co. Ltd. Class A	594,088	553
*	Shenzhen Clou Electronics Co. Ltd. Class A	422,700	552
	Digiwin Co. Ltd.	69,800	552
*	Doushen Beijing Education & Technology Inc. Class A	536,900	551
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	544,700	551
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	428,404	550
	Anhui Guangxin Agrochemical Co. Ltd. Class A	238,576	549
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	235,828	548
*	Minmetals Development Co. Ltd. Class A	278,946	548
*	InventisBio Co. Ltd. Class A	148,553	547
	MLS Co. Ltd. Class A	384,600	546
	Shandong Dongyue Silicone Material Co. Ltd. Class A	310,400	546
	Mehow Innovative Ltd. Class A	122,180	546
	Shanghai Highly Group Co. Ltd. Class A	202,500	546
*	Hangjin Technology Co. Ltd. Class A	172,103	545
	Northking Information Technology Co. Ltd. Class A	199,300	545
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	152,200	544
*	Sinocelltech Group Ltd. Class A	90,354	544
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	22,654	542

		Shares	Market Value ($000)
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	220,699	539
	Jiangsu Guotai International Group Co. Ltd. Class A	424,100	539
	Guangdong Construction Engineering Group Co. Ltd. Class A	981,600	538
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	71,440	538
	Hunan Zhongke Electric Co. Ltd. Class A	176,200	537
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	350,010	536
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	96,833	536
	CIMC Vehicles Group Co. Ltd. Class A	383,400	536
	Explosive Co. Ltd. Class A	263,800	536
*	Beijing Capital Development Co. Ltd. Class A	664,400	534
	Gansu Qilianshan Cement Group Co. Ltd. Class A	500,696	534
	Suzhou Secote Precision Electronic Co. Ltd. Class A	73,283	533
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	102,899	533
*	Guangdong Topstar Technology Co. Ltd. Class A	122,400	532
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	301,500	532
	Hangzhou EZVIZ Network Co. Ltd. Class A	120,444	530
	Lier Chemical Co. Ltd. Class A	206,880	529
*	Tibet Tianlu Co. Ltd. Class A	339,900	528
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	98,640	528
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	510,900	525
	Tibet Mineral Development Co. Ltd. Class A	136,100	523
	Lingyun Industrial Corp. Ltd. Class A	313,010	523
	Guangdong Mingyang Electric Co. Ltd. Class A	82,100	523
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	356,252	522
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	59,314	522
	Gansu Shangfeng Cement Co. Ltd. Class A	250,820	521
*	Bestway Marine & Energy Technology Co. Ltd. Class A	445,900	521
*	Hymson Laser Technology Group Co. Ltd. Class A	62,587	521
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	217,700	520
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	211,700	519
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	46,706	519
	Chow Tai Seng Jewellery Co. Ltd. Class A	281,550	516
	Shandong Dawn Polymer Co. Ltd. Class A	122,600	516
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	498,900	515
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	150,757	515
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	387,810	515
	Sunstone Development Co. Ltd. Class A	128,200	512
	Triumph Science & Technology Co. Ltd. Class A	245,000	512
	Anhui Jinhe Industrial Co. Ltd. Class A	149,300	510
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,400	509
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	170,000	508
	Zhuzhou Times New Material Technology Co. Ltd. Class A	241,800	508
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,959,600	507
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	83,160	507
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	336,600	505
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	109,200	505
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	967,550	504
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	277,700	504
	Norinco International Cooperation Ltd. Class A	277,960	504
	Chengdu RML Technology Co. Ltd. Class A	63,273	503
	Bank of Lanzhou Co. Ltd. Class A	1,500,470	503
*	Shenzhen Mason Technologies Co. Ltd. Class A	219,300	503
	Qianhe Condiment & Food Co. Ltd. Class A	345,594	502
	Shenzhen Leaguer Co. Ltd. Class A	320,400	501
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	86,471	500
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	506,900	500
*	BOE HC SemiTek Corp.	417,000	500
*	Nations Technologies Inc. Class A	148,700	500
	Shenzhen Hopewind Electric Co. Ltd. Class A	116,494	498
	Kidswant Children Products Co. Ltd. Class A	322,700	497
	Guodian Nanjing Automation Co. Ltd. Class A	271,040	497
*	Zhejiang Narada Power Source Co. Ltd. Class A	230,700	496
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	496
	Eastcompeace Technology Co. Ltd. Class A	149,000	496
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	249,200	496
	Southern Publishing & Media Co. Ltd. Class A	228,400	496
	Willfar Information Technology Co. Ltd. Class A	83,966	495
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	112,000	494
	Wuxi Paike New Materials Technology Co. Ltd. Class A	31,400	493
	Stanley Agricultural Group Co. Ltd. Class A	300,200	493

		Shares	Market Value ($000)
	Beijing Dahao Technology Corp. Ltd. Class A	191,620	492
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	135,660	492
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	785,770	491
	Wuxi Rural Commercial Bank Co. Ltd. Class A	577,100	490
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	489
	Beijing Balance Medical Technology Co. Ltd. Class A	31,772	489
*	Datang Huayin Electric Power Co. Ltd. Class A	522,100	488
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	246,752	486
*	Xinxiang Chemical Fiber Co. Ltd. Class A	463,800	485
*	SOHO China Ltd.	7,139,042	484
	Sichuan Injet Electric Co. Ltd. Class A	58,500	484
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	104,853	483
	Xinyu Iron & Steel Co. Ltd. Class A	825,663	481
	Tibet Urban Development & Investment Co. Ltd. Class A	247,727	480
*	Wuhan P&S Information Technology Co. Ltd. Class A	300,400	478
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	143,800	477
	Huadian Heavy Industries Co. Ltd. Class A	296,200	477
*	Chongqing Iron & Steel Co. Ltd. Class A	2,149,667	476
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	187,000	476
*	COFCO Biotechnology Co. Ltd. Class A	485,623	472
*	Zhuhai Zhumian Group Co. Ltd.	488,235	472
	Jiangsu Shagang Co. Ltd. Class A	568,100	471
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	471
*	China Express Airlines Co. Ltd. Class A	311,900	471
*	Jishi Media Co. Ltd. Class A	896,000	470
	Jiangxi Hongcheng Environment Co. Ltd. Class A	337,800	469
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	242,800	467
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	359,800	467
	Suzhou Oriental Semiconductor Co. Ltd. Class A	31,511	467
	Central China Land Media Co. Ltd. Class A	254,200	467
	Hongrun Construction Group Co. Ltd. Class A	318,600	467
	Fujian Dongbai Group Co. Ltd. Class A	221,900	466
	Henan Lingrui Pharmaceutical Co. Class A	147,200	465
	Jinlongyu Group Co. Ltd. Class A	102,900	465
	Hengbao Co. Ltd. Class A	181,900	464
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	263,400	464
	Kunshan Dongwei Technology Co. Ltd. Class A	76,919	462
	Shanghai Haixin Group Co. Class B	1,632,328	460
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	188,700	460
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	358,900	460
	Naruida Technology Co. Ltd. Class A	78,214	460
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	194,300	459
	YGSOFT Inc. Class A	491,242	456
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	302,956	456
	Shenzhen Click Technology Co. Ltd. Class A	132,300	455
	Chongqing Chuanyi Automation Co. Ltd. Class A	128,740	455
	Sunward Intelligent Equipment Co. Ltd. Class A	275,600	454
	NYOCOR Co. Ltd. Class A	527,000	453
*	Visionox Technology Inc. Class A	360,600	451
*	Genimous Technology Co. Ltd. Class A	333,000	450
	Sonoscape Medical Corp. Class A	112,400	449
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	120,900	449
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	112,815	445
	Xiamen King Long Motor Group Co. Ltd. Class A	187,000	445
*	Nuode New Materials Co. Ltd. Class A	449,292	444
	Toread Holdings Group Co. Ltd. Class A	225,800	444
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	180,700	443
	FSPG Hi-Tech Co. Ltd. Class A	249,700	443
	Zhejiang Jingu Co. Ltd. Class A	256,500	442
*	C*Core Technology Co. Ltd. Class A	84,712	442
	Hangzhou Dptech Technologies Co. Ltd. Class A	165,700	441
	ZWSOFT Co. Ltd. Guangzhou Class A	44,367	441
	Ningbo Yongxin Optics Co. Ltd. Class A	29,400	441
	Wuhan East Lake High Technology Group Co. Ltd. Class A	279,000	441
	Guangdong Tapai Group Co. Ltd. Class A	311,100	440
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	397,200	440
	China Meidong Auto Holdings Ltd.	2,336,000	437
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	44,000	437
	Innuovo Technology Co. Ltd. Class A	293,400	436
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	31,882	436

		Shares	Market Value ($000)
	Digital China Holdings Ltd.	1,277,588	435
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	219,800	435
*,3	EFORT Intelligent Robot Co. Ltd.	133,813	435
	Xinjiang Joinworld Co. Ltd. Class A	332,800	433
	Shenzhen Noposin Crop Science Co. Ltd. Class A	260,100	433
*	Sanwei Holding Group Co. Ltd. Class A	267,026	433
	Xiamen Kingdomway Group Co. Class A	157,933	432
*	Shanghai Milkground Food Tech Co. Ltd. Class A	131,400	432
*	Shanghai Anlogic Infotech Co. Ltd. Class A	99,481	432
	Beijing Haohua Energy Resource Co. Ltd. Class A	374,500	432
	Befar Group Co. Ltd. Class A	538,100	432
	Xinjiang Communications Construction Group Co. Ltd. Class A	183,000	430
*	Beijing Haixin Energy Technology Co. Ltd. Class A	628,100	429
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	453,243	429
	Jiangxi Ganyue Expressway Co. Ltd. Class A	602,200	429
*	TPV Technology Co. Ltd. Class A	1,168,800	428
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	82,900	428
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	58,820	427
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	480,500	427
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	111,400	426
	Chengzhi Co. Ltd. Class A	321,800	424
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	644,700	424
	China CAMC Engineering Co. Ltd. Class A	334,900	423
	Zhejiang Communications Technology Co. Ltd. Class A	708,220	423
	Jiangsu Guomao Reducer Co. Ltd. Class A	170,979	423
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	138,700	423
*	CITIC Guoan Information Industry Co. Ltd. Class A	1,013,000	421
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	259,100	421
	Gansu Energy Chemical Co. Ltd. Class A	1,180,300	421
*	Huludao Zinc Industry Co. Class A	429,600	421
	Tayho Advanced Materials Group Co. Ltd. Class A	223,000	418
	Shanghai Liangxin Electrical Co. Ltd. Class A	277,640	418
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	328,900	418
*	Gosuncn Technology Group Co. Ltd. Class A	453,200	418
	Shenzhen Sunline Tech Co. Ltd. Class A	208,500	417
	China Bester Group Telecom Co. Ltd. Class A	112,500	417
	Beijing Wandong Medical Technology Co. Ltd. Class A	181,800	417
	Zhongmin Energy Co. Ltd. Class A	500,000	417
	China Science Publishing & Media Ltd. Class A	136,800	414
	Guomai Technologies Inc. Class A	258,500	413
*	Toyou Feiji Electronics Co. Ltd. Class A	126,500	413
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	54,300	413
	Jiangsu Yunyi Electric Co. Ltd. Class A	224,400	413
	IReader Technology Co. Ltd. Class A	116,100	412
	Tongyu Heavy Industry Co. Ltd. Class A	957,100	412
	New Guomai Digital Culture Co. Ltd. Class A	195,900	412
*	Guangdong TCL Smart Home Appliances Co. Ltd.	284,300	412
*	Bringspring Science & Technology Co. Ltd. Class A	164,600	412
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	104,100	411
	Jinhong Gas Co. Ltd. Class A	127,291	411
*	Xian International Medical Investment Co. Ltd. Class A	583,371	410
	Jinhui Liquor Co. Ltd. Class A	130,700	410
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	53,162	410
	Liaoning Chengda Biotechnology Co. Ltd. Class A	109,013	410
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	521,898	409
	Changjiang Publishing & Media Co. Ltd. Class A	309,100	409
	Nanjing Les Information Technology Co. Ltd. Class A	41,426	409
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	171,100	408
*	Chengdu Guoguang Electric Co. Ltd. Class A	27,312	408
	Edifier Technology Co. Ltd. Class A	229,100	406
	Jangho Group Co. Ltd. Class A	293,800	406
*	Insigma Technology Co. Ltd. Class A	266,000	406
	Shanghai Yaoji Technology Co. Ltd. Class A	108,300	405
	Streamax Technology Co. Ltd. Class A	45,700	404
	China Publishing & Media Co. Ltd. Class A	384,800	403
	Rianlon Corp. Class A	59,700	402
	Shenzhen Microgate Technology Co. Ltd. Class A	227,300	401
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	44,038	400
	FESCO Group Co. Ltd. Class A	149,700	400
	China Railway Special Cargo Logistics Co. Ltd. Class A	658,000	399

		Shares	Market Value ($000)
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	287,410	398
	Qingdao Gaoce Technology Co. Ltd. Class A	194,425	398
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	133,900	397
	Guangzhou Restaurant Group Co. Ltd. Class A	152,160	396
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	396
	Shenzhen Desay Battery Technology Co. Class A	105,425	395
	Qingdao Haier Biomedical Co. Ltd. Class A	82,382	395
	Jiangxi Ganneng Co. Ltd. Class A	254,624	395
*,1	Gemdale Properties & Investment Corp. Ltd.	17,100,000	394
*	Beijing Watertek Information Technology Co. Ltd. Class A	443,900	393
	Sino Wealth Electronic Ltd. Class A	83,429	392
	Fujian Expressway Development Co. Ltd. Class A	712,200	392
	Xianhe Co. Ltd. Class A	110,700	391
	PNC Process Systems Co. Ltd. Class A	96,940	391
*	Shanghai STEP Electric Corp. Class A	169,600	391
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	199,400	390
	Telling Telecommunication Holding Co. Ltd. Class A	258,400	388
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	224,000	387
	Xiamen Xiangyu Co. Ltd. Class A	315,933	387
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	149,692	387
	Foran Energy Group Co. Ltd. Class A	188,036	386
	Henan Liliang Diamond Co. Ltd. Class A	67,400	386
*	SPIC Hydropower Co. Ltd. Class A	200,900	386
*	Xinzhi Group Co. Ltd. Class A	103,400	383
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	529,660	383
	Aotecar New Energy Technology Co. Ltd. Class A	827,100	382
	Kailuan Energy Chemical Co. Ltd. Class A	419,300	382
*	Shanghai Industrial Development Co. Ltd. Class A	475,900	381
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	99,540	381
*	North Electro-Optic Co. Ltd. Class A	149,900	381
*	Yechiu Metal Recycling China Ltd. Class A	576,400	380
*	HyUnion Holding Co. Ltd. Class A	301,500	379
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	378
	Sinosteel Engineering & Technology Co. Ltd. Class A	378,600	377
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	368,622	376
	Changzhou Qianhong Biopharma Co. Ltd. Class A	328,900	376
	Hangzhou Onechance Tech Corp. Class A	61,200	376
*	Sino GeoPhysical Co. Ltd. Class A	83,000	375
	Fujian Boss Software Development Co. Ltd. Class A	195,800	374
	Sinomach Automobile Co. Ltd. Class A	393,800	374
*	Kingsignal Technology Co. Ltd. Class A	174,500	373
	Kuangda Technology Group Co. Ltd. Class A	378,300	373
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	91,627	373
	Winall Hi-Tech Seed Co. Ltd. Class A	247,950	372
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	76,700	372
	Sinocare Inc. Class A	147,000	371
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	356,500	371
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	248,600	371
	CQ Pharmaceutical Holding Co. Ltd. Class A	425,100	370
	Black Peony Group Co. Ltd. Class A	265,440	370
	Shanghai Fortune Techgroup Co. Ltd. Class A	131,700	370
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	120,600	369
	Jade Bird Fire Co. Ltd. Class A	227,560	369
*	Beijing VRV Software Corp. Ltd. Class A	382,200	368
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	179,200	368
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	108,900	368
	Shinva Medical Instrument Co. Ltd. Class A	163,160	367
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	537,100	367
	Yueyang Forest & Paper Co. Ltd. Class A	443,900	366
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	354,700	365
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	124,000	365
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	221,700	364
	Beijing Lier High-temperature Materials Co. Ltd. Class A	306,100	364
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	401,540	363
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	327,500	363
*	China Agriculture Development Seed Group Co. Ltd. Class A	286,200	363
	Hsino Tower Group Co. Ltd. Class A	476,200	363
	Arctech Solar Holding Co. Ltd. Class A	55,972	362
	JSTI Group Class A	328,600	361
	EIT Environmental Development Group Co. Ltd. Class A	102,300	361

		Shares	Market Value ($000)
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	679,600	360
	Bros Eastern Co. Ltd. Class A	352,800	360
*	Hainan Haide Capital Management Co. Ltd. Class A	428,398	358
*	Piesat Information Technology Co. Ltd. Class A	69,821	358
	Shanghai Runda Medical Technology Co. Ltd. Class A	155,200	357
*	Archermind Technology Co. Ltd. Class A	55,730	356
	Longhua Technology Group Luoyang Co. Ltd. Class A	246,800	355
*	Sinodata Co. Ltd. Class A	88,700	355
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	279,600	355
	Sufa Technology Industry Co. Ltd. CNNC Class A	99,700	355
	Wuxi Boton Technology Co. Ltd. Class A	106,600	354
*	Henan Yuneng Holdings Co. Ltd. Class A	394,700	352
*	Tellhow Sci-Tech Co. Ltd. Class A	220,800	352
	Cangzhou Dahua Co. Ltd. Class A	107,900	352
*	Shenzhen Baoming Technology Co. Ltd. Class A	45,600	351
	DLG Exhibitions & Events Corp. Ltd. Class A	190,040	350
	PharmaBlock Sciences Nanjing Inc. Class A	58,800	349
*	Chengdu ALD Aviation Manufacturing Corp. Class A	75,454	349
	Shenzhen Hello Tech Energy Co. Ltd. Class A	41,373	349
*	China Reform Health Management & Services Group Co. Ltd. Class A	256,000	348
*	Shunfa Hengneng Corp. Class A	582,900	348
	Guotai Epoint Software Co. Ltd. Class A	84,882	348
	Jiangsu Changbao Steeltube Co. Ltd. Class A	244,900	348
	Fujian Longxi Bearing Group Co. Ltd. Class A	102,600	348
	Luoniushan Co. Ltd. Class A	285,401	347
*	Tongding Interconnection Information Co. Ltd. Class A	307,000	347
*	Beijing SuperMap Software Co. Ltd. Class A	125,000	347
	Chengdu Kanghua Biological Products Co. Ltd. Class A	33,300	347
	Jinlei Technology Co. Ltd. Class A	87,900	347
*	Henan Huanghe Whirlwind Co. Ltd. Class A	369,600	347
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	236,298	347
	Amoy Diagnostics Co. Ltd. Class A	110,120	346
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	202,100	346
	Suzhou Good-Ark Electronics Co. Ltd. Class A	223,900	345
*	Beijing Jingyuntong Technology Co. Ltd. Class A	622,100	344
*	Guizhou Zhongyida Co. Ltd. Class A	182,000	344
	Jiang Su Suyan Jingshen Co. Ltd. Class A	207,600	344
*	Harbin Pharmaceutical Group Co. Ltd. Class A	679,775	344
*	Beijing Aerospace Changfeng Co. Ltd. Class A	120,600	344
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	81,400	343
	Shenma Industry Co. Ltd. Class A	262,600	343
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	342
	Shenzhen Changhong Technology Co. Ltd. Class A	143,600	342
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	132,300	342
	Sino Biological Inc. Class A	31,783	341
	Xiamen Port Development Co. Ltd. Class A	187,400	341
	Sichuan Expressway Co. Ltd. Class A	368,671	340
*	Anhui Tatfook Technology Co. Ltd. Class A	199,884	340
	Anhui Huaheng Biotechnology Co. Ltd. Class A	64,837	340
*	Beijing eGOVA Co. Ltd. Class A	159,173	339
	City Development Environment Co. Ltd. Class A	167,120	339
*	Bright Real Estate Group Co. Ltd. Class A	572,800	339
*	Nanfang Pump Industry Co. Ltd.	512,000	338
	Henan Zhongyuan Expressway Co. Ltd. Class A	574,600	338
	China Sports Industry Group Co. Ltd. Class A	247,200	338
	263 Network Communication Co. Ltd. Class A	353,900	337
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	336
*	Suzhou Jinfu Technology Co. Ltd. Class A	331,300	336
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	335
	Dazhong Transportation Group Co. Ltd. Class A	408,900	335
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	298,600	335
	East China Engineering Science & Technology Co. Ltd. Class A	186,300	335
	Sanquan Food Co. Ltd. Class A	194,874	334
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	289,900	334
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	131,897	334
*	CSG Smart Science&Technology Co. Ltd. Class A	202,400	333
*	Beijing Join-Cheer Software Co. Ltd. Class A	226,000	333
	KPC Pharmaceuticals Inc. Class A	184,000	331
	Shandong Bohui Paper Industrial Co. Ltd. Class A	307,558	330
	Jingjin Equipment Inc. Class A	114,489	330

		Shares	Market Value ($000)
*	Anhui Guofeng New Materials Co. Ltd. Class A	230,700	330
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	329,600	328
	Shanghai Haohai Biological Technology Co. Ltd. Class A	49,910	328
	Renhe Pharmacy Co. Ltd. Class A	379,800	327
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	127,500	327
	Xiangyu Medical Co. Ltd. Class A	33,477	326
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	325
	Three's Co. Media Group Co. Ltd. Class A	55,034	325
	Motic Xiamen Electric Group Co. Ltd. Class A	135,300	325
	Cheng De Lolo Co. Ltd. Class A	262,400	324
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	185,300	322
	Sanjiang Shopping Club Co. Ltd. Class A	134,900	322
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	174,660	321
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	220,600	321
*	Jiangsu General Science Technology Co. Ltd. Class A	475,300	321
	Shenzhen YHLO Biotech Co. Ltd. Class A	154,444	321
	Biem.L.Fdlkk Garment Co. Ltd. Class A	147,480	320
*	China Union Holdings Ltd. Class A	374,800	320
*	INKON Life Technology Co. Ltd. Class A	193,400	319
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	280,900	319
	Fujian Qingshan Paper Industry Co. Ltd. Class A	580,100	318
*	Client Service International Inc. Class A	128,600	317
	Shandong Jinjing Science & Technology Co. Ltd. Class A	387,300	317
*	B-Soft Co. Ltd. Class A	405,230	316
	Yotrio Group Co. Ltd. Class A	577,500	315
	Beijing Strong Biotechnologies Inc. Class A	165,600	315
	Anhui Construction Engineering Group Co. Ltd. Class A	457,300	315
	Sunflower Pharmaceutical Group Co. Ltd. Class A	154,871	314
*	Bio-Thera Solutions Ltd. Class A	93,183	314
	Hangxiao Steel Structure Co. Ltd. Class A	633,200	313
*	Hainan Haiyao Co. Ltd. Class A	337,000	313
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	97,200	312
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	166,041	312
	Lancy Co. Ltd. Class A	116,000	312
	Beyondsoft Corp. Class A	156,000	312
	Shandong Lukang Pharma Class A	233,800	312
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	264,800	312
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	144,300	311
*	Jiangsu Zongyi Co. Ltd. Class A	322,000	311
*	China High Speed Railway Technology Co. Ltd. Class A	693,800	310
*	Global Infotech Co. Ltd. Class A	113,600	310
	Chongqing Road & Bridge Co. Ltd. Class A	338,800	310
	Guangzhou Guangri Stock Co. Ltd. Class A	225,900	310
	Sleemon Healthy Sleep Technology Co Ltd. Class A	99,600	309
	CECEP Environmental Protection Co. Ltd. Class A	300,800	308
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	232,100	307
	Shenzhen Topraysolar Co. Ltd. Class A	361,200	307
	Sumavision Technologies Co. Ltd. Class A	351,900	306
	Riyue Heavy Industry Co. Ltd. Class A	153,200	306
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	435,380	306
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	191,400	306
	Hangzhou Sunrise Technology Co. Ltd. Class A	123,400	306
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	146,300	305
	Center International Group Co. Ltd. Class A	137,300	305
	Hanyu Group Joint-Stock Co. Ltd. Class A	154,500	305
*	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	304
	Unilumin Group Co. Ltd. Class A	269,800	304
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	135,100	304
	Mesnac Co. Ltd. Class A	255,400	304
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	480,100	304
	Solareast Holdings Co. Ltd. Class A	219,300	304
	Keshun Waterproof Technologies Co. Ltd. Class A	295,400	303
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	213,440	303
	Shanghai Zhezhong Group Co. Ltd. Class A	105,300	303
	Shanghai Datun Energy Resources Co. Ltd. Class A	162,800	302
	Shanxi Blue Flame Holding Co. Ltd. Class A	255,500	301
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	201,100	301
	Jiajiayue Group Co. Ltd. Class A	160,600	301
	First Tractor Co. Ltd. Class A	139,392	301
	Foshan Electrical & Lighting Co. Ltd. Class A	333,300	301

		Shares	Market Value ($000)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	298,100	301
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	209,000	301
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	329,600	300
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	544,900	300
*	Guoguang Electric Co. Ltd. Class A	150,500	299
	Chengdu Hongqi Chain Co. Ltd. Class A	349,600	297
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	104,400	297
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	332,894	297
*	Beijing Baination Pictures Co. Ltd. Class A	237,700	297
	Lushang Freda Pharmaceutical Co. Ltd. Class A	274,200	296
*	Shanghai Medicilon Inc. Class A	34,661	296
	Jiangsu Huaxicun Co. Ltd. Class A	230,300	295
	Zhejiang Hangmin Co. Ltd. Class A	268,800	295
*	Yibin Tianyuan Group Co. Ltd. Class A	339,150	295
	Huangshan Novel Co. Ltd. Class A	162,900	295
*	Konka Group Co. Ltd. Class A	410,200	294
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	128,400	294
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	325,800	294
*	New Journey Health Technology Group Co. Ltd. Class A	873,100	294
*	Sinopec Oilfield Equipment Corp. Class A	251,200	293
	Shanghai Baolong Automotive Corp. Class A	55,400	293
	Guizhou Gas Group Corp. Ltd. Class A	290,700	292
	Shenzhen Center Power Tech Co. Ltd. Class A	101,100	292
	CTS International Logistics Corp. Ltd. Class A	340,580	292
*	Guangdong DFP New Material Group Co. Ltd.	486,300	292
	Shanghai Pudong Construction Co. Ltd. Class A	257,355	291
*	UTour Group Co. Ltd. Class A	249,200	291
	Yunnan Energy Investment Co. Ltd. Class A	172,200	291
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	289,100	289
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	279,500	289
	Beijing CTJ Information Technology Co. Ltd. Class A	88,543	288
	Wushang Group Co. Ltd. Class A	188,173	287
	Jiangsu Gian Tachnology Co. Ltd. Class A	48,400	287
	Shenzhen Xinyichang Technology Co. Ltd. Class A	26,480	286
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	128,900	286
	Qiming Information Technology Co. Ltd. Class A	104,700	285
	Zhejiang Vie Science & Technology Co. Ltd. Class A	134,600	284
	Northeast Pharmaceutical Group Co. Ltd. Class A	371,000	283
	Xiamen Jihong Technology Co. Ltd. Class A	99,300	283
	Shenzhen Invt Electric Co. Ltd. Class A	218,400	282
	Hangzhou Weiguang Electronic Co. Ltd. Class A	55,500	282
	Ligao Foods Co. Ltd. Class A	43,500	281
	Fujian Apex Software Co. Ltd. Class A	53,340	281
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	355,500	280
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	280
	Orient International Enterprise Ltd. Class A	222,500	280
	Shenzhen Tagen Group Co. Ltd. Class A	500,900	279
	Xiamen International Airport Co. Ltd. Class A	105,628	279
	Ningxia Western Venture Industrial Co. Ltd. Class A	370,400	279
*	Beijing Philisense Technology Co. Ltd. Class A	370,500	278
	Guangdong Goworld Co. Ltd. Class A	135,400	278
*	YaGuang Technology Group Co. Ltd. Class A	280,200	277
	Nanjing Pharmaceutical Group Co. Ltd. Class A	347,500	277
	5I5J Holding Group Co. Ltd. Class A	574,100	276
	Bmc Medical Co. Ltd. Class A	23,020	275
	Sunyard Technology Co. Ltd. Class A	119,700	275
	Suning Universal Co. Ltd. Class A	812,700	274
*	Hongbo Co. Ltd. Class A	122,800	274
*	Guangdong Yowant Technology Group Co. Ltd. Class A	258,300	274
	Appotronics Corp. Ltd. Class A	109,319	272
*	Anyang Iron & Steel Inc. Class A	746,700	272
*	Hunan New Wellful Co. Ltd. Class A	320,600	272
	China Railway Tielong Container Logistics Co. Ltd. Class A	286,300	271
	Edan Instruments Inc. Class A	131,700	271
	Beijing Sanyuan Foods Co. Ltd. Class A	344,900	271
*	Sun Create Electronics Co. Ltd. Class A	69,900	271
	Guangxi LiuYao Group Co. Ltd. Class A	103,300	270
	China CYTS Tours Holding Co. Ltd. Class A	189,300	269
	Zhongtong Bus Holding Co. Ltd. Class A	161,800	269
*	Guangxi Beitou Technology Co. Ltd. Class A	443,300	269

		Shares	Market Value ($000)
*	ABA Chemicals Corp. Class A	252,300	268
	Guangdong Vanward New Electric Co. Ltd. Class A	185,800	268
	Gansu Yasheng Industrial Group Co. Ltd. Class A	498,200	268
	Emei Shan Tourism Co. Ltd. Class A	134,000	268
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	267
	Hongli Zhihui Group Co. Ltd. Class A	245,400	266
	Shanghai Xinhua Media Co. Ltd. Class A	267,800	266
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	104,100	265
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	113,700	264
*	Guizhou Zhenhua E Chem Inc. Class A	130,388	264
*	Hiconics Eco-energy Technology Co. Ltd. Class A	265,400	264
*	China Aluminum International Engineering Corp. Ltd. Class A	300,700	263
*	Huafu Fashion Co. Ltd. Class A	434,500	261
	Nanjing Cosmos Chemical Co. Ltd. Class A	132,140	261
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	133,900	260
*	RiseSun Real Estate Development Co. Ltd. Class A	1,113,700	259
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	79,100	259
*	Cybrid Technologies Inc. Class A	111,200	259
*	Baotailong New Materials Co. Ltd. Class A	495,900	259
	Luyang Energy-Saving Materials Co. Ltd.	135,266	258
	Shenzhen Tellus Holding Co. Ltd. Class A	99,400	257
	Wellhope Foods Co. Ltd. Class A	238,000	257
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	61,100	257
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	275,579	256
	Hualan Biological Bacterin Inc. Class A	81,100	256
	Shanghai Baosteel Packaging Co. Ltd. Class A	293,500	256
	China Television Media Ltd. Class A	99,900	256
	Focused Photonics Hangzhou Inc. Class A	114,200	254
*	Anhui Golden Seed Winery Co. Ltd. Class A	169,500	254
*	Feitian Technologies Co. Ltd. Class A	107,900	253
	Bear Electric Appliance Co. Ltd. Class A	40,700	253
	Puyang Refractories Group Co. Ltd. Class A	261,400	253
	Vats Liquor Chain Store Management JSC Ltd. Class A	104,100	252
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	259,800	252
	Canny Elevator Co. Ltd. Class A	215,900	251
	Bafang Electric Suzhou Co. Ltd. Class A	57,608	251
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	214,206	251
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	170,300	250
	Joeone Co. Ltd. Class A	141,300	250
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	236,320	250
*	VanJee Technology Co. Ltd. Class A	54,600	249
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	104,500	249
	Shandong Head Co. Ltd. Class A	96,600	248
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	55,651	248
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	144,900	247
	Zhongyuan Environment-Protection Co. Ltd. Class A	198,077	247
*	Hubei Century Network Technology Co. Ltd. Class A	123,300	247
	Chongqing Port Co. Ltd. Class A	313,200	247
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	648,500	246
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	273,600	246
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	229,700	246
	Jiangsu Lianyungang Port Co. Ltd. Class A	317,400	246
	Rainbow Digital Commercial Co. Ltd. Class A	296,800	245
	Changchun BCHT Biotechnology Co. Ltd. Class A	83,793	245
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	116,692	244
	MYS Group Co. Ltd. Class A	405,400	243
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	143,600	243
	Wuhan Keqian Biology Co. Ltd. Class A	101,982	243
	Wencan Group Co. Ltd. Class A	81,697	242
	M-Grass Ecology & Environment Group Co. Ltd. Class A	412,900	241
	Hubei Chutian Smart Communication Co. Ltd. Class A	420,400	241
	Guangxi Wuzhou Communications Co. Ltd. Class A	412,600	239
*	Truking Technology Ltd. Class A	148,900	239
	Nanjing Vazyme Biotech Co. Ltd. Class A	79,272	239
*	NSFOCUS Technologies Group Co. Ltd. Class A	204,300	238
*	Yijiahe Technology Co. Ltd. Class A	52,800	237
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	250,500	237
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	304,900	237
	Shandong New Beiyang Information Technology Co. Ltd. Class A	209,100	236
	Jinneng Science&Technology Co. Ltd. Class A	234,000	236

		Shares	Market Value ($000)
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	390,000	236
	Shanghai Bright Meat Group Co. Ltd. Class A	245,991	235
	Beijing Fengjing Automotive Parts Co. Ltd.	388,900	235
*	Jinbei Automotive Co. Ltd. Class A	348,100	235
	Duolun Technology Corp. Ltd. Class A	170,700	235
	Shenzhen Guangju Energy Co. Ltd. Class A	143,500	235
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	234
*	Inspur Software Co. Ltd. Class A	92,200	234
*	Hainan Expressway Co. Ltd. Class A	255,500	233
*	Tangrenshen Group Co. Ltd. Class A	360,800	232
	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	231
	Shandong Sunway Chemical Group Co. Ltd. Class A	168,700	231
	AUCMA Co. Ltd. Class A	206,400	231
*	Beijing Sinohytec Co. Ltd. Class A	51,675	230
	Haining China Leather Market Co. Ltd. Class A	321,700	230
	Bestsun Energy Co. Ltd. Class A	366,000	229
	Ningxia Building Materials Group Co. Ltd. Class A	119,700	229
	Changhong Meiling Co. Ltd. Class A	239,300	229
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	228
	Guangdong Guanhao High-Tech Co. Ltd. Class A	450,000	228
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	223,200	228
	FAWER Automotive Parts Co. Ltd. Class A	287,602	227
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	227
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	462,500	226
*	Eastone Century Technology Co. Ltd. Class A	239,800	226
	Newcapec Electronics Co. Ltd. Class A	122,300	226
*	China Fortune Land Development Co. Ltd. Class A	1,002,800	225
	Dashang Co. Ltd. Class A	86,086	225
	Tungkong Inc. Class A	134,200	224
	Zhejiang Meida Industrial Co. Ltd. Class A	172,700	224
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	72,900	224
*	Huayi Brothers Media Corp. Class A	700,800	224
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	224
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	99,200	224
*	Beijing Thunisoft Corp. Ltd. Class A	199,900	223
*	Phenix Optical Co. Ltd. Class A	72,000	223
	YanTai Shuangta Food Co. Ltd. Class A	296,000	222
*	Wutong Holding Group Co. Ltd. Class A	325,900	222
	Time Publishing & Media Co. Ltd. Class A	176,960	222
*	Shenzhen Jinjia Group Co. Ltd. Class A	382,400	220
*	Blue Sail Medical Co. Ltd. Class A	258,499	220
	Guizhou Guihang Automotive Components Co. Ltd. Class A	104,000	219
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	188,000	219
	Shenzhen Heungkong Holding Co. Ltd. Class A	814,500	218
	Goldcard Smart Group Co. Ltd. Class A	93,900	217
	Changchun Faway Automobile Components Co. Ltd. Class A	154,660	217
*	Shanxi Guoxin Energy Corp. Ltd. Class A	454,280	217
	Hengdian Entertainment Co. Ltd. Class A	58,900	216
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	287,600	216
*	Lingyuan Iron & Steel Co. Ltd. Class A	614,700	214
	Guangxi Energy Co. Ltd. Class A	383,800	214
	Shenzhen Topway Video Communication Co. Ltd. Class A	176,300	212
*	World Union Group Inc. Class A	542,100	211
*	DBAPP Security Ltd. Class A	26,138	211
	Shenzhen Textile Holdings Co. Ltd. Class A	115,200	210
	Ningbo Cixing Co. Ltd. Class A	203,300	210
*	Beken Corp. Class A	37,000	208
*	KBC Corp. Ltd. Class A	50,984	208
	Guizhou Tyre Co. Ltd. Class A	281,192	208
	Shenzhen Comix Group Co. Ltd. Class A	184,600	207
*	Jilin Yatai Group Co. Ltd. Class A	787,400	207
	Dongfeng Electronic Technology Co. Ltd. Class A	121,300	207
	CITIC Press Corp. Class A	47,600	206
	Tianjin Teda Co. Ltd. Class A	315,800	205
	Baoxiniao Holding Co. Ltd. Class A	354,300	205
	Changshu Fengfan Power Equipment Co. Ltd. Class A	253,100	205
	Qianjiang Water Resources Development Co. Ltd. Class A	151,400	204
	Shandong Xiantan Co. Ltd. Class A	217,500	203
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	81,100	203
	Vatti Corp. Ltd. Class A	223,300	202

		Shares	Market Value ($000)
	Hangzhou Jiebai Group Co. Ltd. Class A	174,193	202
	Fuan Pharmaceutical Group Co. Ltd. Class A	311,200	201
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	118,500	200
*	Beijing Global Safety Technology Co. Ltd. Class A	59,900	200
	Ningbo Peacebird Fashion Co. Ltd. Class A	86,700	200
*	Jiangsu Transimage Technology Co. Ltd. Class A	73,400	199
*	Beijing Hualian Department Store Co. Ltd. Class A	704,000	199
	Liaoning Energy Industry Co. Ltd. Class A	346,300	198
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	146,600	198
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	160,900	197
	ZhongYeDa Electric Co. Ltd. Class A	140,200	197
	Anhui Korrun Co. Ltd. Class A	62,100	196
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	115,600	196
	Era Co. Ltd. Class A	301,200	195
*	Bright Eye Hospital Group Co. Ltd. Class A	38,700	193
	Zhuhai Huajin Capital Co. Ltd. Class A	85,100	193
	Guangdong Shaoneng Group Co. Ltd. Class A	260,500	192
*	Top Resource Energy Co. Ltd. Class A	230,300	192
	Shanghai New World Co. Ltd. Class A	166,400	190
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	198,200	189
*	Hanwang Technology Co. Ltd. Class A	60,600	189
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	558,000	189
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	88,000	188
	Huangshan Tourism Development Co. Ltd. Class A	102,500	188
*	Shenzhen Rapoo Technology Co. Ltd. Class A	71,800	187
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	52,894	186
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	288,400	185
*	Henan Ancai Hi-Tech Co. Ltd. Class A	274,200	185
	Hunan Aihua Group Co. Ltd. Class A	70,443	184
	Zhuhai Port Co. Ltd. Class A	233,300	184
*	China Wuyi Co. Ltd. Class A	411,700	184
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	66,400	184
*	Long Yuan Construction Group Co. Ltd. Class A	399,900	183
	Yabao Pharmaceutical Group Co. Ltd. Class A	186,100	183
*	Marssenger Kitchenware Co. Ltd. Class A	109,200	182
*	Top Energy Co. Ltd. Shanxi Class A	204,700	182
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	259,500	181
	Bestore Co. Ltd. Class A	105,400	181
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	294,600	179
	Wenfeng Great World Chain Development Corp. Class A	471,700	179
*	Zhongbai Holdings Group Co. Ltd. Class A	171,200	178
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	117,260	177
*	Shenzhen Properties & Resources Development Group Ltd. Class A	136,500	175
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	86,200	175
	Guangdong Shirongzhaoye Co. Ltd. Class A	197,100	174
*	JinJian Cereals Industry Co. Ltd. Class A	164,700	172
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	413,600	172
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	62,100	170
	Qingdao Citymedia Co. Ltd. Class A	175,200	170
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	170,500	170
*	Rongan Property Co. Ltd. Class A	627,500	165
*	Shandong Longda Meishi Co. Ltd. Class A	264,455	162
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	213,500	162
*	Dongjiang Environmental Co. Ltd. Class A	234,249	161
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	133,400	161
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	160
*	Beijing North Star Co. Ltd. Class A	613,100	158
	CCS Supply Chain Management Co. Ltd. Class A	279,700	153
	Zhejiang Yasha Decoration Co. Ltd. Class A	250,900	152
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	55,880	152
*	Triumph New Energy Co. Ltd. Class A	102,500	151
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	44,400	148
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	420,700	143
	Whirlpool China Co. Ltd. Class A	87,600	141
	Shanghai Hile Bio-Technology Co. Ltd. Class A	145,300	136
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	121
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A (XSSC)	83,400	121
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	63,100	120
	Shanxi Coking Co. Ltd. Class A	122,200	82
*,3	China South City Holdings Ltd.	5,948,000	81

		Shares	Market Value ($000)
*,3	Orient Group Inc. Class A	831,200	43
*,3	China Fishery Group Ltd.	578,512	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	—
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	631,300	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	—
*,3	Ningxia Zhongyin Cashmere Co. Ltd. Class A	545,000	—
*,3	Blivex Energy Technology Co. Ltd. Class A	1,301,479	—
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	—
			992,991
Czech Republic (0.0%)
[1]	Doosan Skoda Power AS	38,771	808
Denmark (1.9%)
*	NKT A/S	196,964	25,760
	Jyske Bank A/S (Registered)	158,760	23,104
	Ringkjoebing Landbobank A/S	89,516	22,566
	ISS A/S	518,162	19,651
	AL Sydbank	191,999	17,388
*	Zealand Pharma A/S	258,304	17,275
	Royal Unibrew A/S	180,736	17,028
*	ALK-Abello A/S	482,832	15,955
	FLSmidth & Co. A/S	172,293	14,769
	Per Aarsleff Holding A/S	63,032	8,989
*	Bavarian Nordic A/S	284,948	8,682
*	GN Store Nord A/S	478,847	8,406
*,2	Netcompany Group A/S	151,305	7,986
	Alm Brand A/S	2,771,345	7,666
	Ambu A/S Class B	497,504	6,747
	Chemometec A/S	61,378	5,932
[1]	TORM plc Class A	207,475	5,100
	Schouw & Co. A/S	43,934	4,636
	D/S Norden A/S	71,361	3,223
[2]	Scandinavian Tobacco Group A/S	188,853	2,937
	UIE plc	46,376	2,767
*	Dfds A/S	117,028	1,834
*,1	NTG Nordic Transport Group A/S	58,075	1,776
[1]	Gubra A/S	23,538	1,689
			251,866
Egypt (0.1%)
	Talaat Moustafa Group	2,620,705	4,828
	Eastern Co. SAE	5,361,031	4,318
	Telecom Egypt Co.	1,887,042	3,157
*	Fawry for Banking & Payment Technology Services SAE	6,633,897	2,421
*	EFG Holding SAE	3,695,272	2,266
			16,990
Finland (0.9%)
	Konecranes OYJ	236,309	27,828
	Mandatum OYJ	1,566,508	12,775
	Huhtamaki OYJ	316,296	11,100
	Kemira OYJ	407,932	9,595
	Hiab OYJ	133,798	7,950
	Outokumpu OYJ	1,338,262	7,514
	Kalmar OYJ Class B	133,379	6,819
	TietoEVRY OYJ (XHEL)	309,692	6,723
*	Kojamo OYJ	558,372	6,314
[1]	Nokian Renkaat OYJ	438,593	5,627
[2]	Terveystalo OYJ	272,742	3,278
	Sanoma OYJ	214,617	2,455
*	QT Group OYJ	62,856	1,976
	Revenio Group OYJ	75,721	1,801
*	YIT OYJ	488,021	1,786
	Metsa Board OYJ Class B	531,279	1,650
	Tokmanni Group Corp.	168,912	1,542
	Citycon OYJ	285,808	1,289
	TietoEVRY OYJ	56,975	1,235

		Shares	Market Value ($000)
	Finnair OYJ	325,115	1,141
			120,398
France (2.6%)
	Gaztransport Et Technigaz SA	134,413	28,959
	Nexans SA	137,467	21,653
	Technip Energies NV	546,517	21,418
	Elis SA	660,765	19,185
	Vallourec SACA	596,685	12,663
	SES SA	1,328,855	10,884
	Valeo SE	763,512	10,664
	Rubis SCA	260,676	10,556
	Alten SA	106,156	10,407
*	Forvia SE	585,103	9,553
	Sopra Steria Group	49,952	9,124
	Exosens SAS	122,854	7,870
	Coface SA	378,953	6,931
*	Vivendi SE	2,409,117	6,721
	Virbac SACA	15,051	6,274
	Trigano SA	29,792	5,928
*	Air France-KLM	434,136	5,569
*	ID Logistics Group SACA	11,054	5,362
	IPSOS SA	125,593	5,328
	Vicat SACA	56,444	5,230
	JCDecaux SE	260,428	5,137
	Vusion	30,968	4,821
*	Emeis SA	295,118	4,766
	ARGAN SA	60,277	4,717
	Societe BIC SA	71,333	4,595
*	Carmila SA	231,506	4,480
*,1	Exail Technologies SA	34,074	4,476
	Mercialys SA	343,583	4,323
	ICADE	168,473	4,161
*	Clariane SE	899,759	4,064
[1]	Remy Cointreau SA	80,258	3,827
	Pluxee NV	284,715	3,772
*	Viridien	24,807	3,753
	Imerys SA	118,003	3,679
	Opmobility	190,404	3,648
	Television Francaise 1 SA	337,646	3,263
	Derichebourg SA	337,388	3,180
	Altarea SCA	22,969	3,168
*	SOITEC	93,206	2,903
[1]	Eramet SA	30,503	2,644
	Metropole Television SA	181,637	2,602
	Interparfums SA	85,095	2,591
	Antin Infrastructure Partners SA	206,220	2,542
	Mersen SA	78,001	2,385
*	Lisi SA Prime de fidelite	35,980	2,281
	LISI SA (XPAR)	32,772	2,078
*	Nexity SA	181,539	2,053
*,1	Eutelsat Communications SACA	753,376	2,045
[1]	Wavestone	26,955	1,924
	Stef SA	12,096	1,795
*,1	Ubisoft Entertainment SA	342,186	1,765
*,2	Elior Group SA	480,174	1,620
	Peugeot Invest SA	17,709	1,531
	Etablissements Maurel et Prom SA	195,659	1,529
	Planisware SA	63,754	1,515
	Quadient SA	78,001	1,476
	Fnac Darty SA	34,985	1,473
[1,2]	Verallia SA	54,606	1,429
*,1,2	Worldline SA	831,484	1,408
	GL Events SACA	36,010	1,373
	Beneteau SACA	130,717	1,229
*,1	Voltalia SA (Registered)	138,647	1,166
*,2	X-Fab Silicon Foundries SE	189,988	1,154
*,1	OVH Groupe SA	85,937	1,015
	Manitou BF SA	36,945	974
	Equasens	17,830	839

		Shares	Market Value ($000)
	Lagardere SA	34,916	780
	North Atlantic Energies	8,062	450
*,1,2	Aramis Group SAS	60,452	330
			345,008
Germany (3.0%)
	thyssenkrupp AG	1,797,732	23,965
*	Nordex SE	458,770	18,368
	Bilfinger SE	130,997	18,354
[1]	Aurubis AG	96,001	18,128
*	TUI AG	1,638,859	17,474
	Freenet AG	436,416	15,759
	flatexDEGIRO SE	293,989	14,341
*	Auto1 Group SE	427,664	14,067
	TAG Immobilien AG	660,788	11,210
	K&S AG (Registered)	650,565	10,659
*	Tkms AG& Co. KGaA	89,878	10,504
	Puma SE	375,652	9,602
	AIXTRON SE	413,432	9,485
	United Internet AG (Registered)	277,070	9,014
	Schaeffler AG	722,946	8,526
*	Aroundtown SA	2,602,454	8,270
	Krones AG	48,843	7,860
	LANXESS AG	300,182	6,200
	Deutz AG	475,761	6,092
	Jenoptik AG	186,589	5,889
*	IONOS Group SE	180,752	5,827
	HUGO BOSS AG	133,307	5,527
[1]	Wacker Chemie AG	63,293	5,140
[2]	Befesa SA	138,001	5,054
	Duerr AG	176,885	4,715
	Stroeer SE & Co. KGaA	115,181	4,605
	Salzgitter AG	78,901	4,234
*,1,2	Redcare Pharmacy NV	55,507	4,102
	Alzchem Group AG	21,121	3,861
*	Evotec SE	523,391	3,854
[1]	Kontron AG	138,228	3,835
	Atoss Software SE	32,918	3,794
*,2	TeamViewer SE	548,573	3,668
	Sixt SE (XETR)	46,327	3,630
[1]	Gerresheimer AG	118,899	3,551
	Hornbach Holding AG & Co. KGaA	36,485	3,486
*	HelloFresh SE	527,352	3,464
	Vossloh AG	35,379	3,387
	KWS Saat SE & Co. KGaA	37,319	3,315
	CANCOM SE	89,761	3,020
	Elmos Semiconductor SE	22,122	3,010
[1]	1&1 AG	91,420	2,911
	Grand City Properties SA	250,320	2,806
	Eckert & Ziegler SE	155,302	2,749
[1]	Kloeckner & Co. SE	206,463	2,690
	Indus Holding AG	70,552	2,684
	Pfeiffer Vacuum Technology AG	12,373	2,407
[1]	Siltronic AG	38,007	2,360
[2]	Deutsche Pfandbriefbank AG	476,651	2,352
[1]	Suedzucker AG	203,512	2,330
*	CECONOMY AG (XETR)	435,922	2,304
	Wacker Neuson SE	100,465	2,295
	Dermapharm Holding SE	52,046	2,150
	Schott Pharma AG & Co. KGaA	124,379	2,116
*,1	SMA Solar Technology AG	48,497	2,110
*,1	Verbio SE	64,353	1,900
	Nagarro SE	22,585	1,898
	Norma Group SE	108,821	1,894
	Stabilus SE	82,400	1,892
	Adtran Networks SE	66,533	1,751
*,1	Hypoport SE	14,368	1,676
[1]	Secunet Security Networks AG	5,827	1,637
	Springer Nature AG & Co. KGaA	75,389	1,570
*	Douglas AG	123,878	1,559

		Shares	Market Value ($000)
[1]	GFT Technologies SE	62,242	1,533
	GRENKE AG	86,678	1,479
[1]	PNE AG	123,437	1,448
	PATRIZIA SE	138,594	1,403
	Wuestenrot & Wuerttembergische AG	73,013	1,300
	ProSiebenSat.1 Media SE	203,227	1,215
[1]	Deutsche Beteiligungs AG	39,505	1,194
	Adesso SE	11,729	1,131
[1]	Energiekontor AG	23,750	1,079
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	83,399	887
	Deutsche EuroShop AG	37,872	865
*,1	SGL Carbon SE	155,359	755
*,1	CECONOMY AG (MUND)	128,774	670
	Friedrich Vorwerk Group SE	4,591	493
	Takkt AG	79,744	341
			394,680
Greece (0.0%)
	Ideal Holdings SA	124,745	917
	Intracom Holdings SA (Registered)	200,893	839
	Fourlis Holdings SA	147,632	770
	Hellenic Exchanges - Athens Stock Exchange SA	59,421	412
			2,938
Hong Kong (0.8%)
[1]	CGN Mining Co. Ltd.	12,015,000	7,842
[1]	United Laboratories International Holdings Ltd.	4,116,500	6,268
	Pacific Basin Shipping Ltd.	15,939,532	6,260
	Luk Fook Holdings International Ltd.	1,162,399	4,775
*	Duality Biotherapeutics Inc.	112,800	4,763
[1]	Time Interconnect Technology Ltd.	2,013,889	3,985
	Stella International Holdings Ltd.	2,105,500	3,892
*,1	OSL Group Ltd.	1,784,000	3,830
*,1	Vobile Group Ltd.	6,166,000	3,824
*,1	Cowell e Holdings Inc.	931,000	3,620
	Fortune REIT	5,533,589	3,596
*,1	Bright Smart Securities & Commodities Group Ltd.	3,052,000	3,457
*,2	HBM Holdings Ltd.	2,182,000	3,329
	Dah Sing Financial Holdings Ltd.	657,600	3,180
*,1	Mongolian Mining Corp.	1,761,000	3,050
[1]	Guotai Junan International Holdings Ltd.	8,709,000	2,979
*,1	Realord Group Holdings Ltd.	1,484,000	2,969
[1]	SY Holdings Group Ltd.	1,737,500	2,575
	Chow Sang Sang Holdings International Ltd.	1,276,565	2,390
	Huabao International Holdings Ltd.	3,475,000	2,270
*	Deep Source Holdings Ltd.	20,578,347	2,170
	VSTECS Holdings Ltd.	2,126,000	2,103
	Vitasoy International Holdings Ltd.	2,284,957	2,044
[1]	SUNeVision Holdings Ltd.	2,237,000	1,909
	CITIC Telecom International Holdings Ltd.	5,758,004	1,895
*,1	Envision Greenwise Holdings Ltd.	4,158,240	1,752
*	Melco International Development Ltd.	3,165,032	1,711
*,3	Jinchuan Group International Resources Co. Ltd.	16,346,000	1,339
	IGG Inc.	2,665,000	1,257
	Value Partners Group Ltd.	3,817,434	1,191
*,1	China Travel International Investment Hong Kong Ltd.	6,642,000	1,165
	Sunlight REIT	3,557,072	1,097
[1]	HKBN Ltd.	1,170,500	1,049
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	874,000	964
	Prosperity REIT	4,674,000	880
[1]	LK Technology Holdings Ltd.	1,882,500	804
	CITIC Resources Holdings Ltd.	11,888,000	774
	Giordano International Ltd.	3,957,735	745
[1]	Cafe de Coral Holdings Ltd.	1,184,000	713
	Truly International Holdings Ltd.	5,207,000	684
	SmarTone Telecommunications Holdings Ltd.	1,064,230	666
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,482,000	666
	Texhong International Group Ltd.	874,500	625
*	Television Broadcasts Ltd.	1,278,900	497
*	Asia Cement China Holdings Corp.	1,589,000	480
*	Far East Consortium International Ltd.	4,177,043	444

		Shares	Market Value ($000)
	Singamas Container Holdings Ltd.	4,947,960	405
	C-Mer Medical Holdings Ltd.	2,018,000	395
*	Shun Tak Holdings Ltd.	4,454,000	383
*,2	IMAX China Holding Inc.	341,266	357
*	Guan Chao Holdings Ltd.	90,000	79
*,3	China Dili Group	10,268,897	—
			110,097
Iceland (0.1%)
	Heimar HF	5,513,360	1,658
	Sjova-Almennar Tryggingar HF	2,877,430	1,043
*	Olgerdin Egill Skallagrims HF	6,648,715	954
	Siminn HF	7,435,193	947
	Skagi Hf	5,019,211	800
*	Icelandair Group HF	72,549,122	474
*	Kaldalon Hf.	2,025,034	447
			6,323
India (6.0%)
*	Delhivery Ltd.	1,994,978	9,178
	Hindustan Copper Ltd.	1,198,790	8,898
	Navin Fluorine International Ltd.	130,019	8,627
	Radico Khaitan Ltd.	264,669	8,140
[2]	Brookfield India Real Estate Trust	2,019,634	7,754
	Computer Age Management Services Ltd.	871,531	6,597
	Redington Ltd.	2,121,466	6,286
	Apollo Tyres Ltd.	1,170,089	6,267
	Manappuram Finance Ltd.	2,008,003	6,224
	JB Chemicals & Pharmaceuticals Ltd.	297,985	6,063
[2]	Gland Pharma Ltd.	290,822	5,844
[2]	PNB Housing Finance Ltd. (XNSE)	651,064	5,819
	Karur Vysya Bank Ltd.	1,741,247	5,711
	Crompton Greaves Consumer Electricals Ltd.	2,357,613	5,683
*,2	Krishna Institute of Medical Sciences Ltd.	821,125	5,392
	Ramco Cements Ltd.	441,178	5,389
[2]	Aster DM Healthcare Ltd.	870,278	5,230
	Kalpataru Projects International Ltd.	416,785	5,193
*	Cartrade Tech Ltd.	169,162	4,879
	IIFL Finance Ltd.	827,520	4,766
	Great Eastern Shipping Co. Ltd.	363,408	4,755
*	Amber Enterprises India Ltd.	75,285	4,687
	Tata Chemicals Ltd.	575,962	4,673
*	Sammaan Capital Ltd.	2,800,440	4,591
	ZF Commercial Vehicle Control Systems India Ltd.	27,911	4,550
	Kfin Technologies Ltd.	411,766	4,547
*	Wockhardt Ltd.	291,658	4,390
	Motherson Sumi Wiring India Ltd.	9,340,728	4,388
	Angel One Ltd.	158,689	4,386
*,2	SAI Life Sciences Ltd.	478,688	4,352
	City Union Bank Ltd.	1,325,257	4,351
	Anand Rathi Wealth Ltd.	138,366	4,344
	Neuland Laboratories Ltd.	29,262	4,221
	Timken India Ltd.	131,664	4,214
[2]	Home First Finance Co. India Ltd.	322,926	4,143
	Aptus Value Housing Finance India Ltd.	1,369,113	4,107
[2]	Mindspace Business Parks REIT	755,457	4,096
	NBCC India Ltd.	3,779,408	4,071
	Sundram Fasteners Ltd.	386,055	4,000
[2]	IndiGrid Infrastructure Trust	2,231,079	3,985
*	Affle 3i Ltd.	232,271	3,911
	Brigade Enterprises Ltd.	475,240	3,893
	Kirloskar Oil Engines Ltd.	303,475	3,885
	Firstsource Solutions Ltd.	1,115,446	3,881
	Acutaas Chemicals Ltd.	186,219	3,879
	KPR Mill Ltd.	405,353	3,838
	eClerx Services Ltd.	75,541	3,824
	Atul Ltd.	56,440	3,816
	Cyient Ltd.	306,303	3,793
	CESC Ltd.	2,314,957	3,787
*	Onesource Speciality Pharma Ltd.	290,717	3,782
	Nuvama Wealth Management Ltd.	257,234	3,762

		Shares	Market Value ($000)
	TVS Holdings Ltd.	22,933	3,755
	Welspun Corp. Ltd.	472,512	3,727
*	Inox Wind Ltd.	3,158,153	3,714
	Piramal Pharma Ltd.	2,200,347	3,707
	Himadri Speciality Chemical Ltd.	730,659	3,663
	Aegis Logistics Ltd.	448,090	3,563
	Amara Raja Energy & Mobility Ltd.	390,412	3,562
	KEC International Ltd.	489,341	3,559
	HBL Engineering Ltd.	414,992	3,534
	Gujarat State Petronet Ltd.	1,056,045	3,500
	Carborundum Universal Ltd.	408,011	3,493
	Force Motors Ltd.	16,733	3,492
	Global Health Ltd.	304,104	3,488
	PG Electroplast Ltd.	574,622	3,433
	Five-Star Business Finance Ltd.	688,708	3,419
	Usha Martin Ltd.	769,311	3,416
	Asahi India Glass Ltd.	312,130	3,403
*	EID Parry India Ltd.	337,337	3,394
*	Reliance Power Ltd.	10,772,538	3,313
	Tata Investment Corp. Ltd.	485,556	3,296
*	PTC Industries Ltd.	16,738	3,289
	TD Power Systems Ltd.	413,448	3,275
	Craftsman Automation Ltd.	40,978	3,261
	Granules India Ltd.	523,266	3,251
	Garden Reach Shipbuilders & Engineers Ltd.	107,402	3,235
	UTI Asset Management Co. Ltd.	304,177	3,216
	Ceat Ltd.	76,056	3,113
	Can Fin Homes Ltd.	299,706	3,044
[2]	Sansera Engineering Ltd.	159,326	3,009
	Kajaria Ceramics Ltd.	305,975	3,006
	Nava Ltd.	483,645	2,971
	Zensar Technologies Ltd.	416,837	2,948
	Natco Pharma Ltd.	320,005	2,912
[2]	PowerGrid Infrastructure Investment Trust	2,860,824	2,844
	Grindwell Norton Ltd.	169,524	2,838
*	CreditAccess Grameen Ltd.	195,652	2,827
*	Inventurus Knowledge Solutions Ltd.	166,362	2,810
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	241,834	2,778
	Elgi Equipments Ltd.	588,715	2,762
*	PVR Inox Ltd.	260,057	2,758
	Anant Raj Ltd.	501,078	2,755
	Intellect Design Arena Ltd.	276,387	2,748
	BEML Ltd.	140,138	2,742
*	Jaiprakash Power Ventures Ltd.	16,525,904	2,736
	Birlasoft Ltd.	595,560	2,710
	Jubilant Pharmova Ltd.	253,447	2,708
	CCL Products India Ltd.	256,667	2,706
	LMW Ltd.	16,615	2,692
	Chambal Fertilisers & Chemicals Ltd.	558,995	2,684
	Data Patterns India Ltd.	90,988	2,650
	Titagarh Rail System Ltd.	295,236	2,639
[2]	IndiaMart InterMesh Ltd.	109,776	2,630
	Sobha Ltd. (XNSE)	164,037	2,591
*,2	Lemon Tree Hotels Ltd.	1,812,496	2,548
	Gillette India Ltd.	26,484	2,534
	JK Tyre & Industries Ltd.	444,635	2,515
	Aditya Birla Real Estate Ltd.	183,048	2,514
	Zen Technologies Ltd.	162,519	2,500
*,2	Ujjivan Small Finance Bank Ltd.	3,500,605	2,489
*	MTAR Technologies Ltd.	77,989	2,487
	Chalet Hotels Ltd.	262,523	2,487
*	Ather Energy Ltd.	367,898	2,486
*	Ola Electric Mobility Ltd.	7,043,501	2,480
[2]	Paradeep Phosphates Ltd.	1,611,342	2,438
	Godawari Power & Ispat Ltd.	888,637	2,400
	HFCL Ltd.	3,209,443	2,393
*	Jyoti CNC Automation Ltd.	272,513	2,392
	NCC Ltd.	1,499,203	2,388
	EIH Ltd.	695,899	2,386
	Shyam Metalics & Energy Ltd.	256,033	2,376

		Shares	Market Value ($000)
	Gabriel India Ltd.	232,427	2,363
*	Aavas Financiers Ltd.	147,588	2,347
	Swan Corp. Ltd.	510,572	2,345
	Edelweiss Financial Services Ltd.	2,010,334	2,340
	Mahanagar Gas Ltd.	203,772	2,335
	Triveni Turbine Ltd.	424,133	2,323
[2]	Eris Lifesciences Ltd.	154,533	2,312
	V-Guard Industries Ltd.	600,073	2,294
	Syrma SGS Technology Ltd.	276,844	2,285
[2]	IRB InvIT Fund	3,358,155	2,263
*	Go Digit General Insurance Ltd.	635,725	2,245
*	Medplus Health Services Ltd.	255,539	2,223
	Capri Global Capital Ltd.	1,159,755	2,219
*	Aditya Birla Lifestyle Brands Ltd.	1,932,898	2,209
[2]	Indian Energy Exchange Ltd.	1,591,677	2,196
	Aditya Birla Sun Life Asset Management Co. Ltd.	265,263	2,193
	Strides Pharma Science Ltd.	227,622	2,175
	Tilaknagar Industries Ltd.	461,735	2,168
[2]	IRCON International Ltd.	1,202,460	2,148
	CIE Automotive India Ltd.	469,252	2,135
*	Cohance Lifesciences Ltd.	501,695	2,083
*	JSW Holdings Ltd.	10,785	2,083
	Sonata Software Ltd.	601,385	2,078
*	Aadhar Housing Finance Ltd.	388,327	2,077
	Netweb Technologies India Ltd.	60,297	2,066
	Afcons Infrastructure Ltd.	559,249	2,021
	Poly Medicure Ltd.	122,088	2,020
	Sumitomo Chemical India Ltd.	452,464	2,018
	Jubilant Ingrevia Ltd.	291,526	2,016
	Rainbow Children's Medicare Ltd.	162,685	2,014
	Gravita India Ltd.	114,540	1,996
[2]	Metropolis Healthcare Ltd.	97,531	1,987
	JK Lakshmi Cement Ltd.	235,060	1,983
	Century Plyboards India Ltd.	226,030	1,974
	LT Foods Ltd.	485,629	1,974
*	Devyani International Ltd.	1,551,494	1,962
	Techno Electric & Engineering Co. Ltd.	184,467	1,955
	South Indian Bank Ltd.	4,735,031	1,936
*	NMDC Steel Ltd.	4,202,494	1,934
	JM Financial Ltd.	1,375,675	1,933
	Balrampur Chini Mills Ltd.	421,570	1,928
	Arvind Ltd.	563,232	1,915
	VA Tech Wabag Ltd.	162,722	1,908
	CMS Info Systems Ltd.	555,081	1,904
	Engineers India Ltd.	1,003,571	1,885
	Tamilnad Mercantile Bank Ltd.	282,896	1,876
	PCBL CHEMICAL Ltd.	643,234	1,862
*	Tbo Tek Ltd.	121,643	1,843
	Finolex Cables Ltd.	232,123	1,830
	RR Kabel Ltd.	122,204	1,822
	Voltamp Transformers Ltd.	22,656	1,820
	Astra Microwave Products Ltd.	169,802	1,815
	Alembic Pharmaceuticals Ltd.	210,038	1,790
	Minda Corp. Ltd.	291,791	1,787
*	Nazara Technologies Ltd.	575,369	1,780
	Finolex Industries Ltd.	925,519	1,779
*	Sapphire Foods India Ltd.	862,733	1,779
	Gujarat Pipavav Port Ltd.	978,151	1,778
	Olectra Greentech Ltd.	149,736	1,768
	Vesuvius India Ltd.	326,896	1,763
	Vardhman Textiles Ltd.	374,452	1,761
	Vijaya Diagnostic Centre Ltd.	168,456	1,758
	Safari Industries India Ltd.	79,454	1,757
	Sarda Energy & Minerals Ltd.	324,435	1,729
	Jammu & Kashmir Bank Ltd.	1,515,421	1,727
	Ratnamani Metals & Tubes Ltd.	71,678	1,726
	Zydus Wellness Ltd.	353,091	1,721
	Doms Industries Ltd.	65,854	1,707
	AstraZeneca Pharma India Ltd.	18,269	1,699
	Kirloskar Pneumatic Co. Ltd.	135,724	1,686

		Shares	Market Value ($000)
	HEG Ltd.	285,700	1,686
*	Hindustan Construction Co. Ltd.	7,707,020	1,677
	Procter & Gamble Health Ltd.	28,969	1,670
	Bikaji Foods International Ltd.	232,895	1,666
	Clean Science & Technology Ltd.	177,727	1,665
	BASF India Ltd.	41,943	1,664
	Sudarshan Chemical Industries Ltd.	169,419	1,664
*	Azad Engineering Ltd.	103,266	1,659
	Gujarat State Fertilizers & Chemicals Ltd.	823,383	1,653
	Graphite India Ltd.	244,436	1,643
	Ramkrishna Forgings Ltd.	294,347	1,637
	Chennai Petroleum Corp. Ltd.	172,979	1,631
	Pricol Ltd.	273,056	1,630
*	IFCI Ltd.	2,706,879	1,625
	DCM Shriram Ltd.	125,394	1,608
	SKF India Ltd.	86,811	1,597
*,3	Reliance Infrastructure Ltd.	1,090,311	1,591
	Jindal Saw Ltd.	826,851	1,576
	Kirloskar Brothers Ltd.	92,527	1,569
	IIFL Capital Services Ltd.	435,582	1,569
	Vinati Organics Ltd.	94,308	1,566
*,2	Equitas Small Finance Bank Ltd.	2,046,065	1,561
	TSF Investments Ltd.	329,806	1,561
	PTC India Ltd.	829,835	1,558
	Care Ratings Ltd.	89,017	1,553
	Akzo Nobel India Ltd.	50,989	1,553
	Time Technoplast Ltd.	786,770	1,542
*	Eureka Forbes Ltd.	260,015	1,540
	Mahindra Lifespace Developers Ltd.	381,777	1,526
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	298,515	1,516
	Shipping Corp. of India Ltd.	617,986	1,516
*	Rategain Travel Technologies Ltd.	226,734	1,510
	Arvind Fashions Ltd.	293,532	1,502
	Aarti Pharmalabs Ltd.	182,992	1,501
	Maharashtra Scooters Ltd.	10,056	1,471
*	Schneider Electric Infrastructure Ltd.	194,304	1,469
	KSB Ltd.	191,513	1,469
*	Aditya Birla Fashion & Retail Ltd.	2,033,560	1,468
*	Honasa Consumer Ltd.	484,035	1,456
	Sanofi India Ltd.	33,304	1,455
	Jupiter Wagons Ltd.	411,704	1,449
	Supreme Petrochem Ltd.	233,055	1,445
	Caplin Point Laboratories Ltd.	74,359	1,437
*	Embassy Developments Ltd.	1,984,249	1,431
	Welspun India Ltd.	1,046,268	1,412
[2]	KPI Green Energy Ltd.	326,651	1,406
	Prudent Corporate Advisory Services Ltd.	53,809	1,403
*	India Cements Ltd.	279,717	1,396
	Praj Industries Ltd.	439,557	1,389
*	SBFC Finance Ltd.	1,491,886	1,386
*	Nuvoco Vistas Corp. Ltd.	363,908	1,378
	Trident Ltd.	4,842,690	1,371
	Mrs Bectors Food Specialities Ltd.	565,725	1,370
	GHCL Ltd.	236,644	1,368
	Shakti Pumps India Ltd.	199,394	1,354
	Karnataka Bank Ltd.	677,092	1,341
*	Gokaldas Exports Ltd.	221,477	1,327
	Elecon Engineering Co. Ltd.	297,194	1,320
	Happiest Minds Technologies Ltd.	291,960	1,314
	Archean Chemical Industries Ltd.	212,356	1,308
	Fine Organic Industries Ltd.	28,025	1,294
	Avanti Feeds Ltd.	148,952	1,293
	Cemindia Projects Ltd.	184,353	1,283
	Marksans Pharma Ltd.	711,947	1,271
	DCB Bank Ltd.	583,282	1,268
	Suprajit Engineering Ltd.	256,314	1,257
	Action Construction Equipment Ltd.	134,978	1,246
	Jupiter Life Line Hospitals Ltd.	84,143	1,237
	RITES Ltd.	494,779	1,231
	Railtel Corp. of India Ltd.	318,913	1,229

		Shares	Market Value ($000)
	Concord Biotech Ltd.	96,019	1,228
	Blue Dart Express Ltd.	20,521	1,227
	Mastek Ltd.	54,184	1,210
	Birla Corp. Ltd.	103,807	1,194
	Bombay Burmah Trading Co.	63,470	1,187
	Newgen Software Technologies Ltd.	186,528	1,182
	Tanla Platforms Ltd.	210,955	1,174
*	SignatureGlobal India Ltd.	118,215	1,159
	Westlife Foodworld Ltd.	213,757	1,147
	Jyothy Labs Ltd.	422,296	1,142
	Rhi Magnesita India Ltd.	235,291	1,139
*	Borosil Renewables Ltd.	208,860	1,124
	Sanofi Consumer Healthcare India Ltd.	24,198	1,117
*	Restaurant Brands Asia Ltd.	1,606,201	1,109
*	Sterlite Technologies Ltd.	953,354	1,106
	NIIT Learning Systems Ltd.	255,776	1,105
	Rain Industries Ltd.	654,101	1,103
	Garware Technical Fibres Ltd.	154,652	1,101
[2]	Godrej Agrovet Ltd.	188,438	1,093
*	VIP Industries Ltd.	267,757	1,093
	Genus Power Infrastructures Ltd.	355,064	1,092
	Power Mech Projects Ltd.	48,287	1,089
	Triveni Engineering & Industries Ltd.	265,457	1,085
	EPL Ltd.	512,023	1,069
	Garware Hi-Tech Films Ltd.	32,291	1,060
	Texmaco Rail & Engineering Ltd.	754,122	1,049
	BLS International Services Ltd.	373,863	1,048
	GMM Pfaudler Ltd.	97,955	1,040
[2]	Tejas Networks Ltd.	277,766	1,027
*	Bajaj Consumer Care Ltd.	274,084	1,013
	Transformers & Rectifiers India Ltd.	390,066	1,002
	JK Paper Ltd.	280,904	1,001
	Shilpa Medicare Ltd.	315,620	993
*	Raymond Lifestyle Ltd.	86,001	982
	PNC Infratech Ltd.	412,417	980
	ION Exchange India Ltd.	248,238	957
*	V-Mart Retail Ltd.	138,197	950
*	GMR Power & Urban Infra Ltd.	862,714	946
*	Websol Energy System Ltd.	1,058,872	938
	Rallis India Ltd.	311,008	930
*	Sterling & Wilson Renewable	454,273	917
	JBM Auto Ltd.	149,182	916
	KRBL Ltd.	245,229	915
*	RattanIndia Power Ltd.	9,874,080	914
*	Network18 Media & Investments Ltd.	2,158,207	896
	Saregama India Ltd.	242,632	890
	G R Infraprojects Ltd.	84,901	889
*	Infibeam Avenues Ltd. (XNSE)	4,954,590	878
	Alkyl Amines Chemicals Ltd.	51,223	875
	KNR Constructions Ltd.	540,457	873
*	Valor Estate Ltd.	746,968	868
	Cera Sanitaryware Ltd.	15,827	861
	AurionPro Solutions Ltd.	87,215	857
	Cello World Ltd.	157,103	852
	Campus Activewear Ltd.	307,226	846
	Electrosteel Castings Ltd.	1,080,420	835
	TTK Prestige Ltd.	128,254	823
	Orient Electric Ltd.	418,336	817
	ISGEC Heavy Engineering Ltd.	98,875	814
*	Shree Renuka Sugars Ltd.	2,963,603	809
	Maharashtra Seamless Ltd.	142,687	808
	Thomas Cook India Ltd.	588,948	785
	Gateway Distriparks Ltd.	1,225,029	781
[2]	Dilip Buildcon Ltd.	154,921	773
*	Sheela Foam Ltd.	135,729	766
*	Ashoka Buildcon Ltd.	469,312	761
*	Alok Industries Ltd.	4,562,437	750
*	Chemplast Sanmar Ltd.	261,826	741
	Anup Engineering Ltd.	37,237	716
*	Zaggle Prepaid Ocean Services Ltd.	227,836	703

		Shares	Market Value ($000)
	Bajaj Electricals Ltd.	155,445	701
	Galaxy Surfactants Ltd.	35,380	698
	Paisalo Digital Ltd.	1,704,181	636
	Kaveri Seed Co. Ltd.	61,053	625
*	TeamLease Services Ltd.	41,514	625
*	Rajesh Exports Ltd.	353,664	625
	Symphony Ltd.	60,920	612
*	TVS Supply Chain Solutions Ltd.	566,990	596
*	Just Dial Ltd.	80,536	586
	NOCIL Ltd.	360,447	519
	Pfizer Ltd.	10,045	499
*	Raymond Ltd.	118,365	490
	Polyplex Corp. Ltd.	51,336	474
[2]	Quess Corp. Ltd.	205,762	465
	Vaibhav Global Ltd.	189,705	462
	Balaji Amines Ltd.	36,780	447
*	Sun Pharma Advanced Research Co. Ltd.	321,308	441
*	Jai Balaji Industries Ltd.	600,908	440
	Route Mobile Ltd.	58,842	381
	Orient Cement Ltd.	184,982	317
*,3	Allcargo Global Ltd.	1,184,883	300
*	Allcargo Logistics Ltd.	2,619,253	295
	NIIT Ltd.	230,798	188
*	Indiabulls Ltd.	16,092	2
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			790,086
Indonesia (0.6%)
*	Bumi Resources Minerals Tbk PT	194,587,476	12,347
*	Bumi Resources Tbk PT	593,460,500	9,151
	Aneka Tambang Tbk	27,510,719	6,773
	Adaro Andalan Indonesia PT	6,939,500	3,151
	Alamtri Minerals Indonesia Tbk PT	24,157,979	2,873
	Mitra Keluarga Karyasehat Tbk PT	17,763,600	2,519
	Japfa Comfeed Indonesia Tbk PT	14,363,400	2,373
	Medikaloka Hermina Tbk PT	27,380,593	2,162
	Medco Energi Internasional Tbk PT	23,300,188	2,122
	Mitra Adiperkasa Tbk PT	29,707,500	2,100
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,615,700	2,024
*	Bank Jago Tbk PT	18,441,800	1,871
	Cisarua Mountain Dairy Tbk PT	5,631,690	1,714
	AKR Corporindo Tbk PT	22,074,315	1,663
	Ciputra Development Tbk PT	31,810,255	1,577
*	Bukalapak.com PT Tbk	181,094,900	1,567
	Timah Tbk PT	7,845,820	1,516
	Map Aktif Adiperkasa PT	32,045,400	1,344
	Bank Tabungan Negara Persero Tbk PT	17,949,450	1,319
	Pakuwon Jati Tbk PT	52,535,034	1,127
	Indo Tambangraya Megah Tbk PT	835,900	1,095
	BFI Finance Indonesia Tbk PT	22,501,500	947
	ESSA Industries Indonesia Tbk PT	23,909,700	935
	Summarecon Agung Tbk PT	36,776,847	868
*,3	Waskita Karya Persero Tbk PT	70,850,081	853
	Bank Pan Indonesia Tbk PT	12,590,200	806
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	24,795,700	775
*	MNC Digital Entertainment Tbk PT	32,610,000	739
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,094,429	698
*	Lippo Karawaci Tbk PT	115,316,877	667
	Astra Agro Lestari Tbk PT	1,434,900	632
*	Bank Neo Commerce Tbk PT	25,878,672	603
	Aspirasi Hidup Indonesia Tbk PT	24,872,900	592
*	Siloam International Hospitals Tbk PT	3,563,308	587
	Surya Citra Media Tbk PT	35,029,900	522
	Bank BTPN Syariah Tbk PT	6,953,400	499
*	Panin Financial Tbk PT	29,165,300	463
	Matahari Department Store Tbk PT	4,063,500	453
*	Media Nusantara Citra Tbk PT	23,082,500	344
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,703,899	322
*	MNC Tourism Indonesia Tbk PT	3,444,700	39
			74,732

		Shares	Market Value ($000)
Ireland (0.1%)
	Glanbia plc (XDUB)	665,787	12,830
	Cairn Homes plc (XDUB)	2,137,267	5,282
*,3	Greencore Group plc	632,202	18
			18,130
Israel (1.3%)
	Tel Aviv Stock Exchange Ltd.	309,605	11,895
	Paz Retail & Energy Ltd.	37,325	9,134
	Mega Or Holdings Ltd.	83,327	9,067
	Alony Hetz Properties & Investments Ltd.	581,288	7,670
*	Bet Shemesh Engines Holdings 1997 Ltd.	25,115	6,343
	Reit 1 Ltd.	722,396	6,342
	El Al Israel Airlines	1,092,341	6,178
	Partner Communications Co. Ltd.	484,163	5,883
	Formula Systems 1985 Ltd.	34,870	5,565
	Matrix IT Ltd.	120,689	5,417
	Electra Ltd.	150,218	5,210
	Kenon Holdings Ltd.	72,415	5,164
	Meitav Investment House Ltd.	126,732	4,935
*	OY Nofar Energy Ltd.	95,068	4,749
	One Software Technologies Ltd.	163,839	4,710
	Cellcom Israel Ltd.	394,402	4,683
	Hilan Ltd.	58,450	4,664
	YH Dimri Construction & Development Ltd.	35,980	4,568
*	Equital Ltd.	83,305	3,899
	Aura Investments Ltd.	548,301	3,866
	Ashtrom Group Ltd.	172,402	3,812
	Israel Canada T.R Ltd.	655,773	3,700
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	30,380	3,462
	Isracard Ltd.	676,089	3,207
	Fox Wizel Ltd.	29,866	3,015
	Sella Capital Real Estate Ltd.	839,792	3,008
*	Nayax Ltd.	52,960	2,973
	Summit Real Estate Holdings Ltd.	138,660	2,821
	Danel Adir Yeoshua Ltd.	17,891	2,726
	Oil Refineries Ltd.	7,886,473	2,593
*	Priortech Ltd.	30,495	2,547
	Inrom Construction Industries Ltd.	370,460	2,412
	IDI Insurance Co. Ltd.	30,381	2,386
	Delta Galil Ltd.	38,807	2,111
	Elco Ltd.	35,195	1,848
*	Perion Network Ltd.	165,562	1,437
	Delek Automotive Systems Ltd.	175,583	1,311
*	Turpaz Industries Ltd.	44,941	1,133
	G City Ltd.	346,041	1,066
	Qualitau Ltd.	3,890	841
	Lapidoth Capital Ltd.	18,724	589
*	Argo Properties NV	13,096	530
*	Doral Group Renewable Energy Resources Ltd.	25,436	356
*	Meshek Energy Renewable Energies Ltd.	101,660	352
	Max Stock Ltd.	22,143	200
*	Gilat Satellite Networks Ltd.	10,114	196
	Magic Software Enterprises Ltd.	2,307	60
*	Orion Retail Properties Ltd.	45,807	40
			170,674
Italy (1.9%)
	Lottomatica Group SpA	905,462	22,273
[1]	Saipem SpA	4,709,669	17,394
	Azimut Holding SpA	396,146	16,735
	Iveco Group NV	699,505	15,647
	Banca Generali SpA	202,939	13,674
	De' Longhi SpA	254,890	11,268
*	Technoprobe SpA	528,201	9,802
	Maire SpA	517,183	9,036
[2]	Technogym SpA	395,587	8,261
	Iren SpA	2,247,096	7,193
	Webuild SpA (MTAA)	1,734,150	7,183
	SOL SpA	132,899	7,155
	Banca Popolare di Sondrio SpA	319,039	6,523

		Shares	Market Value ($000)
*	Fincantieri SpA	340,078	6,455
*,2	BFF Bank SpA	647,764	6,212
	Brembo NV	511,878	6,158
[2]	Enav SpA	923,152	5,328
	ERG SpA	187,406	4,988
	Tamburi Investment Partners SpA	437,354	4,951
	Credito Emiliano SpA	255,175	4,693
	ACEA SpA	157,159	4,380
	MFE-MediaForEurope NV Class A	1,147,569	4,281
[2]	Carel Industries SpA	167,364	4,163
	Banca IFIS SpA	112,828	3,674
	Cementir Holding NV	149,367	3,359
	Danieli & C Officine Meccaniche SpA (MTAA)	44,204	3,263
	Intercos SpA	193,778	2,932
	Sesa SpA	25,902	2,748
	El.En. SpA	167,194	2,737
[2]	RAI Way SpA	338,352	2,294
	Moltiply Group SpA	51,780	2,139
	Italmobiliare SpA	61,289	2,024
[1]	Sanlorenzo SpA	49,674	1,903
*	Salvatore Ferragamo SpA	235,716	1,857
	Ariston Holding NV	235,859	1,330
[1]	Piaggio & C SpA	636,902	1,317
	Tinexta SpA	71,997	1,293
	MARR SpA	116,076	1,233
*,2	GVS SpA	235,259	1,158
	Arnoldo Mondadori Editore SpA	445,281	1,126
*,1	Juventus Football Club SpA	367,419	1,118
[1]	Zignago Vetro SpA	114,792	1,031
	MFE-MediaForEurope NV Class B	151,737	729
[2]	Anima Holding SpA	90,562	704
	Rizzoli Corriere Della Sera Mediagroup SpA	589,904	682
	Alerion Cleanpower SpA	20,528	440
			244,844
Japan (13.9%)
	Mitsui E&S Co. Ltd.	341,800	15,189
	77 Bank Ltd.	250,500	13,757
	Hokuhoku Financial Group Inc.	397,300	13,655
	Nishi-Nippon Financial Holdings Inc.	454,800	11,016
	Daishi Hokuetsu Financial Group Inc.	859,800	10,251
	Penta-Ocean Construction Co. Ltd.	972,300	10,204
[1]	Nitto Boseki Co. Ltd.	106,511	10,165
	ADEKA Corp.	306,355	9,106
	Nissui Corp.	1,017,322	8,576
	UACJ Corp.	538,140	8,517
	Kanematsu Corp.	599,800	7,878
	SWCC Corp.	103,500	7,714
	Shiga Bank Ltd.	143,800	7,354
	Hyakugo Bank Ltd.	799,400	7,270
	Nippon Gas Co. Ltd.	381,700	7,239
	Sanki Engineering Co. Ltd.	167,767	7,227
	North Pacific Bank Ltd.	1,209,400	7,225
	Fuji Corp.	288,088	7,098
	Mirait One Corp.	288,671	6,927
	Hazama Ando Corp.	534,479	6,911
	Rengo Co. Ltd.	802,200	6,872
	Citizen Watch Co. Ltd.	777,200	6,869
	Micronics Japan Co. Ltd.	114,600	6,626
	Shibaura Mechatronics Corp.	43,600	6,573
	Tokuyama Corp.	246,900	6,455
	Japan Petroleum Exploration Co. Ltd.	517,600	6,373
	Anritsu Corp.	459,500	6,367
	ARE Holdings Inc.	268,200	6,287
	MEITEC Group Holdings Inc.	276,638	6,188
	Senko Group Holdings Co. Ltd.	493,800	6,151
	Inaba Denki Sangyo Co. Ltd.	365,700	6,091
	Daiwabo Holdings Co. Ltd.	307,680	6,051
	Mitsui-Soko Holdings Co. Ltd.	256,056	5,989
	Hanwa Co. Ltd.	116,983	5,949

		Shares	Market Value ($000)
	Juroku Financial Group Inc.	111,500	5,929
	Tokyo Kiraboshi Financial Group Inc.	89,866	5,867
	Denka Co. Ltd.	302,000	5,813
	Suruga Bank Ltd.	459,500	5,771
	Meiko Electronics Co. Ltd.	70,057	5,745
	Toho Holdings Co. Ltd.	190,018	5,681
	Ferrotec Corp.	148,153	5,664
	Dai-Dan Co. Ltd.	324,900	5,636
	CKD Corp.	209,000	5,575
	Makino Milling Machine Co. Ltd.	74,580	5,496
	Japan Elevator Service Holdings Co. Ltd.	515,600	5,429
	Max Co. Ltd.	128,300	5,425
	San-In Godo Bank Ltd.	523,800	5,358
	Daihen Corp.	70,151	5,289
	Meidensha Corp.	133,587	5,235
	Comforia Residential REIT Inc.	7,203	5,202
	Tsubakimoto Chain Co.	337,192	5,172
	Namura Shipbuilding Co. Ltd.	189,000	5,152
	Sinfonia Technology Co. Ltd.	75,600	5,116
	Kumagai Gumi Co. Ltd.	455,320	5,110
	Takeuchi Manufacturing Co. Ltd.	123,100	5,097
	Seiko Group Corp.	101,758	5,083
	Hulic REIT Inc.	4,531	5,044
	Osaka Soda Co. Ltd.	344,700	5,010
	NSD Co. Ltd.	236,668	4,967
	Hokkaido Electric Power Co. Inc.	727,300	4,936
*	Chiyoda Corp.	593,600	4,934
	Kiyo Bank Ltd.	201,510	4,921
	Keiyo Bank Ltd.	405,300	4,870
	Ogaki Kyoritsu Bank Ltd.	133,274	4,868
	Bank of Nagoya Ltd.	152,036	4,817
	Wacoal Holdings Corp.	170,100	4,796
	Nishi-Nippon Railroad Co. Ltd.	259,600	4,781
	Nisshinbo Holdings Inc.	511,200	4,740
	Aichi Financial Group Inc.	132,134	4,688
	Sumitomo Warehouse Co. Ltd.	192,455	4,617
	Okumura Corp.	110,352	4,596
	Hyakujushi Bank Ltd.	84,300	4,558
[1]	Yoshinoya Holdings Co. Ltd.	229,820	4,539
	Senshu Ikeda Holdings Inc.	856,100	4,532
	Nojima Corp.	648,100	4,522
	Kyoritsu Maintenance Co. Ltd.	248,300	4,515
	Glory Ltd.	172,700	4,498
	Yonex Co. Ltd.	212,900	4,489
	C Uyemura & Co. Ltd.	38,500	4,452
	Nanto Bank Ltd.	103,100	4,450
	Lintec Corp.	143,900	4,440
	Ushio Inc.	246,200	4,426
	Toa Corp.	216,700	4,407
	Nittetsu Mining Co. Ltd.	189,000	4,386
	Mizuho Leasing Co. Ltd.	474,905	4,385
	JVCKenwood Corp.	535,340	4,351
	NTT UD REIT Investment Corp.	4,712	4,345
	Pigeon Corp.	416,300	4,339
	Mori Trust REIT Inc.	8,628	4,334
	Inabata & Co. Ltd.	170,300	4,310
	Mizuno Corp.	207,868	4,307
	Ship Healthcare Holdings Inc.	260,172	4,289
	Tokai Tokyo Financial Holdings Inc.	890,200	4,265
	Saizeriya Co. Ltd.	104,921	4,244
	NTN Corp.	1,769,500	4,241
	Maruha Nichiro Corp.	470,700	4,239
	H.U. Group Holdings Inc.	203,100	4,219
[1]	Towa Corp.	217,195	4,192
	CCI Group Inc.	696,510	4,178
	OSG Corp.	247,100	4,173
	Nippn Corp.	243,929	4,164
	Furuno Electric Co. Ltd.	90,000	4,154
	Chugoku Marine Paints Ltd.	146,900	4,143
	Hokuriku Electric Power Co.	649,900	4,111

		Shares	Market Value ($000)
	H2O Retailing Corp.	299,400	4,100
	Mitsubishi Estate Logistics REIT Investment Corp.	4,813	4,092
	Ain Holdings Inc.	97,500	4,072
	Starts Corp. Inc.	126,915	4,026
	Oki Electric Industry Co. Ltd.	304,706	4,021
	Tokyu REIT Inc.	2,999	4,020
[1]	Create Restaurants Holdings Inc.	838,080	4,011
	Kanadevia Corp.	604,610	3,992
	Nishimatsu Construction Co. Ltd.	107,062	3,984
	Awa Bank Ltd.	118,400	3,981
	Seria Co. Ltd.	167,193	3,973
	Yodoko Ltd.	438,465	3,972
	Okamura Corp.	257,647	3,954
	EDION Corp.	287,575	3,936
	DTS Corp.	481,568	3,923
	Aiful Corp.	1,100,900	3,914
	Musashino Bank Ltd.	109,600	3,911
	Japan Excellent Inc.	4,042	3,908
	Nippon Soda Co. Ltd.	163,050	3,891
	Okasan Securities Group Inc.	676,100	3,872
	Japan Securities Finance Co. Ltd.	281,341	3,870
	Pilot Corp.	122,300	3,845
	Toagosei Co. Ltd.	337,992	3,842
	Tokai Rika Co. Ltd.	189,400	3,839
	Seiren Co. Ltd.	185,900	3,804
	Duskin Co. Ltd.	137,960	3,789
[1]	Colowide Co. Ltd.	331,000	3,776
	Pacific Industrial Co. Ltd.	193,400	3,771
	DCM Holdings Co. Ltd.	356,788	3,762
	DeNA Co. Ltd.	229,000	3,755
	Nippon Light Metal Holdings Co. Ltd.	211,296	3,728
	Taikisha Ltd.	165,876	3,706
	NIPPON REIT Investment Corp.	5,938	3,689
	Megmilk Snow Brand Co. Ltd.	168,500	3,670
	Katitas Co. Ltd.	185,100	3,657
	Heiwa Real Estate REIT Inc.	3,707	3,656
	Takuma Co. Ltd.	224,800	3,634
	Noritake Co. Ltd.	90,900	3,611
	PAL GROUP Holdings Co. Ltd.	336,100	3,608
	Toei Co. Ltd.	98,945	3,602
	Nextage Co. Ltd.	168,300	3,565
	Sangetsu Corp.	172,520	3,522
	Arcs Co. Ltd.	156,400	3,514
	Daiei Kankyo Co. Ltd.	132,200	3,487
	Kaga Electronics Co. Ltd.	138,000	3,466
	Fuso Chemical Co. Ltd.	71,900	3,465
	Valor Holdings Co. Ltd.	152,300	3,448
	TOMONY Holdings Inc.	608,300	3,443
	Raito Kogyo Co. Ltd.	151,800	3,433
	Daiseki Co. Ltd.	152,544	3,429
	Star Asia Investment Corp.	8,835	3,429
	Tocalo Co. Ltd.	204,700	3,425
	Fujimi Inc.	193,441	3,419
	Kissei Pharmaceutical Co. Ltd.	114,800	3,419
	TKC Corp.	129,998	3,418
	Nisshin Oillio Group Ltd.	93,452	3,412
	Tsugami Corp.	162,200	3,374
	KYB Corp.	117,800	3,347
	Exedy Corp.	90,000	3,317
	Hoshino Resorts REIT Inc.	1,992	3,307
	Kato Sangyo Co. Ltd.	78,000	3,283
	Nihon Parkerizing Co. Ltd.	343,461	3,274
	Kureha Corp.	114,506	3,252
	Kitz Corp.	249,048	3,250
	As One Corp.	216,012	3,245
	Takara Standard Co. Ltd.	169,099	3,229
	Gunze Ltd.	110,814	3,221
	Fukuoka REIT Corp.	2,665	3,213
	Leopalace21 Corp.	717,900	3,209
	Nakanishi Inc.	228,000	3,197

		Shares	Market Value ($000)
	Simplex Holdings Inc.	513,000	3,180
	Toho Bank Ltd.	802,564	3,126
	Takasago International Corp.	319,000	3,115
	Kurabo Industries Ltd.	53,000	3,114
	TOKAI Holdings Corp.	418,800	3,112
	Iino Kaiun Kaisha Ltd.	305,736	3,102
	Chudenko Corp.	108,700	3,100
	Tamron Co. Ltd.	459,600	3,068
	Monogatari Corp.	114,220	3,067
	Rigaku Holdings Corp.	392,500	3,065
	Sakata Seed Corp.	115,256	3,032
	Shikoku Kasei Holdings Corp.	108,500	3,021
	KOMEDA Holdings Co. Ltd.	164,300	3,012
	Sumitomo Osaka Cement Co. Ltd.	111,700	3,011
	Global One Real Estate Investment Corp.	3,399	2,999
	Nippon Paper Industries Co. Ltd.	394,700	2,997
	Kaken Pharmaceutical Co. Ltd.	113,300	2,978
	Tadano Ltd.	402,400	2,974
	Okinawa Cellular Telephone Co.	141,674	2,970
	Japan Material Co. Ltd.	255,600	2,964
	Yamanashi Chuo Bank Ltd.	96,317	2,956
	Hosiden Corp.	176,267	2,936
[1]	Anycolor Inc.	102,800	2,935
	First Bank of Toyama Ltd.	203,050	2,925
	Systena Corp.	890,700	2,923
	Monex Group Inc.	635,087	2,918
	FCC Co. Ltd.	119,743	2,915
	Toyo Ink SC Holdings Co. Ltd.	120,454	2,888
	JAFCO Group Co. Ltd.	182,700	2,884
	Noritsu Koki Co. Ltd.	201,500	2,872
	YAMABIKO Corp.	137,800	2,869
[1]	Shochiku Co. Ltd.	37,300	2,856
	Riken Keiki Co. Ltd.	133,000	2,840
	Miyazaki Bank Ltd.	55,893	2,817
	PILLAR Corp.	67,400	2,814
	Fukuda Denshi Co. Ltd.	51,298	2,813
	Fuji Seal International Inc.	135,600	2,804
	Hogy Medical Co. Ltd.	64,722	2,801
	San-A Co. Ltd.	145,288	2,770
	Nippon Seiki Co. Ltd.	171,032	2,770
	Itoki Corp.	164,100	2,768
	Musashi Seimitsu Industry Co. Ltd.	156,130	2,763
	Mandom Corp.	134,154	2,750
	Maruzen Showa Unyu Co. Ltd.	50,300	2,736
*	Sansan Inc.	282,800	2,733
	Financial Partners Group Co. Ltd.	207,800	2,730
	Daiichikosho Co. Ltd.	252,066	2,726
	Oita Bank Ltd.	50,707	2,690
	Kanamoto Co. Ltd.	110,500	2,665
	Bunka Shutter Co. Ltd.	203,100	2,656
	Nomura Co. Ltd.	298,800	2,641
	Sanyo Denki Co. Ltd.	97,600	2,624
	MOS Food Services Inc.	95,458	2,600
	Nihon Dengi Co. Ltd.	37,423	2,563
	Trusco Nakayama Corp.	161,700	2,556
	Hankyu Hanshin REIT Inc.	2,405	2,550
	Shinmaywa Industries Ltd.	180,268	2,547
	Nippon Densetsu Kogyo Co. Ltd.	112,503	2,538
	Aoyama Trading Co. Ltd.	149,300	2,534
	Yellow Hat Ltd.	232,100	2,534
	San ju San Financial Group Inc.	78,052	2,532
	Ryoyo Ryosan Holdings Inc.	125,581	2,531
	Tokyu Construction Co. Ltd.	306,200	2,530
	Fukuyama Transporting Co. Ltd.	85,000	2,528
[1]	Ise Chemicals Corp.	65,650	2,523
	JCU Corp.	69,000	2,522
	Mitsubishi Pencil Co. Ltd.	169,800	2,519
	Toyobo Co. Ltd.	293,100	2,515
	Mani Inc.	254,700	2,513
	Furukawa Co. Ltd.	83,798	2,510

		Shares	Market Value ($000)
	San-Ai Obbli Co. Ltd.	176,600	2,510
	Japan Aviation Electronics Industry Ltd.	160,100	2,501
	Jaccs Co. Ltd.	90,800	2,489
	SMS Co. Ltd.	235,200	2,489
	Morita Holdings Corp.	136,866	2,483
	Joyful Honda Co. Ltd.	180,248	2,479
	Techno Ryowa Ltd.	49,007	2,468
	Hamakyorex Co. Ltd.	206,700	2,452
	Open Up Group Inc.	203,892	2,451
	Totetsu Kogyo Co. Ltd.	81,100	2,442
	Sakata INX Corp.	158,900	2,437
	Totech Corp.	93,500	2,433
	Kyokuto Kaihatsu Kogyo Co. Ltd.	113,000	2,414
	Autobacs Seven Co. Ltd.	226,000	2,407
[1]	Kasumigaseki Capital Co. Ltd.	49,500	2,402
	Topre Corp.	147,400	2,401
	Konoike Transport Co. Ltd.	111,500	2,400
	Raksul Inc.	181,700	2,388
	Nitto Kogyo Corp.	88,888	2,378
	Yokogawa Bridge Holdings Corp.	117,800	2,371
	Ariake Japan Co. Ltd.	65,300	2,367
	Yamaichi Electronics Co. Ltd.	62,289	2,367
	Fujita Kanko Inc.	146,500	2,361
	Mitsuboshi Belting Ltd.	90,600	2,360
	Yurtec Corp.	133,500	2,347
[1]	Hokuetsu Corp.	396,521	2,331
	Ai Holdings Corp.	134,900	2,326
[1]	Nomura Micro Science Co. Ltd.	102,400	2,314
	Ohsho Food Service Corp.	113,522	2,311
	Chiba Kogyo Bank Ltd.	178,900	2,301
	GungHo Online Entertainment Inc.	134,700	2,289
	Menicon Co. Ltd.	218,100	2,287
	DKS Co. Ltd.	34,400	2,284
	Okinawa Financial Group Inc.	67,044	2,284
	Matsui Securities Co. Ltd.	387,900	2,282
	Japan Wool Textile Co. Ltd.	189,389	2,282
	Life Corp.	137,500	2,269
	Heiwado Co. Ltd.	119,000	2,268
	CRE Logistics REIT Inc.	2,095	2,257
	Nichicon Corp.	206,183	2,256
[1]	Tokyo Keiki Inc.	52,439	2,251
	Daio Paper Corp.	356,400	2,237
	Kurimoto Ltd.	200,000	2,221
	Shibaura Machine Co. Ltd.	80,600	2,219
	Union Tool Co.	33,300	2,218
	MCJ Co. Ltd.	217,600	2,217
	Tri Chemical Laboratories Inc.	103,276	2,214
	Nikkiso Co. Ltd.	191,761	2,212
	World Co. Ltd.	108,700	2,206
	Uchida Yoko Co. Ltd.	164,000	2,205
	Galilei Co. Ltd.	88,100	2,198
	ARCLANDS Corp.	177,198	2,194
	Taihei Dengyo Kaisha Ltd.	150,600	2,176
	Belc Co. Ltd.	43,800	2,170
	Fujibo Holdings Inc.	38,900	2,167
	Sun Corp.	40,212	2,163
	Matsuda Sangyo Co. Ltd.	54,400	2,161
	Infomart Corp.	737,500	2,155
	Mixi Inc.	121,800	2,144
	Central Automotive Products Ltd.	158,115	2,138
	Mirai Corp.	6,616	2,137
	IDOM Inc.	217,000	2,136
	Heiwa Real Estate Co. Ltd.	145,084	2,123
*	Sanken Electric Co. Ltd.	44,700	2,107
	Itochu Enex Co. Ltd.	169,400	2,099
	Towa Pharmaceutical Co. Ltd.	90,082	2,098
	Argo Graphics Inc.	225,200	2,097
	Wacom Co. Ltd.	428,636	2,077
	Megachips Corp.	37,760	2,068
	Tosei Corp.	203,000	2,068

	Shares	Market Value ($000)
Ichigo Office REIT Investment Corp.	3,286	2,063
T Hasegawa Co. Ltd.	111,100	2,044
Bank of Iwate Ltd.	51,624	2,042
Central Glass Co. Ltd.	86,513	2,039
Maxell Ltd.	141,600	2,037
Nishio Holdings Co. Ltd.	65,300	2,029
Ishihara Sangyo Kaisha Ltd.	106,500	2,022
Create SD Holdings Co. Ltd.	95,818	2,013
Royal Holdings Co. Ltd.	234,600	2,012
Transcosmos Inc.	82,096	2,002
SOSiLA Logistics REIT Inc.	2,417	2,001
Aichi Steel Corp.	100,408	1,999
Funai Soken Holdings Inc.	275,800	1,999
Ricoh Leasing Co. Ltd.	51,506	1,996
UT Group Co. Ltd.	1,492,500	1,992
Npr Riken Corp.	84,600	1,990
Akita Bank Ltd.	60,500	1,988
Hosokawa Micron Corp.	50,000	1,983
Nohmi Bosai Ltd.	80,600	1,978
Shibuya Corp.	86,700	1,974
Toenec Corp.	148,700	1,970
Onward Holdings Co. Ltd.	415,156	1,969
Shoei Co. Ltd.	170,500	1,962
Komeri Co. Ltd.	91,600	1,955
MEC Co. Ltd.	54,400	1,953
Japan Pulp & Paper Co. Ltd.	311,900	1,944
Nichiha Corp.	87,800	1,933
Bank of the Ryukyus Ltd.	135,167	1,929
TechMatrix Corp.	140,400	1,920
Mochida Pharmaceutical Co. Ltd.	81,700	1,915
MIRARTH Real Estate Investment Corp.	3,154	1,906
Arata Corp.	95,318	1,902
Nishikawa Rubber Co. Ltd.	79,741	1,902
Japan Lifeline Co. Ltd.	190,000	1,898
Happinet Corp.	105,200	1,884
Yuasa Trading Co. Ltd.	50,900	1,866
Doutor Nichires Holdings Co. Ltd.	102,137	1,862
Optex Group Co. Ltd.	119,800	1,860
Axial Retailing Inc.	246,820	1,853
Toyo Tanso Co. Ltd.	52,910	1,849
METAWATER Co. Ltd.	86,300	1,848
Shin Nippon Air Technologies Co. Ltd.	86,200	1,833
Maeda Kosen Co. Ltd.	153,100	1,832
BML Inc.	72,300	1,830
Tsurumi Manufacturing Co. Ltd.	129,200	1,824
Hiday Hidaka Corp.	90,719	1,823
KH Neochem Co. Ltd.	110,700	1,821
Wakita & Co. Ltd.	139,600	1,819
Idec Corp.	97,500	1,817
Tokyotokeiba Co. Ltd.	52,400	1,815
Nachi-Fujikoshi Corp.	57,051	1,806
Tochigi Bank Ltd.	332,912	1,806
JBCC Holdings Inc.	186,300	1,795
Fuji Kyuko Co. Ltd.	134,900	1,787
Nishimatsuya Chain Co. Ltd.	129,000	1,784
Noevir Holdings Co. Ltd.	59,100	1,784
Shikoku Bank Ltd.	135,140	1,781
Imperial Hotel Ltd.	196,600	1,771
Mitsui High-Tec Inc.	366,100	1,770
Krosaki Harima Corp.	65,100	1,766
Tokyo Steel Manufacturing Co. Ltd.	180,800	1,765
Shin-Etsu Polymer Co. Ltd.	135,000	1,763
Eagle Industry Co. Ltd.	87,800	1,759
Mitsuuroko Group Holdings Co. Ltd.	124,900	1,757
S&B Foods Inc.	62,200	1,757
United Super Markets Holdings Inc.	291,206	1,755
Hochiki Corp.	54,700	1,750
Earth Corp.	55,243	1,746
Asahi Kogyosha Co. Ltd.	74,800	1,744
Elecom Co. Ltd.	163,000	1,742

		Shares	Market Value ($000)
	NS United Kaiun Kaisha Ltd.	39,000	1,740
	Sinko Industries Ltd.	180,923	1,737
	Komori Corp.	159,800	1,735
	Token Corp.	17,986	1,728
	Asanuma Corp.	251,100	1,716
	Future Corp.	139,400	1,711
	TV Asahi Holdings Corp.	73,800	1,707
	Senshu Electric Co. Ltd.	45,482	1,700
	Zuken Inc.	54,300	1,693
	Ichigo Inc.	638,700	1,686
	Alconix Corp.	96,014	1,685
	TOA ROAD Corp.	149,280	1,683
	Eizo Corp.	120,112	1,682
	Aisan Industry Co. Ltd.	117,600	1,674
	Appier Group Inc.	248,800	1,671
	Takamatsu Construction Group Co. Ltd.	67,300	1,665
	Matsuya Co. Ltd.	136,400	1,664
	Tsukishima Holdings Co. Ltd.	86,600	1,664
	Bank of Saga Ltd.	55,800	1,661
	JAC Recruitment Co. Ltd.	258,800	1,656
	TPR Co. Ltd.	190,058	1,652
	Lifedrink Co. Inc.	157,340	1,650
	Valqua Ltd.	58,100	1,648
[1]	Kura Sushi Inc.	74,800	1,645
	Eiken Chemical Co. Ltd.	105,900	1,640
	ASAHI YUKIZAI Corp.	46,711	1,632
*	Nippon Sheet Glass Co. Ltd.	365,300	1,623
	Showa Sangyo Co. Ltd.	79,600	1,622
	Nitta Corp.	61,500	1,620
	& ST HD Co. Ltd.	89,900	1,618
[1]	OSAKA Titanium Technologies Co. Ltd.	108,300	1,613
	Furuya Metal Co. Ltd.	58,900	1,608
	Saibu Gas Holdings Co. Ltd.	103,873	1,605
	TRE Holdings Corp.	144,100	1,599
	HI-LEX Corp.	71,300	1,596
	Daiichi Jitsugyo Co. Ltd.	76,800	1,581
*,1	Atom Corp.	403,757	1,579
	Yamazen Corp.	170,000	1,568
	Sun Frontier Fudousan Co. Ltd.	98,700	1,566
	Tachi-S Co. Ltd.	114,500	1,561
	Riken Vitamin Co. Ltd.	77,600	1,560
	Canon Electronics Inc.	66,394	1,558
	Genky DrugStores Co. Ltd.	57,100	1,557
	Premium Group Co. Ltd.	133,400	1,557
	Doshisha Co. Ltd.	74,400	1,555
	ESPEC Corp.	69,708	1,550
	Milbon Co. Ltd.	94,220	1,548
	Hibiya Engineering Ltd.	49,500	1,542
	Kawada Technologies Inc.	50,800	1,538
	Dip Corp.	115,700	1,536
	Kohnan Shoji Co. Ltd.	61,000	1,535
	Nippon Signal Co. Ltd.	179,016	1,535
	Okamoto Industries Inc.	43,100	1,535
	WingArc1st Inc.	72,800	1,534
	Yahagi Construction Co. Ltd.	102,100	1,533
	Kisoji Co. Ltd.	93,760	1,531
	Fuji Co. Ltd.	112,100	1,528
	Zacros Corp.	202,600	1,525
	Kanto Denka Kogyo Co. Ltd.	182,300	1,525
	Prima Meat Packers Ltd.	85,360	1,525
	Konishi Co. Ltd.	180,700	1,524
	Procrea Holdings Inc.	87,861	1,523
	Mitani Sekisan Co. Ltd.	30,500	1,510
	Sanyo Chemical Industries Ltd.	42,154	1,506
	Noritz Corp.	112,587	1,505
	Orient Corp.	211,500	1,504
	Keihanshin Building Co. Ltd.	121,000	1,501
	JINS Holdings Inc.	44,700	1,496
	A&D HOLON Holdings Co. Ltd.	101,137	1,494
	Meisei Industrial Co. Ltd.	133,800	1,491

		Shares	Market Value ($000)
	Marusan Securities Co. Ltd.	217,755	1,489
	Tanseisha Co. Ltd.	150,300	1,487
	Nissan Shatai Co. Ltd.	230,014	1,479
	Kyorin Pharmaceutical Co. Ltd.	140,600	1,476
	Press Kogyo Co. Ltd.	260,100	1,470
	Ryobi Ltd.	83,487	1,470
	Riken Technos Corp.	136,000	1,466
	Hirata Corp.	87,733	1,458
	Anicom Holdings Inc.	213,400	1,452
	HIS Co. Ltd.	174,400	1,449
[1]	Ichibanya Co. Ltd.	248,040	1,438
	Toshiba TEC Corp.	85,500	1,438
	Fukui Bank Ltd.	76,055	1,437
	Tsuburaya Fields Holdings Inc.	121,174	1,436
	Yamagata Bank Ltd.	99,904	1,430
	Denyo Co. Ltd.	60,000	1,423
	SBS Holdings Inc.	57,000	1,421
	Prestige International Inc.	316,900	1,420
[1]	Sakura Internet Inc.	82,000	1,415
	Hokkaido Gas Co. Ltd.	265,400	1,414
	CTI Engineering Co. Ltd.	73,800	1,411
	Seika Corp.	93,600	1,408
	ZERIA Pharmaceutical Co. Ltd.	105,940	1,407
	Hioki EE Corp.	35,300	1,406
	Vision Inc.	167,665	1,406
	Osaka Organic Chemical Industry Ltd.	53,400	1,405
	Enplas Corp.	23,853	1,402
*	Nxera Pharma Co. Ltd.	265,800	1,401
	Nippon Ceramic Co. Ltd.	57,400	1,399
	Tokyo Electron Device Ltd.	61,100	1,398
	Toho Titanium Co. Ltd.	116,300	1,398
	Katakura Industries Co. Ltd.	73,192	1,391
	Optorun Co. Ltd.	105,300	1,390
	Futaba Industrial Co. Ltd.	206,300	1,388
	Digital Arts Inc.	38,200	1,387
	Sala Corp.	193,408	1,387
	One REIT Inc.	2,358	1,386
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	49,003	1,380
	Restar Corp.	72,500	1,380
	Sakai Moving Service Co. Ltd.	73,000	1,378
	Kameda Seika Co. Ltd.	54,600	1,377
	Koshidaka Holdings Co. Ltd.	177,908	1,374
	AOKI Holdings Inc.	115,004	1,373
	Nagawa Co. Ltd.	34,300	1,366
	Tokai Corp.	85,200	1,358
	Teikoku Sen-I Co. Ltd.	69,784	1,355
	Nichireki Group Co. Ltd.	86,600	1,350
	Nippon Yakin Kogyo Co. Ltd.	43,479	1,346
	Kumiai Chemical Industry Co. Ltd.	295,550	1,345
	Kamei Corp.	67,300	1,344
	Shinnihon Corp.	103,700	1,339
	Japan Investment Adviser Co. Ltd.	92,700	1,335
	Starzen Co. Ltd.	155,500	1,328
	Shinagawa Refra Co. Ltd.	95,200	1,321
	Arisawa Manufacturing Co. Ltd.	114,200	1,320
	Japan Transcity Corp.	166,992	1,319
	Kyokuyo Co. Ltd.	39,600	1,318
	eGuarantee Inc.	115,900	1,314
	Anest Iwata Corp.	122,600	1,311
	Sato Corp.	87,300	1,310
	Yamae Group Holdings Co. Ltd.	72,400	1,310
	SRA Holdings	36,000	1,309
	Ehime Bank Ltd.	118,500	1,303
	Aida Engineering Ltd.	168,006	1,301
	Iriso Electronics Co. Ltd.	60,100	1,298
	Koa Corp.	128,800	1,298
	Plus Alpha Consulting Co. Ltd.	90,334	1,298
	Nippon Parking Development Co. Ltd.	699,100	1,290
	Raiznext Corp.	79,100	1,290
	Joshin Denki Co. Ltd.	72,526	1,288

		Shares	Market Value ($000)
[1]	Ringer Hut Co. Ltd.	88,100	1,283
	Ki-Star Real Estate Co. Ltd.	31,300	1,280
	Itochu-Shokuhin Co. Ltd.	17,900	1,279
	Matsuyafoods Holdings Co. Ltd.	30,000	1,279
	Weathernews Inc.	48,300	1,273
[1]	Mitsuba Corp.	150,224	1,270
	Roland Corp.	51,200	1,264
*,1	Medley Inc.	81,500	1,259
	Yokorei Co. Ltd.	153,000	1,256
*,1	PKSHA Technology Inc.	61,200	1,250
	Cybozu Inc.	80,500	1,242
	Pack Corp.	147,900	1,240
	United Arrows Ltd.	79,567	1,239
	K&O Energy Group Inc.	45,000	1,235
	Bando Chemical Industries Ltd.	93,900	1,230
	RS Technologies Co. Ltd.	50,000	1,230
	Sankei Real Estate Inc.	1,432	1,230
	Nippon Thompson Co. Ltd.	205,900	1,224
	Santec Holdings Corp.	18,100	1,219
[1]	Tama Home Co. Ltd.	50,400	1,211
	AZ-COM MARUWA Holdings Inc.	188,500	1,210
	Oiles Corp.	76,508	1,204
	Sagami Holdings Corp.	96,396	1,203
	Nippon Kanzai Holdings Co. Ltd.	66,700	1,190
	Mitsubishi Logisnext Co. Ltd.	117,400	1,189
	Nissei ASB Machine Co. Ltd.	29,200	1,187
	Mitsui DM Sugar Co. Ltd.	54,500	1,185
	Nissha Co. Ltd.	145,860	1,179
	m-up Holdings Inc.	220,400	1,178
	S Foods Inc.	59,500	1,172
	Sakai Chemical Industry Co. Ltd.	54,309	1,169
[1]	Toyo Gosei Co. Ltd.	20,400	1,169
	TSI Holdings Co. Ltd.	171,100	1,167
	Starts Proceed Investment Corp.	857	1,165
	Computer Engineering & Consulting Ltd.	81,670	1,164
	Sintokogio Ltd.	157,500	1,161
	Okinawa Electric Power Co. Inc.	163,108	1,158
	Zojirushi Corp.	115,400	1,154
	VT Holdings Co. Ltd.	328,100	1,153
	Tekken Corp.	36,600	1,153
	Pacific Metals Co. Ltd.	60,508	1,141
	Bell System24 Holdings Inc.	122,800	1,139
	JCR Pharmaceuticals Co. Ltd.	272,500	1,137
	Shizuoka Gas Co. Ltd.	142,900	1,131
	Takaoka Toko Co. Ltd.	37,800	1,130
	Tamura Corp.	272,600	1,124
	Oyo Corp.	60,200	1,121
[1]	Nippon Carbon Co. Ltd.	37,400	1,115
	Solasto Corp.	188,000	1,113
	Halows Co. Ltd.	37,700	1,109
	Sekisui Jushi Corp.	82,400	1,109
	Stella Chemifa Corp.	32,100	1,103
	Topy Industries Ltd.	54,279	1,100
	Sodick Co. Ltd.	162,278	1,097
	Kyoei Steel Ltd.	67,912	1,095
	Cresco Ltd.	100,862	1,095
	Goldcrest Co. Ltd.	50,780	1,091
	M&A Capital Partners Co. Ltd.	53,500	1,090
	Yokowo Co. Ltd.	76,537	1,090
	RYODEN Corp.	45,700	1,089
	Yondenko Corp.	100,400	1,088
	Sumitomo Seika Chemicals Co. Ltd.	31,300	1,085
	Tachibana Eletech Co. Ltd.	54,834	1,080
	Tokushu Tokai Paper Co. Ltd.	100,800	1,077
[1]	Shoei Foods Corp.	40,800	1,075
	Shofu Inc.	89,800	1,069
	ES-Con Japan Ltd.	137,700	1,063
	ASKA Pharmaceutical Holdings Co. Ltd.	65,400	1,058
	Shibusawa Logistics Corp.	125,436	1,054
	Vital KSK Holdings Inc.	115,800	1,051

		Shares	Market Value ($000)
	SIGMAXYZ Holdings Inc.	208,000	1,051
	Miyaji Engineering Group Inc.	83,300	1,049
	Chubu Shiryo Co. Ltd.	89,500	1,047
	Mitsubishi Research Institute Inc.	33,200	1,043
	Marudai Food Co. Ltd.	70,118	1,040
	Strike Co. Ltd.	38,014	1,036
	Mirarth Holdings Inc.	405,400	1,035
	Fukuda Corp.	20,500	1,034
	JM Holdings Co. Ltd.	89,000	1,031
*	euglena Co. Ltd.	382,000	1,029
	ASKUL Corp.	116,389	1,028
	Unipres Corp.	115,880	1,025
	Altech Corp.	60,300	1,025
	Digital Garage Inc.	62,700	1,023
	Teikoku Electric Manufacturing Co. Ltd.	51,800	1,021
	Kyokuto Securities Co. Ltd.	90,400	1,011
	Hokuto Corp.	78,624	1,008
	Riso Kagaku Corp.	127,359	1,006
	Belluna Co. Ltd.	159,100	1,002
[1]	DyDo Group Holdings Inc.	62,588	999
	Torishima Pump Manufacturing Co. Ltd.	71,100	994
	Hakuto Co. Ltd.	37,000	993
	BrainPad Inc.	56,857	992
	G-Tekt Corp.	78,000	990
	St. Marc Holdings Co. Ltd.	54,455	990
	Oriental Shiraishi Corp.	371,894	988
	Chofu Seisakusho Co. Ltd.	76,000	984
	Murakami Corp.	23,419	983
	Siix Corp.	119,600	978
	Qol Holdings Co. Ltd.	71,099	976
	GLOBERIDE Inc.	68,400	973
	Geo Holdings Corp.	82,300	970
	Chori Co. Ltd.	37,700	963
	Chuo Spring Co. Ltd.	43,600	963
	Okura Industrial Co. Ltd.	31,200	962
	Mars Group Holdings Corp.	45,500	960
	Health Care & Medical Investment Corp.	1,219	954
	UNISOL Holdings Corp.	64,600	954
	Godo Steel Ltd.	36,800	953
	Tosei REIT Investment Corp.	1,009	953
	Fudo Tetra Corp.	49,020	952
	KPP Group Holdings Co. Ltd.	165,915	948
	Tomoku Co. Ltd.	42,200	946
	Daido Metal Co. Ltd.	142,000	945
	Toyo Kanetsu KK	54,800	944
	Osaka Steel Co. Ltd.	46,300	943
	Samty Residential Investment Corp.	1,277	941
	Asahi Diamond Industrial Co. Ltd.	160,422	939
	Broadleaf Co. Ltd.	219,600	939
	Vector Inc.	97,800	925
	Airman Corp.	74,100	925
	Cawachi Ltd.	46,000	922
	Hoosiers Holdings Co. Ltd.	107,500	922
	Aeon Hokkaido Corp.	152,200	922
[1]	KeePer Technical Laboratory Co. Ltd.	44,436	920
	Seikitokyu Kogyo Co. Ltd.	85,000	918
	Daiwa Industries Ltd.	91,200	917
	Osaki Electric Co. Ltd.	114,100	917
	Pasona Group Inc.	71,100	916
	Takara Bio Inc.	171,600	901
	Fixstars Corp.	91,200	896
[1]	Kanro Inc.	85,600	894
	Warabeya Nichiyo Holdings Co. Ltd.	40,100	893
	Neturen Co. Ltd.	104,400	892
	J-Oil Mills Inc.	67,600	888
	Aichi Corp.	99,900	881
[1]	BRONCO BILLY Co. Ltd.	35,500	879
	Maxvalu Tokai Co. Ltd.	36,300	879
[1]	Kappa Create Co. Ltd.	85,788	875
	Nippon Beet Sugar Manufacturing Co. Ltd.	32,600	874

		Shares	Market Value ($000)
	Daiki Aluminium Industry Co. Ltd.	102,930	873
	Nihon Nohyaku Co. Ltd.	132,300	869
	TDC Soft Inc.	109,299	866
	Koatsu Gas Kogyo Co. Ltd.	118,900	863
	Nagaileben Co. Ltd.	74,700	863
	ESCON Japan REIT Investment Corp.	1,061	858
	Toyo Corp.	74,017	857
	Yondoshi Holdings Inc.	72,700	856
*,1	Remixpoint Inc.	500,302	852
	CMK Corp.	239,900	850
	Transaction Co. Ltd.	110,200	850
	Nichiden Corp.	52,000	849
	Towa Bank Ltd.	112,950	843
	Ichiyoshi Securities Co. Ltd.	108,000	842
	Sumida Corp.	109,609	839
	Chubu Steel Plate Co. Ltd.	58,600	836
	SRE Holdings Corp.	43,496	832
	Kojima Co. Ltd.	102,800	831
[1]	Oisix ra daichi Inc.	89,418	829
	Retail Partners Co. Ltd.	94,600	826
	NEC Capital Solutions Ltd.	31,200	822
	Okabe Co. Ltd.	132,735	819
	Gift Holdings Inc.	34,500	819
	Avex Inc.	105,600	817
	Shinsho Corp.	47,500	817
	Nippon Denko Co. Ltd.	326,990	813
[1]	Key Coffee Inc.	63,393	812
	Wellneo Sugar Co. Ltd.	43,725	809
	Comture Corp.	76,900	808
	Aiphone Co. Ltd.	42,000	807
	Iseki & Co. Ltd.	69,587	805
	Kyodo Printing Co. Ltd.	75,800	802
	Avant Group Corp.	74,500	791
	FIDEA Holdings Co. Ltd.	60,920	790
[1]	Fujio Food Group Inc.	114,087	790
[1]	Giken Ltd.	60,900	788
	en Japan Inc.	84,400	784
	Zenrin Co. Ltd.	115,450	783
[1]	West Holdings Corp.	76,100	783
	Insource Co. Ltd.	166,700	782
[1]	Change Holdings Inc.	114,400	778
	Fujicco Co. Ltd.	74,305	777
	Curves Holdings Co. Ltd.	160,708	775
	Daikyonishikawa Corp.	145,800	773
	Daito Pharmaceutical Co. Ltd.	89,260	771
	Toa Corp. (XTKS)	72,000	769
	Dai Nippon Toryo Co. Ltd.	86,100	767
	Genki Global Dining Concepts Corp.	37,900	762
	J Trust Co. Ltd.	240,300	760
	Obara Group Inc.	31,040	758
[1]	Kosaido Holdings Co. Ltd.	234,800	758
	Kyosan Electric Manufacturing Co. Ltd.	173,900	757
	Sanshin Electronics Co. Ltd.	37,300	757
	Sanyo Electric Railway Co. Ltd.	57,384	752
	Septeni Holdings Co. Ltd.	266,700	752
	Shinwa Co. Ltd.	37,000	749
*	Nippon Chemi-Con Corp.	77,081	748
[1]	Tohokushinsha Film Corp.	181,300	745
[1]	Shin Nippon Biomedical Laboratories Ltd.	71,000	744
	Rheon Automatic Machinery Co. Ltd.	74,515	742
	JP-Holdings Inc.	163,800	741
	JDC Corp.	181,100	739
	Gakken Holdings Co. Ltd.	108,900	738
	Miroku Jyoho Service Co. Ltd.	59,100	738
	GMO Financial Holdings Inc.	126,900	730
	Fukui Computer Holdings Inc.	35,500	727
	Nihon Tokushu Toryo Co. Ltd.	47,900	726
	Istyle Inc.	247,500	726
	Hisaka Works Ltd.	71,600	714
	JSP Corp.	45,100	711

		Shares	Market Value ($000)
	COLOPL Inc.	245,700	709
	Taki Chemical Co. Ltd.	27,800	706
*	RENOVA Inc.	156,900	702
	Software Service Inc.	8,500	702
	Shindengen Electric Manufacturing Co. Ltd.	29,600	701
	PHC Holdings Corp.	99,900	701
	Ines Corp.	57,300	696
	Hodogaya Chemical Co. Ltd.	46,700	690
[1]	Alpen Co. Ltd.	49,200	690
	Nittoku Co. Ltd.	45,500	690
	Cosel Co. Ltd.	91,000	686
	Tokyo Energy & Systems Inc.	57,500	684
	TOC Co. Ltd.	125,846	681
	Mie Kotsu Group Holdings Inc.	189,899	680
	Sparx Group Co. Ltd.	63,720	679
	France Bed Holdings Co. Ltd.	78,100	672
	Shima Seiki Manufacturing Ltd.	102,000	672
	Aizawa Securities Group Co. Ltd.	72,397	665
[1]	Rock Field Co. Ltd.	73,068	659
	G-7 Holdings Inc.	69,600	657
	Feed One Co. Ltd.	90,820	655
	Nippon Rietec Co. Ltd.	45,300	653
	Iwaki Co. Ltd.	37,600	652
	Onoken Co. Ltd.	70,300	648
	Maezawa Kyuso Industries Co. Ltd.	60,200	637
	Kanaden Corp.	46,100	636
	Sinanen Holdings Co. Ltd.	15,400	635
	Hokkan Holdings Ltd.	41,900	633
*	Net Protections Holdings Inc.	203,600	631
	Daikokutenbussan Co. Ltd.	19,100	627
	Softcreate Holdings Corp.	46,278	621
	JSB Co. Ltd.	29,400	616
	Mirai Industry Co. Ltd.	28,428	616
	V Technology Co. Ltd.	30,400	613
	Fujiya Co. Ltd.	37,000	613
	Inui Global Logistics Co. Ltd.	73,108	613
[1]	Ministop Co. Ltd.	46,600	611
	LITALICO Inc.	79,100	609
	FULLCAST Holdings Co. Ltd.	55,246	601
	I'll Inc.	37,400	600
	Nippon Fine Chemical Co. Ltd.	35,400	600
	Quants Research Institute Holdings Inc.	80,373	598
	Chiyoda Co. Ltd.	83,900	596
	Shinko Shoji Co. Ltd.	85,300	595
	Tv Tokyo Holdings Corp.	19,900	589
	Intage Holdings Inc.	53,700	588
	Central Security Patrols Co. Ltd.	31,095	586
	CTS Co. Ltd.	88,042	581
	Komatsu Matere Co. Ltd.	103,000	579
	Fuji Pharma Co. Ltd.	46,800	578
	CAC Holdings Corp.	43,900	569
	Piolax Inc.	50,600	569
	Buffalo Inc.	19,500	568
	GREE Holdings Inc.	216,300	567
	Link & Motivation Inc.	173,500	565
	Kanagawa Chuo Kotsu Co. Ltd.	23,700	563
	Nichiban Co. Ltd.	44,100	560
*	baudroie Inc.	41,615	551
	Sanoh Industrial Co. Ltd.	98,700	545
	Alpha Systems Inc.	22,100	541
	Moriroku Co. Ltd.	34,000	534
	Futaba Corp.	128,432	533
	Xebio Holdings Co. Ltd.	76,508	533
	Komehyo Holdings Co. Ltd.	24,700	533
	EM Systems Co. Ltd.	112,200	528
	Okuwa Co. Ltd.	92,900	523
	Seikagaku Corp.	115,841	523
	Base Co. Ltd.	26,500	522
	Nippon Sharyo Ltd.	21,900	521
	giftee Inc.	63,104	520

		Shares	Market Value ($000)
	grems Inc.	33,100	515
	Nakayama Steel Works Ltd.	125,500	511
	ZIGExN Co. Ltd.	168,700	511
	YAKUODO Holdings Co. Ltd.	39,400	511
	Midac Holdings Co. Ltd.	39,210	508
	Kenko Mayonnaise Co. Ltd.	39,000	506
	Yamashin-Filter Corp.	131,200	505
	Daikoku Denki Co. Ltd.	27,200	500
	Sankyo Seiko Co. Ltd.	98,197	500
	Yukiguni Factory Co. Ltd.	72,600	499
	ST Corp.	50,400	498
	Airport Facilities Co. Ltd.	78,200	497
	Honeys Holdings Co. Ltd.	52,190	497
	Arakawa Chemical Industries Ltd.	58,300	496
	Nafco Co. Ltd.	35,200	496
*	Aeon Fantasy Co. Ltd.	26,500	488
	World Holdings Co. Ltd.	29,400	481
[1]	WATAMI Co. Ltd.	77,500	478
	Akatsuki Inc.	28,600	471
	eRex Co. Ltd.	115,000	469
	Icom Inc.	24,000	464
	Ichikoh Industries Ltd.	137,366	457
	Tayca Corp.	50,632	456
[1]	YA-MAN Ltd.	101,400	456
	Amuse Inc.	34,700	452
*	KNT-CT Holdings Co. Ltd.	39,900	451
	Gecoss Corp.	43,100	442
	LEC Inc.	65,848	438
	Asahi Co. Ltd.	52,500	438
	Amvis Holdings Inc.	139,100	429
	Pronexus Inc.	56,635	424
	FP Partner Inc.	28,800	418
	Studio Alice Co. Ltd.	32,300	416
	Daiho Corp.	81,700	415
*	Nippon Coke & Engineering Co. Ltd.	582,300	414
[1]	Gamecard Holdings Inc	21,200	412
	Nitto Kohki Co. Ltd.	33,100	401
	Yorozu Corp.	60,876	401
*	PIA Corp.	23,100	399
	Kintetsu Department Store Co. Ltd.	33,500	394
	Rokko Butter Co. Ltd.	50,100	385
	Shimojima Co. Ltd.	42,200	378
	Nihon Trim Co. Ltd.	12,100	375
	Cleanup Corp.	66,200	374
	Sumiseki Holdings Inc.	83,500	363
*,1	Japan Display Inc.	2,495,300	361
	Central Sports Co. Ltd.	22,675	357
	Digital Holdings Inc.	27,245	356
	SBI ARUHI Corp.	60,426	347
	Oro Co. Ltd.	25,567	347
	Sankyo Tateyama Inc.	82,800	345
*	Universal Entertainment Corp.	68,462	345
	Management Solutions Co. Ltd.	39,636	334
	Marvelous Inc.	107,000	332
	Tess Holdings Co. Ltd.	138,500	330
	Chiyoda Integre Co. Ltd.	15,400	329
[1]	Inaba Seisakusho Co. Ltd.	31,700	328
	Riso Kyoiku Group Corp.	242,000	323
	Pharma Foods International Co. Ltd.	74,216	323
	Corona Corp.	51,200	315
	Yushin Co.	63,000	310
	WDB Holdings Co. Ltd.	29,412	305
	S-Pool Inc.	180,260	300
	Nisso Holdings Co. Ltd.	66,800	299
[1]	Daisyo Corp.	39,300	290
	Kanamic Network Co. Ltd.	89,200	285
*,1	TerraSky Co. Ltd.	21,010	285
*,1	Sourcenext Corp.	294,200	275
	Shimadaya Corp.	23,000	266
	Advan Group Co. Ltd.	42,600	262

		Shares	Market Value ($000)
	Elan Corp.	59,900	260
	GMO GlobalSign Holdings KK	16,778	245
	FAN Communications Inc.	77,700	243
	Media Do Co. Ltd.	22,621	240
	Airtrip Corp.	49,718	238
	Ebase Co. Ltd.	84,300	238
	Tosho Co. Ltd.	48,000	232
*	Optim Corp.	72,138	232
	Atrae Inc.	51,316	230
	Tsutsumi Jewelry Co. Ltd.	13,100	223
	LIFULL Co. Ltd.	195,200	222
[1]	Kitanotatsujin Corp.	226,800	210
	Artnature Inc.	35,500	190
	MTI Ltd.	35,800	170
	Ohara Inc.	24,388	169
	CHIMNEY Co. Ltd.	20,000	165
*,1	Miyakoshi Holdings Inc.	25,710	138
*,1	Demae-Can Co. Ltd.	118,500	104
*	LIFENET INSURANCE CO.	3,100	40
	IwaiCosmo Holdings Inc.	1,200	27
	Eslead Corp.	300	13
			1,839,441
Kuwait (0.3%)
	National Industries Group Holding SAK	7,070,161	6,077
	Al Ahli Bank of Kuwait KSCP	5,387,199	5,184
	Boursa Kuwait Securities Co. KPSC	389,137	3,992
*	Kuwait Real Estate Co. KSC	3,293,102	3,749
	Commercial Real Estate Co. KSC	5,250,535	3,528
	Kuwait International Bank KSCP	3,788,026	3,355
	Kuwait Telecommunications Co.	1,440,170	3,079
	Humansoft Holding Co. KSC	326,169	2,812
	Gulf Cables & Electrical Industries Group Co. KSCP	402,525	2,626
	Boubyan Petrochemicals Co. KSCP	1,421,971	2,621
	Salhia Real Estate Co. KSCP	1,662,083	2,113
*	Kuwait Projects Co. Holding KSCP	7,133,910	1,774
*	National Real Estate Co. KPSC	4,122,630	959
			41,869
Malaysia (1.0%)
	TIME dotCom Bhd.	5,193,800	7,867
	United Plantations Bhd.	955,150	7,316
	KPJ Healthcare Bhd.	8,699,200	6,113
	Westports Holdings Bhd.	3,776,500	5,855
	Bursa Malaysia Bhd.	2,335,754	5,347
	IGB REIT	6,674,400	4,957
	IOI Properties Group Bhd.	5,914,600	4,784
	Frontken Corp. Bhd.	4,822,450	4,701
	Sime Darby Property Bhd.	12,250,558	4,667
	Inari Amertron Bhd.	11,090,100	4,533
	Sunway REIT	6,878,200	4,512
	Yinson Holdings Bhd.	6,776,240	4,057
	My EG Services Bhd.	19,100,800	3,902
	Axis REIT	6,430,300	3,290
	Pavilion REIT	6,344,400	3,123
	Heineken Malaysia Bhd.	499,349	3,027
*	Tanco Holdings Bhd.	8,029,080	2,772
	SP Setia Bhd. Group	10,612,300	2,648
	Sunway Construction Group Bhd.	1,714,000	2,574
	ViTrox Corp. Bhd.	2,319,200	2,563
	Eco World Development Group Bhd. (XKLS)	4,405,500	2,493
	Malaysian Pacific Industries Bhd.	289,000	2,349
	Carlsberg Brewery Malaysia Bhd. Class B	524,205	2,332
	Scientex Bhd.	2,131,000	2,088
	Gas Malaysia Bhd.	1,688,900	1,978
	Malakoff Corp. Bhd.	9,346,300	1,850
	Mah Sing Group Bhd.	6,230,697	1,819
	Mega First Corp. Bhd.	1,990,500	1,644
	MBSB Bhd.	8,732,100	1,619
	Bank Islam Malaysia Bhd.	2,510,050	1,573
*	Greatech Technology Bhd.	3,415,800	1,527

		Shares	Market Value ($000)
*	Pentamaster Corp. Bhd.	1,810,550	1,493
*	UWC Bhd.	1,365,200	1,420
	CTOS Digital Bhd.	6,148,900	1,404
	Velesto Energy Bhd.	16,707,480	1,289
	VS Industry Bhd.	11,028,185	1,173
	Kossan Rubber Industries Bhd.	4,494,900	1,155
	Bumi Armada Bhd.	12,243,000	950
	Nationgate Holdings Bhd.	3,649,064	921
	Cahya Mata Sarawak Bhd.	2,430,600	887
	Padini Holdings Bhd.	1,721,000	849
	Syarikat Takaful Malaysia Keluarga Bhd.	948,400	835
	UEM Sunrise Bhd.	5,016,600	834
	DRB-Hicom Bhd.	3,026,627	829
	Sports Toto Bhd.	2,365,286	780
*	Berjaya Corp. Bhd. (XKLS)	10,665,528	729
	Hibiscus Petroleum Bhd.	1,803,380	712
	BerMaz Auto Bhd.	3,327,440	699
	Malaysian Resources Corp. Bhd.	7,721,138	687
*	Dagang NeXchange Bhd.	8,551,000	641
*	WCT Holdings Bhd.	4,187,551	627
	British American Tobacco Malaysia Bhd.	400,800	474
*	Supermax Corp. Bhd.	6,138,680	470
	Kelington Group Bhd.	272,200	365
*	D&O Green Technologies Bhd.	1,992,700	315
	Malayan Cement Bhd.	126,300	256
	Farm Fresh Bhd.	253,800	184
	ITMAX SYSTEM Bhd.	73,900	95
			130,953
Mexico (0.3%)
	Fibra MTY SAPI de CV	8,696,500	7,390
[2]	FIBRA Macquarie Mexico	2,925,513	6,083
	Grupo Televisa SAB Series C	8,424,050	5,519
	Bolsa Mexicana de Valores SAB de CV	2,055,766	4,123
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,410,298	3,302
	Genomma Lab Internacional SAB de CV Class B	2,545,280	2,438
*,2	Nemak SAB de CV	10,149,803	1,975
	La Comer SAB de CV	893,229	1,920
*,2	Grupo Traxion SAB de CV	1,561,461	1,255
	Grupo Rotoplas SAB de CV	682,022	460
			34,465
Netherlands (1.2%)
	SBM Offshore NV	478,627	17,192
	Aalberts NV	355,514	13,651
	Allfunds Group plc	1,309,844	12,694
	Arcadis NV	250,554	11,252
	Koninklijke BAM Groep NV	919,101	9,639
[2]	Signify NV	449,800	9,549
*,2	Basic-Fit NV	189,050	7,207
	Van Lanschot Kempen NV	116,804	7,083
	Koninklijke Heijmans NV	86,644	7,060
	APERAM SA	155,520	6,692
*,1	Galapagos NV	180,243	6,098
	TKH Group NV	127,945	5,615
	Fugro NV	394,508	5,452
	Corbion NV	212,766	5,110
	Eurocommercial Properties NV	154,558	4,559
	Havas NV	219,996	4,546
*	Flow Traders Ltd.	121,125	3,941
[1]	Theon International plc	97,747	3,627
	Wereldhave NV	132,343	3,279
[1]	PostNL NV	1,206,408	1,689
*	TomTom NV	207,951	1,562
*	OCI NV	362,200	1,448
	Sligro Food Group NV	82,765	1,115
	NSI NV	46,699	1,025
[1]	Brunel International NV	68,237	606
			151,691

		Shares	Market Value ($000)
New Zealand (0.3%)
	Summerset Group Holdings Ltd.	776,417	5,400
	Freightways Group Ltd.	600,140	5,271
	Precinct Properties Group	6,092,982	4,277
	Goodman Property Trust	3,503,715	4,083
	Kiwi Property Group Ltd.	5,219,693	3,169
	Genesis Energy Ltd.	1,984,141	2,904
	Vector Ltd.	879,787	2,554
	Channel Infrastructure NZ Ltd.	1,435,832	2,518
*	SKYCITY Entertainment Group Ltd.	3,639,873	2,029
	Argosy Property Ltd.	2,803,021	1,971
	Scales Corp. Ltd.	482,331	1,668
	Stride Property Group	1,762,436	1,343
*	Oceania Healthcare Ltd.	2,463,552	1,255
	SKY Network Television Ltd.	406,269	816
	Vital Healthcare Property Trust	34,946	41
			39,299
Norway (1.9%)
	Storebrand ASA	1,486,440	26,012
	Subsea 7 SA	824,708	21,081
	SpareBank 1 Sor-Norge ASA	747,021	15,059
	Frontline plc	524,492	14,930
	Protector Forsikring ASA	221,909	12,021
	TOMRA Systems ASA	854,454	11,335
	Sparebanken Norge	517,794	10,316
	SpareBank 1 SMN	446,347	8,968
	Bakkafrost P/F	182,288	8,806
*	Nordic Semiconductor ASA	622,040	8,354
	TGS ASA	705,173	7,433
	Veidekke ASA	380,050	7,004
	Borregaard ASA	336,600	6,774
	Hafnia Ltd.	975,599	5,980
*,2	Scatec ASA	452,007	5,400
	DOF Group ASA	461,344	5,400
[2]	Europris ASA	560,428	5,149
[2]	BW LPG Ltd.	324,278	5,134
	Leroy Seafood Group ASA	1,021,106	5,032
	DNO ASA	2,908,661	4,941
*	Cadeler A/S	782,380	4,657
	Atea ASA	287,943	4,608
*,2	AutoStore Holdings Ltd.	3,922,050	4,546
	Wallenius Wilhelmsen ASA	375,996	4,369
	Hoegh Autoliners ASA	378,611	4,219
	BLUENORD ASA	82,145	3,840
	Aker Solutions ASA	928,972	3,394
	Austevoll Seafood ASA	309,310	2,973
[2]	Elkem ASA	988,020	2,935
	MPC Container Ships ASA	1,280,892	2,482
	Wilh Wilhelmsen Holding ASA Class A	34,853	2,481
	Stolt-Nielsen Ltd.	78,152	2,452
[2]	Entra ASA	162,059	1,898
	Bonheur ASA	69,447	1,818
	Wilh Wilhelmsen Holding ASA Class B	24,823	1,573
	BW Offshore Ltd.	297,613	1,450
*,1	NEL ASA	6,120,410	1,396
*	Grieg Seafood ASA	150,038	1,162
*	BW Energy Ltd.	223,436	1,077
	Odfjell Drilling Ltd.	40,211	400
	Norwegian Air Shuttle ASA	119,302	201
			249,060
Philippines (0.1%)
	AREIT Inc.	5,215,900	3,838
	RL Commercial REIT Inc.	26,566,400	3,257
	Century Pacific Food Inc.	4,458,700	2,882
	Manila Water Co. Inc.	3,722,600	2,566
	Robinson's Land Corp.	5,965,397	1,838
	Security Bank Corp.	1,410,050	1,557
	DigiPlus Interactive Corp.	5,243,320	1,159
	Wilcon Depot Inc.	5,026,300	571

		Shares	Market Value ($000)
	D&L Industries Inc.	7,018,100	477
*	Cebu Air Inc.	682,580	377
			18,522
Poland (1.3%)
	CD Projekt SA	258,413	18,863
	Asseco Poland SA	243,163	14,808
*	Tauron Polska Energia SA	3,832,421	11,853
*,1	Zabka Group SA	1,912,677	11,627
*	Benefit Systems SA	10,248	11,037
*	Bank Millennium SA	2,216,054	10,720
	Alior Bank SA	326,001	10,641
	Grupa Kety SA	35,866	10,292
	Budimex SA	46,747	9,037
	KRUK SA	64,964	8,932
*	PGE Polska Grupa Energetyczna SA	3,158,434	8,908
	Orange Polska SA	2,373,444	7,674
[2]	XTB SA	277,924	6,624
*,1	CCC SA	189,116	6,251
	Pepco Group NV	741,275	6,058
	Enea SA	924,250	5,707
	Bank Handlowy w Warszawie SA	118,490	3,848
*,1	Cyfrowy Polsat SA	566,310	2,129
	Warsaw Stock Exchange	101,283	2,027
*,1	Jastrzebska Spolka Weglowa SA	193,799	1,611
*	Grupa Azoty SA	172,843	863
			169,510
Portugal (0.2%)
	Sonae SGPS SA	2,863,571	6,009
	REN - Redes Energeticas Nacionais SGPS SA	1,286,642	5,244
	NOS SGPS SA	673,846	3,503
[1]	Navigator Co. SA	788,896	2,986
	CTT-Correios de Portugal SA	286,916	2,309
[1]	Mota-Engil SGPS SA	287,629	1,519
	Semapa-Sociedade de Investimento e Gestao	50,438	1,338
[1]	Altri SGPS SA	241,359	1,238
	Corticeira Amorim SGPS SA	143,002	1,134
			25,280
Qatar (0.1%)
	Doha Bank QPSC	10,642,731	8,073
	Gulf International Services QSC	3,910,035	2,997
	United Development Co. QSC	6,324,207	1,677
	Al Meera Consumer Goods Co. QSC	366,081	1,479
			14,226
Romania (0.0%)
	TTS Transport Trade Services SA	493,865	671
*	Teraplast SA	5,326,197	619
			1,290
Russia (0.0%)
*,3	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
*,3	LSR Group PJSC	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
*,3	Gruppa Kompanii Samolyot PAO	30,568	—
*,3	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,3	Bank St. Petersburg PJSC	642,145	—
*,3	Rosseti Tsentr i Privolzhye PAO	236,900,000	—
*,3	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.6%)
	Electrical Industries Co.	1,988,767	7,240
*	Rasan Information Technology Co.	138,839	5,174
	Al Masane Al Kobra Mining Co.	158,859	4,925
	National Medical Care Co.	79,706	3,362
	National Gas & Industrialization Co.	135,515	3,215
	Saudi Chemical Co. Holding	1,520,746	3,099
*	National Agriculture Development Co.	539,565	2,844

		Shares	Market Value ($000)
	Retal Urban Development Co.	797,047	2,709
	National Co. for Learning & Education	77,498	2,664
	Al Moammar Information Systems Co.	54,153	2,595
	Arriyadh Development Co.	422,353	2,443
*	Saudi Reinsurance Co.	306,658	2,282
	East Pipes Integrated Co. for Industry	56,467	2,271
	United International Transportation Co.	139,812	2,257
	Almoosa Health Co.	48,864	2,104
	Al Hammadi Holding	283,012	2,096
	AlKhorayef Water & Power Technologies Co.	63,116	2,082
	Al Rajhi REIT	948,803	2,032
*	Saudi Automotive Services Co.	125,208	1,710
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	212,254	1,562
	Southern Province Cement Co.	252,596	1,544
	Etihad GO Telecom Co.	61,231	1,534
*	Bawan Co.	110,872	1,440
	Middle East Healthcare Co.	150,081	1,421
*	Jahez International Co.	370,821	1,388
	Saudi Ceramic Co.	177,789	1,317
	Al-Dawaa Medical Services Co.	94,535	1,291
	Yanbu Cement Co.	284,108	1,181
*	Advanced Building Industries Co.	107,864	1,165
*	Perfect Presentation For Commercial Services Co.	517,106	1,069
	Arabian Cement Co.	179,520	1,044
	Eastern Province Cement Co.	155,800	1,018
	Almunajem Foods Co.	67,857	998
	City Cement Co.	247,970	895
*	Middle East Paper Co.	147,747	815
			76,786
Singapore (0.6%)
	Frasers Centrepoint Trust	4,674,507	8,231
	Keppel Infrastructure Trust	15,350,368	6,267
	Golden Agri-Resources Ltd.	22,988,750	5,218
	Parkway Life REIT	1,587,081	5,093
	Sheng Siong Group Ltd.	2,319,400	4,961
	iFAST Corp. Ltd.	585,100	4,852
	ESR-REIT	2,044,308	4,390
	Capitaland India Trust	3,623,410	3,536
	Lendlease Global Commercial REIT	6,291,819	3,157
*	NTT DC REIT	2,775,100	2,831
	UMS Integration Ltd.	2,548,500	2,686
	AIMS APAC REIT	2,207,058	2,608
	First Resources Ltd.	1,538,129	2,587
	CapitaLand China Trust	4,132,099	2,547
	Stoneweg Europe Stapled Trust	1,323,440	2,498
	OUE REIT	8,140,809	2,401
	Starhill Global REIT	5,174,808	2,400
	Raffles Medical Group Ltd.	2,704,684	2,118
	CDL Hospitality Trusts	2,913,542	1,984
[1]	Singapore Post Ltd.	5,826,800	1,809
	Digital Core REIT Management Pte. Ltd.	3,125,900	1,688
	Far East Hospitality Trust	3,449,300	1,655
*,1	AEM Holdings Ltd.	917,700	1,394
[1]	Riverstone Holdings Ltd.	1,926,500	1,159
	Bumitama Agri Ltd.	952,400	1,080
	First REIT	4,852,072	1,072
	Prime US REIT	3,714,832	835
*	Keppel Pacific Oak US REIT	3,087,800	758
[1]	Nanofilm Technologies International Ltd.	1,071,400	481
*	Manulife US REIT	6,296,688	452
*	COSCO Shipping International Singapore Co. Ltd.	4,897,800	450
			83,198
South Africa (1.1%)
	Momentum Group Ltd.	4,547,801	10,590
	Redefine Properties Ltd.	24,343,329	9,339
	AVI Ltd.	1,165,036	7,701
	Vukile Property Fund Ltd.	4,801,265	7,345
	Fortress Real Estate Investments Ltd. Class B	4,246,002	6,212
	Resilient REIT Ltd.	1,073,210	5,348

		Shares	Market Value ($000)
	Truworths International Ltd.	1,362,385	5,057
	DRDGOLD Ltd.	1,570,239	4,903
	Hyprop Investments Ltd.	1,400,595	4,892
	Netcare Ltd.	4,476,713	4,295
[2]	Dis-chem Pharmacies Ltd.	1,909,496	4,291
	Motus Holdings Ltd.	525,883	4,126
*	SPAR Group Ltd.	704,288	3,874
	Telkom SA SOC Ltd.	1,047,559	3,812
	Life Healthcare Group Holdings Ltd.	5,332,060	3,673
	Coronation Fund Managers Ltd.	1,099,063	3,451
	DataTec Ltd.	719,129	3,406
	Omnia Holdings Ltd.	574,658	2,999
	Equites Property Fund Ltd.	2,689,584	2,992
	Thungela Resources Ltd.	479,114	2,939
	We Buy Cars Holdings Ltd.	1,025,489	2,900
*	Pick n Pay Stores Ltd.	1,938,725	2,867
	JSE Ltd.	304,015	2,782
	Attacq Ltd.	2,577,596	2,758
[1]	Boxer Retail Ltd.	573,600	2,608
	Reunert Ltd.	671,115	2,564
	Ninety One Ltd.	718,194	2,465
*	Sappi Ltd.	2,191,603	2,420
	Astral Foods Ltd.	141,801	2,410
*	MAS plc	1,778,550	2,370
	AECI Ltd.	381,190	2,236
	Grindrod Ltd.	2,060,687	2,193
	Sun International Ltd.	666,133	1,781
	Wilson Bayly Holmes-Ovcon Ltd.	128,871	1,381
	Super Group Ltd.	1,224,121	1,314
	Burstone Group Ltd.	2,267,852	1,293
*	KAP Ltd.	9,178,653	1,261
	Afrimat Ltd.	388,245	1,022
			139,870
South Korea (5.3%)
*,1	ABLBio Inc.	148,575	20,274
[1]	Sam Chun Dang Pharm Co. Ltd.	52,898	17,564
[1]	APR Corp.	90,007	16,870
[1]	Peptron Inc.	78,139	16,554
[1]	KIWOOM Securities Co. Ltd.	53,843	16,550
	IsuPetasys Co. Ltd.	198,738	16,051
*,1	Rainbow Robotics	29,409	14,805
*	LEENO Industrial Inc.	180,899	13,171
*,1	LigaChem Biosciences Inc.	93,196	13,058
	JB Financial Group Co. Ltd.	574,168	10,018
*,1	Mezzion Pharma Co. Ltd.	80,300	9,597
*	WONIK IPS Co. Ltd.	106,095	8,346
	HD Construction Equipment Co. Ltd.	108,182	8,144
	PharmaResearch Co. Ltd.	24,760	8,125
*,1	Taihan Cable & Solution Co. Ltd.	394,372	8,004
[1]	DB HiTek Co. Ltd.	107,769	7,863
*,1	Eo Technics Co. Ltd.	30,188	7,788
*	Hanwha Engine	194,169	7,304
*,1	D&D PharmaTech Inc.	103,874	6,821
*,1	KEPCO Engineering & Construction Co. Inc.	67,784	6,155
[1]	Hansol Chemical Co. Ltd.	31,546	6,142
*	Voronoi Inc.	39,117	6,054
*,1	Doosan Robotics Inc.	71,641	5,666
[1]	Poongsan Corp.	61,227	5,583
	Hyundai Elevator Co. Ltd.	83,590	5,462
[1]	Daeduck Electronics Co. Ltd.	121,215	5,267
*,1	ISU Specialty Chemical	70,766	5,197
*,1	ST Pharm Co. Ltd.	46,237	5,132
*,1	JYP Entertainment Corp.	100,690	5,124
	Shinsegae Inc.	22,297	4,940
[1]	HPSP Co. Ltd.	152,257	4,881
	Youngone Corp.	74,368	4,697
*,1	Oscotec Inc.	122,054	4,693
[1]	Soulbrain Co. Ltd.	13,738	4,610
[1]	Caregen Co. Ltd.	52,393	4,564

		Shares	Market Value ($000)
*,1	HD-Hyundai Marine Engine	74,391	4,557
[1]	Sanil Electric Co. Ltd.	44,483	4,513
[1]	Dongjin Semichem Co. Ltd.	116,190	4,472
*,1	Classys Inc.	86,622	4,456
*,1	Silicon2 Co. Ltd.	120,986	4,443
[1]	Koh Young Technology Inc.	190,575	4,429
[1]	Douzone Bizon Co. Ltd.	65,614	4,427
*,1	Cosmax Inc.	30,125	4,226
*,1	Enchem Co. Ltd.	62,675	4,172
[1]	L&C Bio Co. Ltd.	65,230	4,154
[1]	Hana Micron Inc.	158,017	4,090
*,1	Hanall Biopharma Co. Ltd.	112,996	4,033
	Korean Reinsurance Co.	489,135	3,996
[1]	Eugene Technology Co. Ltd.	51,425	3,911
*,1	Hugel Inc.	20,331	3,885
[1]	Iljin Electric Co. Ltd.	84,116	3,881
*,1	ISC Co. Ltd.	37,416	3,872
	OCI Holdings Co. Ltd.	48,037	3,832
*,1	Park Systems Corp.	17,115	3,595
*,1	Doosan Fuel Cell Co. Ltd.	150,024	3,516
[1]	SIMMTECH Co. Ltd.	84,772	3,508
*,1	Woori Technology Inc.	556,697	3,464
[1]	Hyundai Wia Corp.	57,351	3,424
[1]	TechWing Inc.	99,251	3,399
*	BHI Co. Ltd.	67,482	3,335
	S&S Tech Corp.	53,178	3,323
*,1	GemVax & Kael Co. Ltd.	112,175	3,322
*,1	Naturecell Co. Ltd.	189,979	3,313
*,1	Jusung Engineering Co. Ltd.	116,273	3,307
*,1	SM Entertainment Co. Ltd.	40,551	3,253
*,1	DL E&C Co. Ltd.	105,815	3,249
[1]	Shinsung Delta Tech Co. Ltd.	58,695	3,234
*,1	PSK Inc.	72,192	3,050
[1]	Hyundai Department Store Co. Ltd.	46,323	3,010
*,1	Seojin System Co. Ltd.	114,021	3,004
*,1	Chabiotech Co. Ltd.	195,904	2,971
*,1	CosmoAM&T Co. Ltd.	84,431	2,970
	Daou Technology Inc.	79,592	2,929
[1]	D'Alba Global Co. Ltd.	26,280	2,920
*,1	Tokai Carbon Korea Co. Ltd.	17,623	2,882
	Youngone Holdings Co. Ltd.	19,241	2,764
*,1	Lotte Energy Materials Corp.	102,799	2,758
*,1	Han Kuk Carbon Co. Ltd.	117,078	2,740
*,1	Hyosung Corp.	25,924	2,737
	SK REITs Co. Ltd.	704,068	2,721
*,1	Lunit Inc.	95,256	2,658
[1]	Kolmar Korea Co. Ltd.	53,702	2,600
*,1	Daewoo Engineering & Construction Co. Ltd.	734,260	2,522
[1]	Kolon Industries Inc.	65,970	2,507
[1]	Lake Materials Co. Ltd.	135,794	2,504
*,1	CS Wind Corp.	88,338	2,490
	LX International Corp.	93,494	2,482
*,1	Hyundai Bioscience Co. Ltd.	313,354	2,430
[1]	People & Technology Inc.	65,151	2,384
*	Hyosung TNC Corp.	9,099	2,371
[1]	Seah Besteel Holdings Corp.	46,345	2,357
*	Kumho Tire Co. Inc.	539,710	2,253
[1]	YG Entertainment Inc.	43,317	2,242
	Seegene Inc.	112,201	2,220
*,1	Lotte Tour Development Co. Ltd.	125,367	2,182
[1]	TES Co. Ltd.	43,354	2,137
[1]	HK inno N Corp.	54,550	2,127
[1]	Daishin Securities Co. Ltd.	97,908	2,124
*,1	Intellian Technologies Inc.	28,745	2,088
[1]	Daejoo Electronic Materials Co. Ltd.	39,563	2,071
*,1	Paradise Co. Ltd.	163,622	2,010
[1]	Doosan Tesna Inc.	42,943	1,999
[1]	RFHIC Corp.	60,008	1,982
*,1	Il Dong Pharmaceutical Co. Ltd.	75,296	1,980
*	CJ ENM Co. Ltd.	37,364	1,936

		Shares	Market Value ($000)
[1]	Pharmicell Co. Ltd.	199,449	1,935
*	SL Corp.	49,993	1,925
*,1	GI Innovation Inc.	173,116	1,890
	HDC Hyundai Development Co-Engineering & Construction	131,979	1,883
*,1	Daewoong Pharmaceutical Co. Ltd.	16,063	1,881
[1]	ESR Kendall Square REIT Co. Ltd.	612,396	1,878
[1]	NEXTIN Inc.	27,285	1,858
*	Hanwha Investment & Securities Co. Ltd.	418,274	1,853
*,1,3	Fadu Inc.	120,469	1,779
[1]	LOTTE Fine Chemical Co. Ltd.	52,583	1,728
*,1	Creative & Innovative System	188,123	1,727
*	HAESUNG DS Co. Ltd.	38,631	1,714
*,1	LS Materials Ltd.	140,712	1,689
[1]	SK Chemicals Co. Ltd.	36,276	1,686
[1]	Shinhan Alpha REIT Co. Ltd.	417,633	1,686
	LOTTE REIT Co. Ltd.	550,109	1,665
*,1	Wemade Co. Ltd.	73,468	1,659
[1]	Medytox Inc.	17,736	1,650
*,1	Advanced Nano Products Co. Ltd.	34,125	1,626
*,1	SOLUM Co. Ltd.	148,516	1,625
*,1	Synopex Inc.	297,969	1,577
*,1	Harim Holdings Co. Ltd.	157,777	1,571
	Chong Kun Dang Pharmaceutical Corp.	26,238	1,555
	Hankook & Co. Co. Ltd.	80,449	1,506
[1]	LX Semicon Co. Ltd.	39,667	1,504
*,1	SK oceanplant Co. Ltd.	114,036	1,490
*,1	Studio Dragon Corp.	43,340	1,480
*,1	SFA Semicon Co. Ltd.	270,631	1,457
*	HS Hyosung Advanced Materials Corp.	8,713	1,426
	DoubleUGames Co. Ltd.	37,968	1,409
[1]	Ecopro HN Co. Ltd.	48,662	1,395
*,1	Korea Petrochemical Ind Co. Ltd.	12,827	1,392
[1]	Sung Kwang Bend Co. Ltd.	61,139	1,378
*	ENF Technology Co. Ltd.	33,836	1,371
*,1	Ananti Inc.	234,848	1,367
[1]	Cheryong Electric Co. Ltd.	39,395	1,327
	SK Networks Co. Ltd.	340,929	1,323
[1]	Hana Tour Service Inc.	41,145	1,320
	SK Gas Ltd.	8,137	1,313
*,1	KMW Co. Ltd.	100,249	1,312
[1]	NICE Information Service Co. Ltd.	108,573	1,305
[1]	Seobu T&D	105,808	1,291
	Soop Co. Ltd.	25,180	1,288
*	Duk San Neolux Co. Ltd.	46,977	1,270
*	Cafe24 Corp.	48,220	1,266
*,1	Danal Co. Ltd.	199,857	1,266
*	Foosung Co. Ltd.	213,216	1,247
*,1	Sungeel Hitech Co. Ltd.	25,382	1,242
[1]	NHN KCP Corp.	77,924	1,223
	HDC Holdings Co. Ltd.	91,904	1,209
	Lotte Chilsung Beverage Co. Ltd.	12,963	1,200
	SK Discovery Co. Ltd.	29,875	1,199
[1]	Solid Inc.	197,784	1,165
	DongKook Pharmaceutical Co. Ltd.	89,086	1,159
*,1	SHIFT UP Corp.	47,789	1,150
	Korea Electric Terminal Co. Ltd.	21,894	1,135
*	Daewoong Co. Ltd.	68,288	1,135
*	DL Holdings Co. Ltd.	38,962	1,117
	JR Global REIT	687,665	1,112
*,1	Binex Co. Ltd.	98,184	1,107
*	CJ CGV Co. Ltd.	262,730	1,102
*,1	Cosmochemical Co. Ltd.	95,698	1,098
	BH Co. Ltd.	86,431	1,093
	Daesang Corp.	71,994	1,084
[1]	NHN Corp.	48,358	1,082
	Orion Holdings Corp.	74,167	1,074
*,1	Shin Poong Pharmaceutical Co. Ltd.	119,459	1,074
*,1	GS P&L Co. Ltd.	29,994	1,067
[1]	Posco M-Tech Co. Ltd.	75,828	1,039
*,1	HLB Life Science Co. Ltd.	360,182	1,038

		Shares	Market Value ($000)
	SNT Motiv Co. Ltd.	42,511	1,035
*,1	VT Co. Ltd.	72,701	1,035
	SFA Engineering Corp.	44,149	1,031
	Lotte Rental Co. Ltd.	47,975	1,026
[1]	TK Corp.	51,803	1,018
[1]	KC Tech Co. Ltd.	31,082	1,007
	Grand Korea Leisure Co. Ltd.	111,480	994
*	JW Pharmaceutical Corp.	45,996	991
	Dongwon Industries Co. Ltd.	34,379	990
*,1	Innox Advanced Materials Co. Ltd.	43,800	988
	Hancom Inc.	55,063	982
	LX Holdings Corp.	158,408	957
*,1	Hanssem Co. Ltd.	29,382	949
*	Asiana Airlines Inc.	178,419	944
*,1	Ahnlab Inc.	20,371	940
	Dong-A Socio Holdings Co. Ltd.	12,391	934
[1]	Binggrae Co. Ltd.	17,966	931
*,1	Neowiz	43,269	915
*	Sungwoo Hitech Co. Ltd.	163,489	907
*	TKG Huchems Co. Ltd.	64,494	894
	Yuanta Securities Korea Co. Ltd.	277,590	889
	Mcnex Co. Ltd.	41,770	881
*	Green Cross Holdings Corp.	80,435	871
*,1	Seoul Semiconductor Co. Ltd.	160,672	865
	Innocean Worldwide Inc.	65,501	864
	OCI Co. Ltd.	17,650	862
*,1	Young Poong Corp.	19,155	860
*	Eubiologics Co. Ltd.	98,201	851
[1]	Hanil Cement Co. Ltd.	71,224	845
[1]	Hyundai GF Holdings	131,038	842
*	Sebang Global Battery Co. Ltd.	18,878	834
*	Hanwha General Insurance Co. Ltd.	195,820	823
*	Korea Line Corp.	603,920	817
[1]	KH Vatec Co. Ltd.	60,532	803
*	Dentium Co. Ltd.	24,021	801
*	Samyang Biopharmaceuticals Corp.	11,959	794
*,1	MegaStudyEdu Co. Ltd.	24,142	780
*	IS Dongseo Co. Ltd.	47,244	771
	SK Securities Co. Ltd.	1,173,338	770
*,1	Komipharm International Co. Ltd.	155,035	766
*,1	Nexon Games Co. Ltd.	81,501	749
*	Youlchon Chemical Co. Ltd.	39,674	746
*	i-SENS Inc.	65,285	743
*	Bioneer Corp.	77,927	732
*	SD Biosensor Inc.	116,407	727
*,1	Unid Co. Ltd.	13,105	725
	InBody Co. Ltd.	31,939	724
*,1	Com2uSCorp	28,066	717
*,1	TCC Steel	60,466	713
*,1	Shinsung E&G Co. Ltd.	577,743	712
	Hankook Shell Oil Co. Ltd.	2,319	701
	Bukwang Pharmaceutical Co. Ltd.	250,178	697
[1]	BNC Korea Co. Ltd.	202,453	689
*,1	DI Dong Il Corp.	49,086	684
	Humedix Co. Ltd.	22,455	683
	Soulbrain Holdings Co. Ltd.	16,790	683
*,1	Solus Advanced Materials Co. Ltd.	121,233	683
	Lotte Wellfood Co. Ltd.	8,462	682
	Samchully Co. Ltd.	6,775	674
	Hyundai Home Shopping Network Corp.	16,474	662
	Dong-A ST Co. Ltd.	17,256	656
*,1	Chunbo Co. Ltd.	16,147	656
	Eugene Investment & Securities Co. Ltd.	220,811	654
	HL Holdings Corp.	20,630	653
	Dongkuk Steel Mill Co. Ltd.	105,592	646
*	Boryung	100,028	642
	Nexen Tire Corp.	113,929	636
	Huons Global Co. Ltd.	17,852	629
*,1	Daea TI Co. Ltd.	214,869	628
	Myoung Shin Industrial Co. Ltd.	98,185	625

		Shares	Market Value ($000)
	Partron Co. Ltd.	122,918	612
*	Tongyang Life Insurance Co. Ltd.	126,495	604
	Hyundai Green Food	56,916	604
*,1	UniTest Inc.	59,030	588
	Handsome Co. Ltd.	45,177	582
*	Samwha Capacitor Co. Ltd.	26,457	579
*	GC Cell Corp.	30,657	571
[1]	E1 Corp.	9,246	570
*,1	CMG Pharmaceutical Co. Ltd.	402,202	563
*,1	GOLFZON Co. Ltd.	13,318	561
*,1	HLB Therapeutics Co. Ltd.	269,807	556
*,1	PI Advanced Materials Co. Ltd.	49,478	556
*,1	Joongang Advanced Materials Co. Ltd.	292,587	553
*	Webzen Inc.	45,433	545
[1]	INTOPS Co. Ltd.	35,247	541
*	Vaxcell-Bio Therapeutics Co. Ltd.	74,756	541
*	Advanced Process Systems Corp.	36,349	540
	KCC Glass Corp.	28,111	525
*,1	Taekwang Industrial Co. Ltd.	864	522
*,1	Genexine Inc.	144,840	506
*	Samyang Holdings Corp.	11,252	474
*	KISWIRE Ltd.	31,374	471
*	Vieworks Co. Ltd.	23,901	469
	Hansae Co. Ltd.	48,344	469
	LF Corp.	34,959	466
	LX Hausys Ltd.	22,670	456
*,1	W Scope Chungju Plant Co. Ltd.	67,767	449
	Huons Co. Ltd.	23,322	445
	NICE Holdings Co. Ltd.	44,489	430
*,1	Jeju Air Co. Ltd.	113,558	426
*	Yungjin Pharmaceutical Co. Ltd.	319,692	424
	Kwang Dong Pharmaceutical Co. Ltd.	100,959	423
*,1	Modetour Network Inc.	53,698	420
*	HYUNDAI Corp.	26,592	417
*,3	Ilyang Pharmaceutical Co. Ltd.	44,081	395
*	Korea United Pharm Inc.	29,511	390
	Zinus Inc.	43,857	382
*	Hanjin Logistics Corp.	27,442	378
	Hansol Paper Co. Ltd.	64,193	375
*	Samyang Corp.	11,268	372
*,1	GeneOne Life Science Inc.	272,816	362
*	DIO Corp.	30,279	333
	iMarketKorea Inc.	61,010	330
*,3	NKMax Co. Ltd.	49,027	327
	Songwon Industrial Co. Ltd.	49,035	309
*,1	Dawonsys Co. Ltd.	124,651	284
*,1	Humasis Co. Ltd.	332,643	230
*	HS Industries Co. Ltd.	98,943	229
*	Namyang Dairy Products Co. Ltd.	6,487	215
*,3	Hyosung Chemical Corp.	7,851	212
*,1	Amicogen Inc.	184,962	211
			705,824
Spain (1.5%)
[1]	Indra Sistemas SA	319,522	20,652
[2]	Unicaja Banco SA	4,108,847	14,080
	Enagas SA	796,490	13,113
	Acerinox SA	861,850	12,802
	Viscofan SA	164,122	11,014
	Fluidra SA	367,625	10,694
	Puig Brands SA Class B	533,642	10,611
	Colonial SFL Socimi SA	1,387,286	8,581
	Vidrala SA (XMAD)	81,885	8,555
	Sacyr SA (XMAD)	1,725,860	8,121
	Logista Integral SA	214,758	7,834
	CIE Automotive SA	209,132	7,124
*	Tecnicas Reunidas SA	158,792	6,013
	Laboratorios Farmaceuticos Rovi SA	61,266	5,231
*	Solaria Energia y Medio Ambiente SA	235,540	5,195
[2]	Neinor Homes SA	201,759	4,807

		Shares	Market Value ($000)
	Elecnor SA	133,687	4,261
*	Pharma Mar SA	44,959	4,206
	Construcciones y Auxiliar de Ferrocarriles SA	62,298	4,153
	Almirall SA	274,070	4,103
	Ebro Foods SA	179,002	3,901
	Melia Hotels International SA	408,338	3,643
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,561,971	3,573
*	Grenergy Renovables SA	29,364	3,352
*	HBX Group International plc	286,918	2,667
*	Distribuidora Internacional de Alimentacion SA	47,026	2,182
	Atresmedia Corp. de Medios de Comunicacion SA	325,059	2,023
*	Cirsa Enterprises SA	110,735	1,910
[2]	Gestamp Automocion SA	501,111	1,797
[2]	Global Dominion Access SA	315,629	1,304
	Prosegur Cia de Seguridad SA	351,257	1,169
*,1	Ence Energia y Celulosa SA	382,252	1,007
[2]	Prosegur Cash SA	958,983	729
*	Sacyr SA	21,573	101
			200,508
Sweden (3.5%)
	Nordnet AB publ	726,379	23,501
	Avanza Bank Holding AB	477,565	18,607
	Lagercrantz Group AB Class B	685,162	15,012
	Mycronic AB	549,930	12,658
	Sectra AB Class B	472,463	11,681
*	Camurus AB	139,341	10,460
	Loomis AB	246,921	10,246
	Wihlborgs Fastigheter AB	988,076	10,209
[2]	Munters Group AB	477,897	9,435
[2]	Thule Group AB	392,778	9,410
	Pandox AB	387,737	8,366
	Elekta AB Class B	1,264,695	8,130
	Catena AB	153,974	7,993
	Hexpol AB	945,903	7,742
	NCC AB Class B	286,892	7,346
[2]	Bravida Holding AB	739,803	7,289
*	Kinnevik AB Class B	883,059	7,247
*,2	Sinch AB	2,322,860	6,960
*	Asker Healthcare Group AB	807,754	6,808
*	Asmodee Group AB Class B	558,622	6,703
	Billerud Aktiebolag	794,265	6,423
*	Electrolux AB Class B	787,866	6,364
	Fabege AB	687,783	6,353
	Storskogen Group AB Class B	5,127,472	6,225
	AddLife AB Class B	406,270	6,224
	Alleima AB	710,743	6,212
	Husqvarna AB Class B	1,211,951	6,191
	Granges AB	367,566	6,168
	Peab AB Class B	582,316	5,820
	Electrolux Professional AB Class B	828,552	5,709
	AFRY AB	356,380	5,655
	Wallenstam AB Class B	1,204,591	5,486
[2]	Scandic Hotels Group AB	543,514	5,431
*,1,2	BioArctic AB	150,894	5,419
	Bufab AB	484,678	5,365
*	HMS Networks AB	117,205	5,283
	Lindab International AB	248,479	5,224
	Hufvudstaden AB Class A	368,080	5,086
[2]	Dometic Group AB	1,166,147	5,019
	Cibus Nordic Real Estate AB publ	283,140	4,908
	Bure Equity AB	194,209	4,795
	Hemnet Group AB	292,276	4,661
	Nyfosa AB	583,138	4,636
[2]	Attendo AB	460,346	4,595
	Nolato AB Class B	697,855	4,561
	Betsson AB Class B	387,418	4,549
	Clas Ohlson AB Class B	131,589	4,506
	Addnode Group AB	459,289	4,414
	AQ Group AB	197,805	4,354

		Shares	Market Value ($000)
	Medicover AB Class B	188,231	4,284
*	Modern Times Group MTG AB Class B	361,155	4,216
*,2	BoneSupport Holding AB	193,589	4,020
	INVISIO AB	130,953	3,832
	Bilia AB Class A	255,767	3,624
	Vitrolife AB	275,583	3,592
	Systemair AB	354,836	3,454
	NP3 Fastigheter AB	115,453	3,426
	JM AB	218,852	3,368
	Vitec Software Group AB Class B	119,681	3,361
*	NCAB Group AB	634,144	3,297
	Cloetta AB Class B	651,474	3,187
	Atrium Ljungberg AB Class B	835,926	3,166
	MIPS AB	96,970	3,018
	Ratos AB Class B	691,455	2,955
*	Embracer Group AB	524,513	2,873
	SkiStar AB	144,500	2,720
	Dios Fastigheter AB	368,923	2,672
*	Sdiptech AB Class B	126,907	2,431
*,1	Samhallsbyggnadsbolaget i Norden AB	4,249,564	2,340
	Troax Group AB	138,658	2,262
*,1	Xvivo Perfusion AB	88,910	2,247
	Instalco AB	777,530	2,218
	Arjo AB Class B	731,285	2,192
*,1	Vimian Group AB	724,095	2,171
*,2	Boozt AB	212,245	2,155
	Platzer Fastigheter Holding AB Class B	232,443	1,936
*,1	Hexatronic Group AB	656,463	1,727
	Intea Fastigheter AB	232,498	1,709
*,1	Roko AB	9,513	1,702
	Truecaller AB Class B	978,190	1,694
*,1	Better Collective A/S	126,176	1,505
*	Norion Bank AB	196,800	1,499
	Corem Property Group AB Class B	2,936,942	1,360
	Fagerhult Group AB	320,799	1,352
	Investment AB Oresund	95,077	1,280
*	Hacksaw AB	181,199	1,154
	Volati AB	94,560	1,011
	NCC AB Class A	33,906	875
	MEKO AB	107,395	854
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	511,106	623
*,3	Ow Bunker A/S	24,023	—
			460,801
Switzerland (3.1%)
	Accelleron Industries AG	343,509	32,904
[2]	Galenica AG	182,299	22,787
	Siegfried Holding AG (Registered)	146,448	18,008
	Allreal Holding AG (Registered)	53,958	15,783
	EFG International AG	539,036	13,775
	Cembra Money Bank AG	107,661	13,763
	Mobimo Holding AG (Registered)	27,318	13,757
	Sulzer AG (Registered)	63,245	13,627
	Valiant Holding AG (Registered)	57,692	11,581
	Bucher Industries AG (Registered)	24,172	11,213
	Huber & Suhner AG (Registered)	52,654	10,650
	Comet Holding AG (Registered)	26,887	10,410
	Inficon Holding AG (Registered)	62,127	9,832
	Luzerner Kantonalbank AG	69,822	8,895
	SFS Group AG	60,211	8,840
	Sunrise Communications AG Class A	153,407	8,707
	Vontobel Holding AG (Registered)	97,976	8,444
	dormakaba Holding AG	110,355	8,299
	Tecan Group AG (Registered)	46,651	8,219
	St. Galler Kantonalbank AG (Registered)	10,185	7,828
	Burckhardt Compression Holding AG	11,275	7,795
	Kardex Holding AG (Registered)	21,834	7,675
	Clariant AG (Registered)	758,686	7,020
	Landis & Gyr Group AG	94,341	6,627
	Softwareone Holding AG (XSWX)	611,624	6,294

		Shares	Market Value ($000)
*	Aryzta AG	85,235	6,042
	Interroll Holding AG (Registered)	2,450	5,900
	Daetwyler Holding AG Class BR	27,431	5,606
	Ypsomed Holding AG (Registered)	14,032	5,553
	ALSO Holding AG (Registered)	20,791	5,358
*	Dottikon Es Holding AG	10,868	5,237
	Stadler Rail AG	200,725	5,143
	Implenia AG (Registered)	52,662	5,043
	Burkhalter Holding AG	26,944	4,897
[2]	Medacta Group SA	22,159	4,741
	COSMO Pharmaceuticals NV	31,429	4,713
*,2	Montana Aerospace AG	108,102	4,666
	Intershop Holding AG	19,812	4,293
	Forbo Holding AG (Registered)	3,463	4,090
	Bossard Holding AG (Registered) Class A	20,253	3,980
*	ams-OSRAM AG	363,100	3,778
	SKAN Group AG	45,387	3,431
	Zehnder Group AG	32,039	3,412
*	Basilea Pharmaceutica Ag Allschwil (Registered)	44,671	3,129
	OC Oerlikon Corp. AG Pfaffikon (Registered)	655,687	3,007
*,2	Sensirion Holding AG	33,632	2,513
	Bell Food Group AG (Registered)	6,626	1,901
	Cie Financiere Tradition SA Class BR	4,976	1,896
	Bystronic AG	5,372	1,875
*,1,2	Medartis Holding AG	16,015	1,871
*,2	PolyPeptide Group AG	47,748	1,688
	TX Group AG	7,323	1,577
	Autoneum Holding AG	8,672	1,418
	Vetropack Holding AG (Registered)	46,543	1,358
[2]	Medmix AG	88,121	1,303
	VP Bank AG Class A	11,894	1,298
	APG SGA SA	4,561	1,245
*,1	Komax Holding AG (Registered)	11,918	1,033
	Arbonia AG	149,774	979
	Schweiter Technologies AG	2,893	942
*,1	u-blox Holding AG (XSWX)	5,065	885
*,1	BAJAJ Mobility AG	30,369	617
*	LEM Holding SA (Registered)	1,593	582
	Jungfraubahn Holding AG	238	94
			409,827
Taiwan (7.5%)
[1]	Phison Electronics Corp.	616,229	45,700
	MPI Corp.	300,000	23,709
	Compeq Manufacturing Co. Ltd.	3,623,471	19,320
	Tripod Technology Corp.	1,631,327	19,226
*	Macronix International Co. Ltd.	6,434,386	18,511
	United Integrated Services Co. Ltd.	597,200	17,030
[1]	Taiwan Union Technology Corp.	913,000	14,441
[1]	ADATA Technology Co. Ltd.	1,043,494	11,810
[1]	WinWay Technology Co. Ltd.	91,459	11,243
	L&K Engineering Co. Ltd.	588,475	10,626
[1]	EZconn Corp.	181,511	10,113
	Taichung Commercial Bank Co. Ltd.	13,902,881	8,828
	LandMark Optoelectronics Corp.	272,600	8,540
	TA Chen Stainless Pipe	6,844,106	8,496
	Fositek Corp.	190,000	8,453
[1]	Kinsus Interconnect Technology Corp.	1,030,282	8,183
[1]	Mitac Holdings Corp.	3,238,378	8,054
	Ardentec Corp.	1,569,851	7,907
[1]	Makalot Industrial Co. Ltd.	800,930	7,743
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,445,625	7,726
[1]	WNC Corp.	1,291,066	7,529
	Chunghwa Precision Test Tech Co. Ltd.	72,000	7,508
[1]	Acter Group Corp. Ltd.	369,962	7,363
[1]	Innodisk Corp.	289,554	7,249
[1]	Universal Microwave Technology Inc.	203,000	7,020
[1]	Advanced Echem Materials Co. Ltd.	254,846	6,932
	Simplo Technology Co. Ltd.	610,631	6,716
[1]	AURAS Technology Co. Ltd.	232,000	6,638

		Shares	Market Value ($000)
	Sigurd Microelectronics Corp.	1,590,822	6,522
	Kaori Heat Treatment Co. Ltd.	278,210	6,463
[1]	Co-Tech Development Corp.	776,000	6,444
	Radiant Opto-Electronics Corp.	1,663,675	6,428
	Topco Scientific Co. Ltd.	622,643	6,322
	Chenbro Micom Co. Ltd.	213,000	6,078
[1]	Sinbon Electronics Co. Ltd.	819,066	6,068
	Highwealth Construction Corp.	5,031,776	5,928
	Lotus Pharmaceutical Co. Ltd.	493,000	5,642
	Elite Semiconductor Microelectronics Technology Inc.	906,000	5,504
	Dynapack International Technology Corp.	505,299	5,363
	IBF Financial Holdings Co. Ltd.	9,844,596	5,213
	Getac Holdings Corp.	1,446,000	5,159
	Lien Hwa Industrial Holdings Corp.	3,518,804	5,143
	AP Memory Technology Corp.	379,154	5,106
*,1	Fulltech Fiber Glass Corp.	1,663,511	4,817
[1]	Supreme Electronics Co. Ltd.	1,801,008	4,785
[1]	Tong Yang Industry Co. Ltd.	1,351,919	4,686
	Kinik Co.	366,000	4,668
[1]	Bora Pharmaceuticals Co. Ltd.	235,310	4,500
[1]	Faraday Technology Corp.	828,470	4,341
[1]	Dynamic Holding Co. Ltd.	920,705	4,120
	Primax Electronics Ltd.	1,628,000	4,061
[1]	LuxNet Corp.	406,000	4,033
	Yankey Engineering Co. Ltd.	214,580	4,022
[1]	Shin Zu Shing Co. Ltd.	603,995	3,990
[1]	Asia Optical Co. Inc.	776,000	3,982
[1]	Grand Process Technology Corp.	75,773	3,971
	ChipMOS Technologies Inc.	2,101,494	3,955
	Tung Ho Steel Enterprise Corp.	1,728,350	3,803
[1]	Elite Advanced Laser Corp.	480,607	3,792
[1]	AcBel Polytech Inc.	2,408,325	3,762
	Chipbond Technology Corp.	2,158,852	3,746
[1]	Elan Microelectronics Corp.	1,004,545	3,714
[1]	Unitech Printed Circuit Board Corp.	2,266,793	3,699
[1]	Ruentex Industries Ltd.	2,296,349	3,674
	Taiwan Hon Chuan Enterprise Co. Ltd.	954,269	3,624
	Great Wall Enterprise Co. Ltd.	2,237,686	3,616
[1]	Solar Applied Materials Technology Corp.	1,778,691	3,588
[1]	Visual Photonics Epitaxy Co. Ltd.	669,455	3,541
	Sunonwealth Electric Machine Industry Co. Ltd.	771,000	3,468
[1]	Global Brands Manufacture Ltd.	1,017,100	3,467
*,1	FOCI Fiber Optic Communications Inc.	264,000	3,462
[1]	Kinpo Electronics	4,098,196	3,408
	Qisda Corp.	4,272,200	3,391
[1]	Sanyang Motor Co. Ltd.	1,760,037	3,341
	Wisdom Marine Lines Co. Ltd.	1,484,241	3,322
[1]	Ta Ya Electric Wire & Cable	2,520,842	3,316
[1]	VisEra Technologies Co. Ltd.	370,000	3,306
*,1	Starlux Airlines Co. Ltd.	4,520,823	3,297
[1]	Cleanaway Co. Ltd.	2,810,000	3,283
	Goldsun Building Materials Co. Ltd. Class C	2,916,402	3,262
[1]	Huaku Development Co. Ltd.	966,685	3,257
[1]	All Ring Tech Co. Ltd.	267,000	3,214
	Feng Hsin Steel Co. Ltd.	1,552,000	3,188
*,1	China Petrochemical Development Corp.	12,467,620	3,157
	Pan Jit International Inc.	1,087,000	3,097
[1]	Pixart Imaging Inc.	488,920	3,085
[1]	Jinan Acetate Chemical Co. Ltd.	1,987,360	3,080
[1]	Test Research Inc.	541,371	3,074
	Fusheng Precision Co. Ltd.	358,000	3,047
	Arcadyan Technology Corp.	534,737	3,037
	YFY Inc.	3,820,000	3,034
[1]	Wiselink Co. Ltd.	484,739	3,024
[1]	Allis Electric Co. Ltd.	769,915	3,008
	Ennoconn Corp.	334,432	2,990
	President Securities Corp.	3,215,078	2,985
	Taiwan Speciality Chemicals Corp.	287,000	2,903
	Charoen Pokphand Enterprise	615,400	2,901
[1]	Greatek Electronics Inc.	1,020,000	2,895

		Shares	Market Value ($000)
	Tong Hsing Electronic Industries Ltd.	639,968	2,835
[1]	Phoenix Silicon International Corp.	533,286	2,834
[1]	XinTec Inc.	534,000	2,825
[1]	I-Chiun Precision Industry Co. Ltd.	691,247	2,787
[1]	Gudeng Precision Industrial Co. Ltd.	218,399	2,780
[1]	Center Laboratories Inc.	2,174,960	2,772
*	Mercuries Life Insurance Co. Ltd.	11,136,657	2,766
[1]	Orient Semiconductor Electronics Ltd.	1,511,197	2,756
	Shinkong Insurance Co. Ltd.	771,000	2,751
	Poya International Co. Ltd.	218,250	2,745
[1]	ITEQ Corp.	813,870	2,728
[1]	Foxsemicon Integrated Technology Inc.	305,400	2,713
	Taiwan Surface Mounting Technology Corp.	910,530	2,656
[1]	Merry Electronics Co. Ltd.	842,528	2,653
	Hannstar Board Corp.	849,642	2,618
[1]	Century Iron & Steel Industrial Co. Ltd.	601,000	2,581
[1]	Marketech International Corp.	286,000	2,543
	TXC Corp.	925,877	2,533
[1]	Sercomm Corp.	921,000	2,489
[1]	First Hi-Tec Enterprise Co. Ltd.	265,000	2,483
[1]	Silicon Integrated Systems Corp.	1,485,130	2,480
[1]	Sitronix Technology Corp.	400,282	2,469
	C Sun Manufacturing Ltd.	329,220	2,461
[1]	Coretronic Corp.	884,000	2,448
	Wah Lee Industrial Corp.	615,500	2,412
[1]	Ability Enterprise Co. Ltd.	895,968	2,397
	Ennostar Inc.	2,162,500	2,397
	Taiwan Acceptance Corp.	959,757	2,369
*,1	Wafer Works Corp.	1,984,125	2,319
[1]	CTCI Corp.	2,355,085	2,307
[1]	Pan-International Industrial Corp.	1,390,595	2,264
*,1	TSEC Corp.	1,832,646	2,248
[1]	Quanta Storage Inc.	670,000	2,245
[1]	Nichidenbo Corp.	763,000	2,234
	Taiwan Cogeneration Corp.	1,610,152	2,207
*,1	BES Engineering Corp.	5,085,720	2,206
	ITE Technology Inc.	579,418	2,199
	Everlight Electronics Co. Ltd.	1,233,725	2,173
	Systex Corp.	571,000	2,096
[1]	Evergreen Aviation Technologies Corp.	411,000	2,093
[1]	Machvision Inc.	140,972	2,092
*,1	Etron Technology Inc.	1,069,875	2,057
	EVERGREEN Steel Corp.	631,000	2,051
*,1	FLEXium Interconnect Inc.	1,076,140	2,026
[1]	Farglory Land Development Co. Ltd.	960,854	2,025
	Merida Industry Co. Ltd.	754,055	2,017
	Global Mixed Mode Technology Inc.	262,199	2,009
	TTY Biopharm Co. Ltd.	728,987	1,973
*,1	Chung Hung Steel Corp.	3,138,000	1,969
[1]	Nan Pao Resins Chemical Co. Ltd.	199,000	1,955
	Union Bank Of Taiwan	3,273,080	1,940
	Shinkong Synthetic Fibers Corp.	4,004,416	1,894
*,1	HannStar Display Corp.	7,180,810	1,890
[1]	Airoha Technology Corp.	136,000	1,871
*	CSBC Corp. Taiwan	2,697,187	1,869
[1]	Shiny Chemical Industrial Co. Ltd.	404,700	1,832
	Far Eastern Department Stores Ltd.	2,612,043	1,823
*	Lumosa Therapeutics Co. Ltd.	325,234	1,818
	Taiflex Scientific Co. Ltd.	654,038	1,807
[1]	Scientech Corp.	174,000	1,788
[1]	Chang Wah Technology Co. Ltd.	977,000	1,787
*	United Renewable Energy Co. Ltd.	5,034,129	1,784
[1]	Chang Wah Electromaterials Inc.	1,212,000	1,767
	Gloria Material Technology Corp.	1,632,023	1,766
	Wowprime Corp.	260,223	1,757
	Sakura Development Co. Ltd.	1,170,110	1,752
[1]	Advanced Wireless Semiconductor Co.	492,192	1,740
*,1	Episil Technologies Inc.	907,101	1,715
	Sinon Corp.	1,177,000	1,696
[1]	Nan Kang Rubber Tire Co. Ltd.	1,490,027	1,683

		Shares	Market Value ($000)
	Tainan Spinning Co. Ltd.	3,874,674	1,671
[1]	Solomon Technology Corp.	401,776	1,671
[1]	Chenming Electronic Technology Corp.	464,784	1,653
	Raydium Semiconductor Corp.	221,000	1,621
[1]	Hota Industrial Manufacturing Co. Ltd.	830,317	1,617
	Depo Auto Parts Ind Co. Ltd.	333,313	1,593
	Grape King Bio Ltd.	412,000	1,584
[1]	Anpec Electronics Corp.	192,000	1,579
[1]	Fitipower Integrated Technology Inc.	339,246	1,575
[1]	Chin-Poon Industrial Co. Ltd.	1,298,072	1,567
[1]	WUS Printed Circuit Co. Ltd.	507,555	1,567
	Holy Stone Enterprise Co. Ltd.	472,007	1,554
	Cheng Loong Corp.	2,753,920	1,548
[1]	Taiwan Semiconductor Co. Ltd.	770,000	1,548
	Chong Hong Construction Co. Ltd.	629,493	1,545
[1]	Fulgent Sun International Holding Co. Ltd.	514,294	1,536
	Stark Technology Inc.	349,000	1,529
	TCI Co. Ltd.	313,067	1,516
[1]	Via Technologies Inc.	926,000	1,516
[1]	Kenmec Mechanical Engineering Co. Ltd.	690,000	1,515
	Evergreen International Storage & Transport Corp.	842,751	1,507
	Synmosa Biopharma Corp.	1,465,669	1,507
	Sporton International Inc.	270,666	1,499
[1]	Zero One Technology Co. Ltd.	417,656	1,473
[1]	Weikeng Industrial Co. Ltd.	1,505,000	1,466
*,1	Intelligo Technology Inc.	116,000	1,465
[1]	Cheng Uei Precision Industry Co. Ltd.	1,190,000	1,463
	Taiwan Paiho Ltd.	915,183	1,449
*,1	Grand Pacific Petrochemical	3,378,843	1,447
[1]	Clevo Co.	1,202,043	1,417
[1]	SDI Corp.	504,000	1,405
[1]	Lai Yih Footwear Co. Ltd.	197,000	1,405
	Formosa Taffeta Co. Ltd.	2,667,000	1,403
	Ichia Technologies Inc.	842,000	1,401
	Ton Yi Industrial Corp.	2,468,000	1,399
	Cathay Real Estate Development Co. Ltd.	1,993,000	1,395
[1]	Nuvoton Technology Corp.	708,000	1,392
[1]	G Shank Enterprise Co. Ltd.	524,665	1,382
	Run Long Construction Co. Ltd.	1,384,200	1,379
	UPI Semiconductor Corp.	215,000	1,376
	M31 Technology Corp.	92,090	1,363
*,1	Yieh Phui Enterprise Co. Ltd.	2,739,670	1,353
	TPK Holding Co. Ltd.	1,100,000	1,350
	Gemtek Technology Corp.	1,495,115	1,349
	O-Bank Co. Ltd.	4,653,000	1,349
	Universal Cement Corp.	1,433,000	1,345
[1]	Johnson Health Tech Co. Ltd.	287,283	1,341
	Pegavision Corp.	145,514	1,337
	Kenda Rubber Industrial Co. Ltd.	2,107,324	1,321
	Formosa International Hotels Corp.	219,841	1,309
[1]	Channel Well Technology Co. Ltd.	655,708	1,301
	Hotai Finance Co. Ltd.	675,370	1,298
[1]	Chicony Power Technology Co. Ltd.	505,000	1,296
[1]	Kuo Toong International Co. Ltd.	775,662	1,266
	Lian HWA Food Corp.	423,100	1,260
*,1	EirGenix Inc.	638,855	1,259
[1]	Altek Corp.	1,013,423	1,254
	Taiwan Sakura Corp.	474,000	1,253
	China Bills Finance Corp.	2,422,000	1,251
[1]	JPC connectivity Inc.	280,100	1,249
	Standard Foods Corp.	1,356,708	1,248
[1]	Thinking Electronic Industrial Co. Ltd.	236,000	1,242
[1]	China Steel Chemical Corp.	526,853	1,239
[1]	FocalTech Systems Co. Ltd.	730,258	1,236
[1]	Kindom Development Co. Ltd.	1,260,290	1,235
*,1	TaiMed Biologics Inc.	683,122	1,228
	AmTRAN Technology Co. Ltd.	1,898,972	1,221
	Brighton-Best International Taiwan Inc.	1,113,000	1,216
[1]	Allied Supreme Corp.	157,000	1,198
	CMC Magnetics Corp.	3,455,758	1,176

		Shares	Market Value ($000)
[1]	Promate Electronic Co. Ltd.	842,621	1,169
[1]	Materials Analysis Technology Inc.	181,356	1,166
[1]	RichWave Technology Corp.	308,569	1,159
	Hu Lane Associate Inc.	312,581	1,155
*,1	Sunplus Technology Co. Ltd.	1,658,000	1,153
	Topkey Corp.	229,000	1,151
	YungShin Global Holding Corp.	649,697	1,149
*,1	Andes Technology Corp.	147,000	1,108
[1]	ASROCK Inc.	163,000	1,108
*,1	Medigen Vaccine Biologics Corp.	909,544	1,088
[1]	Zyxel Group Corp.	937,250	1,078
	Chun Yuan Steel Industry Co. Ltd.	1,555,000	1,065
*	Polaris Group	1,071,817	1,056
[1]	Weltrend Semiconductor	639,753	1,054
*	International CSRC Investment Holdings Co.	2,772,997	1,046
[1]	CyberPower Systems Inc.	180,000	1,034
[1]	Delpha Construction Co. Ltd.	1,240,000	1,033
[1]	Flytech Technology Co. Ltd.	352,845	1,024
*	Ritek Corp.	2,381,048	1,024
[1]	Ability Opto-Electronics Technology Co. Ltd.	294,754	1,024
*	General Interface Solution GIS Holding Ltd.	825,000	1,015
*,1	Phihong Technology Co. Ltd.	1,103,520	1,009
[1]	HD Renewable Energy Co. Ltd.	269,947	1,005
[1]	Posiflex Technology Inc.	177,822	1,003
	Sincere Navigation Corp.	1,077,970	995
	Taiwan PCB Techvest Co. Ltd.	883,102	989
[1]	Swancor Holding Co. Ltd.	268,000	985
*,1	Taiwan-Asia Semiconductor Corp.	1,213,406	980
*	Holtek Semiconductor Inc.	658,279	974
*,1	Gigastorage Corp.	1,097,742	966
[1]	Genesys Logic Inc.	305,000	966
	Hsin Kuang Steel Co. Ltd.	769,569	963
	Chief Telecom Inc.	94,600	963
*	China Man-Made Fiber Corp.	4,291,384	957
	Everlight Chemical Industrial Corp.	1,454,649	957
	Continental Holdings Corp.	1,329,000	956
[1]	Motech Industries Inc.	1,286,928	952
[1]	Lingsen Precision Industries Ltd.	1,101,000	949
	USI Corp.	2,464,784	943
	Great Tree Pharmacy Co. Ltd.	310,000	940
[1]	YC INOX Co. Ltd.	1,319,255	938
	Dimerco Express Corp.	369,750	925
*,1	Microbio Co. Ltd.	1,449,292	923
*	RDC Semiconductor Co. Ltd.	204,850	922
	Bank of Kaohsiung Co. Ltd.	2,411,697	919
	Syncmold Enterprise Corp.	423,750	915
	Kaimei Electronic Corp.	317,800	912
	Advanced International Multitech Co. Ltd.	406,000	911
	TSRC Corp.	1,884,046	910
[1]	JSL Construction & Development Co. Ltd.	605,923	903
	UPC Technology Corp.	2,552,065	902
	TYC Brother Industrial Co. Ltd.	570,710	894
*,1	CyberTAN Technology Inc.	1,071,571	876
	Waffer Technology Corp.	483,439	874
[1]	Elitegroup Computer Systems Co. Ltd.	1,023,647	869
	D-Link Corp.	1,716,774	855
[1]	Forcecon Tech Co. Ltd.	319,217	852
	Rechi Precision Co. Ltd.	1,042,668	842
*,1	Egis Technology Inc.	233,000	837
*,1	Fittech Co. Ltd.	227,362	837
*	Foresee Pharmaceuticals Co. Ltd.	317,294	833
	Kung Long Batteries Industrial Co. Ltd.	212,000	832
*	Career Technology MFG. Co. Ltd.	1,609,203	831
[1]	IEI Integration Corp.	410,716	829
[1]	Actron Technology Corp.	201,895	829
	TaiDoc Technology Corp.	193,000	822
[1]	Alpha Networks Inc.	757,599	789
*	Longchen Paper & Packaging Co. Ltd.	2,457,707	776
	TA-I Technology Co. Ltd.	371,500	769
*	Oriental Union Chemical Corp.	1,818,000	765

		Shares	Market Value ($000)
[1]	Amazing Microelectronic Corp.	284,085	757
	Ambassador Hotel	549,000	756
*	Lung Yen Life Service Corp.	472,000	754
	Ho Tung Chemical Corp.	2,601,362	750
	China Metal Products	965,515	746
[1]	Hung Sheng Construction Ltd.	1,165,620	742
[1]	Advancetek Enterprise Co. Ltd.	784,000	740
[1]	Advanced Ceramic X Corp.	150,000	734
[1]	T3EX Global Holdings Corp.	356,000	734
	Sampo Corp.	944,048	722
	Nantex Industry Co. Ltd.	948,000	712
*,1	Apex International Co. Ltd.	700,784	705
*	Taiwan TEA Corp.	1,690,293	701
	Gourmet Master Co. Ltd.	295,789	701
	PharmaEngine Inc.	331,102	700
[1]	Infortrend Technology Inc.	625,885	688
*,1	Tong-Tai Machine & Tool Co. Ltd.	650,429	687
	Universal Vision Biotechnology Co. Ltd.	150,255	683
*	Adimmune Corp.	1,122,343	679
	FSP Technology Inc.	409,428	670
	Firich Enterprises Co. Ltd.	873,815	656
	Sunny Friend Environmental Technology Co. Ltd.	268,741	654
	Darfon Electronics Corp.	660,000	650
	Radium Life Tech Co. Ltd.	1,906,107	647
	ZillTek Technology Corp.	111,045	647
[1]	Shinfox Energy Co. Ltd.	430,445	647
*,1	Taiwan Mask Corp.	515,540	638
[1]	Gamania Digital Entertainment Co. Ltd.	398,000	637
	Mercuries & Associates Holding Ltd.	1,336,042	634
	Zeng Hsing Industrial Co. Ltd.	207,536	631
	Adlink Technology Inc.	320,127	630
	ScinoPharm Taiwan Ltd.	804,891	626
[1]	Cub Elecparts Inc.	208,606	611
	Xxentria Technology Materials Corp.	500,334	605
	St. Shine Optical Co. Ltd.	167,419	601
	Savior Lifetec Corp.	914,728	600
	Chia Hsin Cement Corp.	1,322,180	596
	Sonix Technology Co. Ltd.	503,000	580
	Namchow Holdings Co. Ltd.	484,000	577
	Bioteque Corp.	148,000	564
	Asia Polymer Corp.	1,280,151	563
*,3	OBI Pharma Inc.	633,936	556
	Chlitina Holding Ltd.	169,569	555
	Syntec Technology Co. Ltd.	18,000	550
	China General Plastics Corp.	1,384,717	546
	Soft-World International Corp.	163,520	529
*	HannsTouch Holdings Co.	1,788,329	524
[1]	Sensortek Technology Corp.	90,000	524
	Brogent Technologies Inc.	159,166	522
[1]	Yungshin Construction & Development Co. Ltd.	274,410	517
	Darwin Precisions Corp.	1,249,200	506
	Tyntek Corp.	820,250	505
[1]	91APP Inc.	236,555	497
	Cyberlink Corp.	188,076	496
	KMC Kuei Meng International Inc.	172,000	495
*	First Steamship Co. Ltd.	2,821,850	494
*,1	Chung Hwa Pulp Corp.	1,257,135	493
	Formosan Rubber Group Inc.	617,280	490
	Sinyi Realty Inc.	697,465	486
[1]	CHC Healthcare Group	448,727	483
	Wei Chuan Foods Corp.	1,027,835	476
	Huang Hsiang Construction Corp.	401,599	473
	Panion & BF Biotech Inc.	226,354	469
	Rich Development Co. Ltd.	1,859,440	468
*	Lealea Enterprise Co. Ltd.	2,206,642	458
	Tung Thih Electronic Co. Ltd.	255,384	458
*	Federal Corp.	698,505	450
*	Taiwan Styrene Monomer	1,516,579	429
	KEE TAI Properties Co. Ltd.	1,235,771	423
	Hong Pu Real Estate Development Co. Ltd.	592,195	422

		Shares	Market Value ($000)
[1]	Iron Force Industrial Co. Ltd.	137,608	419
	Taiyen Biotech Co. Ltd.	408,877	410
	AGV Products Corp.	1,215,425	409
*	Shining Building Business Co. Ltd.	1,418,675	406
*	Medigen Biotechnology Corp.	388,680	405
	Speed Tech Corp.	347,000	400
	Basso Industry Corp.	364,000	395
	China Electric Manufacturing Corp.	949,980	392
	Cenra Inc.	364,000	392
*	ALI Corp.	469,168	381
*	Heron Neutron Medical Corp.	27,000	370
*	Kuo Yang Construction Co. Ltd.	628,000	369
	Ultra Chip Inc.	242,000	365
	Rexon Industrial Corp. Ltd.	430,000	361
*	PChome Online Inc.	367,104	328
*	Li Peng Enterprise Co. Ltd.	1,812,915	317
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			985,259
Thailand (0.8%)
	Tisco Financial Group PCL	2,070,850	7,397
	Kiatnakin Bank PCL	2,098,605	4,800
	Thanachart Capital PCL	2,187,095	4,099
	Bangchak Corp. PCL	3,254,700	3,130
	WHA Corp. PCL	28,177,292	3,105
	3BB Internet Infrastructure Fund Class F	14,275,763	2,921
	TIDLOR Holdings PCL	5,283,013	2,848
	Srisawad Corp. PCL	3,542,000	2,797
	Com7 PCL Class F	3,819,800	2,654
	CPN Retail Growth Leasehold REIT	6,953,368	2,493
	Supalai PCL	3,815,850	2,205
	Sansiri PCL	49,591,500	2,162
	Bangkok Life Assurance PCL NVDR	3,185,400	2,156
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,240,086	2,118
[1]	KCE Electronics PCL	3,046,900	1,817
	AP Thailand PCL	6,151,456	1,768
	Central Plaza Hotel PCL	1,514,690	1,692
	Thailand Future Fund	8,032,400	1,685
	Cal-Comp Electronics Thailand PCL Class F	10,892,600	1,647
*,1	Energy Absolute PCL (XBKK)	18,548,382	1,616
	Bangkok Commercial Asset Management PCL (XBKK)	6,144,900	1,560
	Thaifoods Group PCL Class F	10,220,200	1,544
[1]	CH Karnchang PCL	3,884,600	1,543
	MBK PCL (XBKK)	2,679,976	1,534
	TTW PCL	4,679,600	1,368
	Mega Lifesciences PCL	1,181,800	1,354
	IRPC PCL	35,179,900	1,298
	Star Petroleum Refining PCL	5,949,600	1,280
	Amata Corp. PCL	2,565,597	1,275
	Siam Global House PCL	5,777,031	1,263
	Betagro PCL	2,283,200	1,235
[1]	Bangkok Chain Hospital PCL	3,812,648	1,223
[1]	Hana Microelectronics PCL	2,171,746	1,203
	Bangkok Airways PCL	2,469,400	1,197
	Sri Trang Agro-Industry PCL	2,916,023	1,187
	I-TAIL Corp. PCL	2,117,700	1,156
	B Grimm Power PCL	2,786,252	1,129
*,1	Jasmine Technology Solution PCL	627,000	1,066
	Thai Vegetable Oil PCL	1,431,510	1,064
	Sri Trang Gloves Thailand PCL	3,597,500	1,024
	BCPG PCL	4,489,837	1,012
	Tipco Asphalt PCL	2,209,300	990
	Quality Houses PCL	23,158,333	950
*	Thonburi Healthcare Group PCL	3,387,940	924
	Dhipaya Group Holdings PCL	1,323,100	849
	VGI PCL	29,750,000	812
	Chularat Hospital PCL Class F	16,096,260	803
*	Stecon Group PCL	3,086,415	776
	TOA Paint Thailand PCL	1,622,800	748

		Shares	Market Value ($000)
	Gunkul Engineering PCL	12,958,483	748
*	Thai Airways International PCL	3,045,000	722
	PTG Energy PCL	2,850,107	683
	AEON Thana Sinsap Thailand PCL	217,300	666
	Plan B Media PCL Class F	5,733,372	664
	Central Plaza Hotel PCL NVDR	489,800	547
	Thoresen Thai Agencies PCL	4,032,041	541
[1]	JMT Network Services PCL	2,011,123	541
*,1	Thaicom PCL	1,800,140	525
	AP Thailand PCL NVDR	1,821,600	524
[1]	MK Restaurants Group PCL	867,000	519
*,1	Jasmine International PCL	12,202,420	497
	SPCG PCL	1,560,200	476
	Bangkok Land PCL	33,014,900	472
	Dohome PCL (XBKK)	3,983,898	446
	GFPT PCL	1,412,800	430
	CK Power PCL	5,822,431	423
[1]	Jaymart Group Holdings PCL	1,833,300	422
	TPI Polene Power PCL	7,188,400	418
	Tisco Financial Group PCL NVDR	115,350	412
*	SKY ICT PCL	1,100,917	371
	Precious Shipping PCL	1,371,400	277
	Major Cineplex Group PCL	1,290,544	271
	AEON Thana Sinsap Thailand PCL NVDR	78,600	241
	Precious Shipping PCL NVDR	1,095,000	221
*	Pruksa Real Estate PCL	1,063,290	61
			100,595
Turkiye (0.3%)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,888,049	3,044
*	Peker Gayrimenkul Yatirim Ortakligi A/S	12,640,525	2,912
*	Isiklar Enerji ve Yapi Holding A/S	1,653,010	2,867
	Katilimevim Tasarruf Finansman A/S	2,935,160	2,589
	Yeni Gimat Gayrimenkul Ortakligi A/S	680,520	2,181
	Global Yatirim Holding A/S	4,427,753	1,495
*	Tera Yatirim Teknoloji Holding A/S	3,990,137	1,275
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	8,392,985	1,018
	Sekerbank Turk A/S	4,647,004	977
*	Bera Holding A/S	2,330,705	967
*	BatiSoke Soke Cimento Sanayii TAS	1,496,538	939
	Albaraka Turk Katilim Bankasi A/S	4,285,182	912
	Logo Yazilim Sanayi Ve Ticaret A/S	230,890	879
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	97,238	791
*	Izdemir Enerji Elektrik Uretim A/S	3,519,285	772
*	Can2 Termik A/S	15,470,510	745
	AKIS Gayrimenkul Yatirimi A/S	3,571,522	719
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S Class A	286,094	707
[1]	Kontrolmatik Enerji Ve Muhendislik A/S	3,100,402	700
*	DAP Gayrimenkul Gelistirme A/S	2,800,007	697
*	Fenerbahce Futbol A/S	8,682,335	662
*	Tukas Gida Sanayi ve Ticaret A/S	8,978,857	600
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	4,082,101	543
*	Adese Alisveris Merkezleri Ticaret A/S	16,998,335	516
*	Is Finansal Kiralama A/S	1,017,789	503
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,532,382	495
*	YEO Teknoloji Enerji VE Endustri A/S	488,591	488
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	4,099,510	474
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	406,243	449
	SUN Tekstil Sanayi Ve Ticaret A/S	458,008	449
	Kayseri Seker Fabrikasi A/S	3,924,322	442
*	Pasifik Teknoloji A/S Class B	974,553	440
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	578,764	418
	Bursa Cimento Fabrikasi A/S	2,480,566	397
*	Izmir Demir Celik Sanayi A/S	2,305,359	387
	Galata Wind Enerji A/S	608,363	370
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	1,251,810	369
*	Oyak Yatirim Menkul Degerler A/S	337,125	366
	Polisan Holding A/S	812,405	340
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	39,357	323
*	Aksigorta A/S	1,681,922	320

		Shares	Market Value ($000)
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	1,375,429	314
*	Qua Granite Hayal	5,167,851	313
*	Tumosan Motor ve Traktor Sanayi A/S	119,663	311
*	Hitit Bilgisayar Hizmetleri A/S	289,906	303
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	4,246,697	286
*	Biotrend Cevre VE Enerji Yatirimlari A/S	641,086	281
	Suwen Tekstil Sanayi Pazarlama A/S	1,329,204	274
*	Aydem Yenilenebilir Enerji A/S	459,245	264
*	Kordsa Teknik Tekstil A/S	206,939	256
*	Reeder Teknoloji Sanayi VE Ticaret A/S	1,562,165	252
*	Imas Makina Sanayi A/S	2,241,735	249
*	Esenboga Elektrik Uretim A/S	2,648,944	241
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	172,377	240
*	Karel Elektronik Sanayi ve Ticaret A/S	1,086,483	231
*	Kerevitas Gida Sanayi ve Ticaret A/S	689,501	227
*	Kervan Gida Sanayi Ve Ticaret A/S	3,056,631	226
	Ebebek Magazacilik A/S	154,703	214
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	39,334	209
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	2,826,588	203
*	Bagfas Bandirma Gubre Fabrikalari A/S	276,333	191
*	Marmara Holding A/S	3,230,635	191
*	Kimteks Poliuretan Sanayi VE Ticaret A/S	481,574	177
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	544,467	176
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	4,825,939	176
*	Tat Gida Sanayi A/S	473,651	155
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	89,674	129
*	Kartonsan Karton Sanayi ve Ticaret A/S	63,591	118
*	Blume Metal Chemical ASA	52,828	56
	Turkiye Petrol Rafinerileri A/S	1	—
	Aygaz A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
	LDR Turizm A/S	3	—
*	Ral Yatirim Holding A/S	1	—
			42,800
United Arab Emirates (0.2%)
	GFH Financial Group BSC	10,713,782	6,132
	Dana Gas PJSC	20,415,819	5,193
	Abu Dhabi National Hotels	30,891,686	3,681
*	RAK Properties PJSC	5,364,290	1,900
	Amanat Holdings PJSC	4,832,024	1,697
	Ajman Bank PJSC	3,959,180	1,596
*	Gulf Navigation Holding PJSC	1,884,877	1,153
	Agthia Group PJSC	1,135,373	1,144
*	Aramex PJSC	364,744	215
	Sharjah Islamic Bank	162,829	158
*,3	Arabtec Holding PJSC	2,033,180	—
			22,869
United Kingdom (7.9%)
	Games Workshop Group plc	120,202	28,042
	LondonMetric Property plc	8,214,713	22,550
	IG Group Holdings plc	1,207,568	22,403
	Tritax Big Box REIT plc	8,943,137	20,300
	Johnson Matthey plc	614,874	19,884
	Aberdeen Group Plc	6,593,675	19,687
	Babcock International Group plc	925,286	18,243
	Investec plc	2,141,191	17,781
	Balfour Beatty plc	1,797,835	17,605
	Lion Finance Group plc	116,892	16,150
	RS Group plc	1,723,351	15,825
	Bellway plc	417,134	15,524
	Drax Group plc	1,250,513	15,430
	Man Group plc	4,186,602	15,111
	Serco Group plc	3,617,557	14,853
	Rotork plc	3,031,752	14,712
	ITV plc	12,938,344	14,426
	Plus500 Ltd.	247,938	14,272
*	Carnival plc	478,933	14,226
	Cranswick plc	191,119	13,795
	Inchcape plc	1,188,565	13,291

		Shares	Market Value ($000)
	Primary Health Properties plc	9,257,891	13,141
	Pennon Group plc	1,723,173	12,916
[2]	Quilter plc	4,843,069	12,892
	QinetiQ Group plc	1,703,448	11,736
	Pan African Resources plc	6,294,934	11,141
	OSB Group plc	1,296,497	10,836
	Canal & SA (XLON)	2,504,314	10,828
*	Vistry Group plc	1,167,856	10,642
	Morgan Sindall Group plc	156,668	10,597
	Shaftesbury Capital plc	5,383,320	10,590
	Hochschild Mining plc	1,157,650	10,447
	Genus plc	239,830	10,395
[2]	JTC plc	581,457	10,304
	Derwent London plc	388,238	10,283
	Mitie Group plc	4,444,632	10,161
	Just Group plc	3,411,138	10,106
	Big Yellow Group plc	676,439	9,576
	TBC Bank Group plc	163,988	9,535
	TP ICAP Group plc	2,723,605	9,501
	Computacenter plc	203,654	9,321
	International Workplace Group plc	2,726,758	9,244
	Softcat plc	471,093	9,226
	Hammerson plc	1,870,497	9,082
	easyJet plc	1,352,520	8,849
	B&M European Value Retail SA	3,664,416	8,847
	Hill & Smith plc	289,079	8,833
	Safestore Holdings plc	777,131	8,832
	Paragon Banking Group plc	687,036	8,361
	Grafton Group plc GDR	633,363	8,098
	Coats Group plc	6,915,696	8,048
[1]	Greggs plc	355,991	7,833
	Greencore Group plc (SGMX)	1,971,611	7,797
	AJ Bell plc	1,202,875	7,639
	Lancashire Holdings Ltd.	889,046	7,508
	Currys plc	3,671,657	7,358
	Sirius Real Estate Ltd.	5,431,611	7,320
	Great Portland Estates plc	1,414,476	7,260
*	Helios Towers plc	3,054,006	7,247
	SSP Group plc	2,889,531	7,235
	Savills plc	482,131	7,115
	Tate & Lyle plc	1,324,334	6,852
	Grainger plc	2,568,503	6,837
	Oxford Instruments plc	195,604	6,769
	Chemring Group plc	978,099	6,687
	Renishaw plc	125,267	6,513
*	Ocado Group plc	2,168,183	6,498
	Harbour Energy plc	2,011,014	6,441
	Bodycote plc	626,782	6,412
[2]	Bridgepoint Group plc	1,721,594	6,404
	Travis Perkins plc	747,064	6,395
	Rathbones Group plc	209,324	6,336
	Premier Foods plc	2,403,592	6,220
	Volution Group plc	707,596	6,193
	Keller Group plc	249,402	6,070
*,2	Watches of Switzerland Group plc	818,541	5,830
	Clarkson plc	101,034	5,801
	4imprint Group plc	100,306	5,620
	Dunelm Group plc	443,409	5,600
	Dowlais Group plc	4,344,117	5,537
[1]	Energean plc	467,884	5,433
	Supermarket Income REIT plc	4,582,766	5,247
	Ashmore Group plc	1,605,777	5,210
	Firstgroup plc	1,976,173	5,055
	Senior plc	1,449,959	4,852
	Telecom Plus plc	263,057	4,806
	Breedon Group plc	1,024,146	4,717
	Baltic Classifieds Group plc	1,644,675	4,595
	Elementis plc	2,083,588	4,592
	Pets at Home Group plc	1,625,310	4,552
	MONY Group plc	1,778,920	4,541

		Shares	Market Value ($000)
	IntegraFin Holdings plc	916,218	4,411
	Vesuvius plc	696,728	4,384
	WH Smith plc	458,995	4,239
*,2	Trainline plc	1,492,224	4,182
	Genuit Group plc	892,382	4,063
	Zigup plc	776,145	4,049
	Jupiter Fund Management plc	1,553,849	3,994
	Hays plc	5,740,819	3,733
*	Close Brothers Group plc	532,983	3,700
*	Molten Ventures plc	525,850	3,645
*	Frasers Group plc	378,362	3,604
	Kainos Group plc	284,723	3,505
*	Mitchells & Butlers plc	939,952	3,397
	Ninety One plc	971,917	3,384
	Playtech plc	826,714	3,359
*,1	Oxford Nanopore Technologies plc	1,555,279	3,317
*,2	Trustpilot Group plc	1,309,899	3,301
	Morgan Advanced Materials plc	1,028,688	3,222
	Moonpig Group plc	1,090,758	3,200
	Pagegroup plc	1,126,166	3,182
	Domino's Pizza Group plc	1,264,092	3,154
[1]	Diversified Energy Co.	224,507	2,929
	Victrex plc	314,830	2,829
	AG Barr plc	320,647	2,798
	Workspace Group plc	484,034	2,777
[2]	Spire Healthcare Group plc	964,275	2,702
[1]	Bytes Technology Group plc (XLON)	553,010	2,550
	J D Wetherspoon plc	277,245	2,542
[2]	Ibstock plc	1,445,020	2,514
*	IP Group plc	3,093,905	2,513
	Future plc	335,190	2,481
	Wickes Group plc	790,581	2,465
	RHI Magnesita NV	63,228	2,401
	Picton Property Income Ltd.	1,913,007	2,178
	Ithaca Energy plc	818,667	2,068
	C&C Group plc	1,342,133	2,008
	NCC Group plc	971,056	1,872
	Dr. Martens plc	2,031,002	1,872
	Hilton Food Group plc	284,172	1,838
	Marshalls plc	824,188	1,765
	Crest Nicholson Holdings plc	819,803	1,715
[2]	CMC Markets plc	364,804	1,630
*	AO World plc	1,082,428	1,603
*,1	THG plc	2,562,657	1,307
	Bytes Technology Group plc	236,220	1,074
*	Auction Technology Group plc	240,499	1,018
*,1	ASOS plc	204,037	925
*,1,2	Aston Martin Lagonda Global Holdings plc	1,086,939	913
*,1	Raspberry PI Holdings plc	243,141	896
	Rank Group plc	670,573	807
	PZ Cussons plc	628,507	630
*,3	Home REIT plc	1,308,650	215
*,2,3	Finablr plc	496,892	—
			1,048,265
United States (0.1%)
*,1	Energy Fuels Inc.	538,266	12,037
*,3	Untrade NH Health	1,143,500	2,070
			14,107
Total Common Stocks (Cost $10,744,639)			13,035,614
Preferred Stocks (0.3%)
	Danieli & C Officine Meccaniche SpA Preference Shares	128,667	6,638
	Bradespar SA Preference Shares	879,200	3,978
	Sixt SE Preference Shares	60,999	3,846
	Draegerwerk AG & Co. KGaA Preference Shares	31,601	3,337
	Marcopolo SA Preference Shares	2,664,015	3,265
	KSB SE & Co. KGaA Preference Shares	2,563	3,260
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	746,098	2,553
	Unipar Carbocloro SA Preference Shares Class B	197,300	2,357

		Shares	Market Value ($000)
	Alpargatas SA Preference Shares	798,500	2,181
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	1,691,000	2,024
	Banco ABC Brasil SA Preference Shares	345,300	1,760
	Corem Property Group AB Preference Shares	39,843	1,083
	Daishin Securities Co. Ltd. Preference Shares	67,789	1,082
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	596,800	951
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	176,352	943
*	Raizen SA Preference Shares	4,694,520	919
	Randoncorp SA Preference Shares	653,037	799
*,3	Mechel PJSC Preference Shares	434,330	—
*,3	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $31,247)			40,976
Rights (0.0%)
*	Xp Malls Fundo Investimentos Imobiliarios Exp. 2/12/2026	13,056	6
*	Capitania Securities II FII Exp. 2/3/2026	114,767	—
*,3	29Metals Ltd. Exp. 2/11/2026	216,037	—
Total Rights (Cost $—)			6
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/2030	104,185	106
*	Berjaya Corp. Bhd. Exp. 1/6/2031 (XKLS)	2,633,924	53
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	430,554	3
*	VGI PCL Exp. 5/23/2027 (XBKK)	4,948,352	2
*	VGI PCL Exp. 5/23/2027	542,670	—
Total Warrants (Cost $—)			164
Temporary Cash Investments (5.7%)
Money Market Fund (5.7%)
[4,5]	Vanguard Market Liquidity Fund, 3.704% (Cost $751,892)	7,519,947	751,995
Total Investments (104.7%) (Cost $11,527,778)			13,828,755
Other Assets and Liabilities—Net (-4.7%)			(625,593)
Net Assets (100%)			13,203,162
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $623,748.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $467,727, representing 3.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $690,844 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	144	18,897	285
MSCI EAFE Index	March 2026	445	67,569	2,754
MSCI Emerging Markets Index	March 2026	390	29,655	2,282
S&P TSX 60 Index	March 2026	71	19,321	(162)
				5,159

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	CAD	17,453	USD	12,662	181	—
Standard Chartered Bank	3/18/2026	CAD	2,291	USD	1,656	30	—
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	14,000	USD	18,725	430	—
Citibank, N.A.	3/18/2026	INR	1,777,418	USD	19,611	—	(304)
Bank of America, N.A.	3/18/2026	INR	172,472	USD	1,905	—	(31)
Barclays Bank plc	3/18/2026	JPY	1,500,000	USD	9,759	—	(28)
State Street Bank & Trust Co.	3/18/2026	JPY	1,350,777	USD	8,784	—	(21)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	542	AUD	817	—	(26)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	2,244	BRL	12,525	—	(110)
State Street Bank & Trust Co.	3/18/2026	USD	4,206	CHF	3,341	—	(139)
Toronto-Dominion Bank	3/18/2026	USD	4,188	CHF	3,341	—	(157)
Deutsche Bank AG	3/18/2026	USD	541	DKK	3,455	—	(9)
Toronto-Dominion Bank	3/18/2026	USD	7,298	EUR	6,241	—	(117)
State Street Bank & Trust Co.	3/18/2026	USD	20,820	GBP	15,632	—	(569)
Standard Chartered Bank	3/18/2026	USD	2,504	HKD	19,437	12	—
Deutsche Bank AG	3/18/2026	USD	13,178	INR	1,211,585	18	—
State Street Bank & Trust Co.	3/18/2026	USD	6,120	INR	554,298	99	—
Royal Bank of Canada	3/18/2026	USD	26,758	JPY	4,126,389	—	(12)
Goldman Sachs International	3/18/2026	USD	7,114	JPY	1,108,801	—	(79)
BNP Paribas	3/18/2026	USD	1,258	KRW	1,841,150	—	(13)
State Street Bank & Trust Co.	3/18/2026	USD	3,338	NOK	33,870	—	(178)
Toronto-Dominion Bank	3/18/2026	USD	562	PLN	2,051	—	(15)
Toronto-Dominion Bank	3/18/2026	USD	6,758	SEK	62,836	—	(314)
UBS AG	3/18/2026	USD	1,156	SGD	1,491	—	(20)
BNP Paribas	3/18/2026	USD	249	TWD	7,760	4	—
Goldman Sachs International	3/18/2026	USD	1,500	ZAR	25,762	—	(89)
						774	(2,231)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
PLN—Polish zloty.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,523,684	33,690	2,070	1,559,444
Common Stocks—Other	37,818	11,419,344	19,008	11,476,170
Preferred Stocks	21,730	19,246	—	40,976
Rights	—	6	—	6
Warrants	58	—	106	164
Temporary Cash Investments	751,995	—	—	751,995
Total	2,335,285	11,472,286	21,184	13,828,755
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,321	—	—	5,321
Forward Currency Contracts	—	774	—	774
Total	5,321	774	—	6,095
Liabilities
Futures Contracts[1]	(162)	—	—	(162)
Forward Currency Contracts	—	(2,231)	—	(2,231)
Total	(162)	(2,231)	—	(2,393)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.